SEC Registration Nos.
811-6525 and 33-44968

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 26

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 26

Calvert Municipal Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Registrant's Telephone Number:
(301) 951-4881

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

It is proposed that this filing will become effective

__ Immediately upon filing pursuant to paragraph (b) of Rule 485.	XX on April 30, 2006 pursuant to paragraph (b) of Rule 485.

__ 60 days after filing pursuant to paragraph (a) of Rule 485.	__ on ________ pursuant to paragraph (a) of Rule 485.


Prospectus

Calvert Tax-Free Reserves
Money Market Portfolio
Limited-Term Portfolio
Long-Term Portfolio
Calvert National Municipal
Intermediate Fund

April 30, 2006

Calvert

Investments that make a difference

a UNIFI Company

PROSPECTUS
April 30, 2006

CALVERT TAX-FREE RESERVES ("CTFR")
Money Market Portfolio
Limited-Term Portfolio
Long-Term Portfolio

CALVERT MUNICIPAL FUND, INC. ("CMF")
Calvert National Municipal Intermediate Fund

About the Funds

1 Investment Objective, Strategy, Past Performance

13 Fees and Expenses

15 Principal Investment Strategies and Risks

About Your Investment

18 About Calvert

20 Advisory Fees

20 How to Buy Shares (Sales Charges, etc.)

22 Calculation of Contingent Deferred Sales Charge

22 Reduced Sales Charges

25 Distribution and Service Fees

25 Next Step -- Account Application

27 Important -- How Shares Are Priced

28 When Your Account Will be Credited

29 Other Calvert Features (Exchanges, Market Timing Policy, Minimum Account Balance, etc.)

33 Dividends, Capital Gains and Taxes

35 How to Sell Shares

39 Financial Highlights

45 Exhibit A -- Service Fees and Arrangements with Broker/Dealers

These securities have not been approved or disapproved by the Securities and Exchange Commission ("SEC") or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CTFR MONEY MARKET

Objective

CTFR Money Market (the "Fund" or "Money Market") seeks to earn the highest level of interest income, exempt from federal income taxes, as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of the Fund.

Principal Investment Strategies and Related Risks

Under normal market conditions, at least 80% of the income from the Fund will be exempt from federal income tax.

Money Market invests in fixed and floating rate municipal bonds and notes, variable rate demand notes, tax-exempt commercial paper, and other high-quality, short-term municipal obligations. The Advisor looks for securities with strong credit quality that are attractively priced. This may include investments with unusual features or privately placed issues that are not widely followed in the fixed income marketplace.

Many of the instruments held by the Fund are supported by a credit facility (to improve the credit quality) or liquidity facility (to shorten the maturity) provided by banks; thus, the Fund has an exposure to the banking industry.

The Fund may purchase securities that have not been rated by a rating agency, so long as the Advisor determines they are of comparable credit quality to rated securities permissible for the Fund.

Unrated and privately placed securities may be less liquid than those that are rated or have an active trading market.

Money Market's yield will change in response to market interest rates. In general, as market rates go up so will the Fund's yield, and vice versa. Although the Fund tries to keep the value of its shares constant at $1.00 per share, changes in market rates, and or sudden credit deterioration of a holding could cause the value to decrease. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively. Securities issued by government-sponsored enterprises ("GSEs") such as Fannie Mae and Freddie Mac are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE.

The Fund limits the amount it invests in any one issuer to try to lessen its exposure.

In addition to interest rate risk and credit risk, different types of municipal bonds may be affected differently, based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, and court rulings, among other factors.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Money Market Performance

The bar chart and table below show the Fund's Class O annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance has varied from year to year. The table compares the Fund's returns over time to the Lipper Tax-Exempt Money Market Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Money Market
Year-by-Year Total Return

Best Quarter (of periods shown)	Q2 '95	1.02%
Worst Quarter (of periods shown)	Q1 '04	0.08%

Average Annual Total Returns (as of 12.31.05)
	1 year	5 years	10 years
Money Market (Class O)	1.79%	1.24%	2.31%
Lipper Tax-Exempt Money Market Funds Average	1.72%	1.18%	2.13%

For current yield information, call 800-368-2745, or visit Calvert's website at www.calvert.com.

CTFR LIMITED-TERM

Objective

CTFR Limited-Term (the "Fund" or "Limited-Term") seeks to earn the highest level of interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of the Fund.

Principal Investment Strategies

Under normal market conditions, at least 80% of the income from the Fund will be exempt from federal income tax.

While seeking to achieve its objective, Limited-Term strives to minimize volatility in the net asset value (NAV) per share. The Advisor intends under normal circumstances to maintain an average portfolio maturity of three years or less. The Fund typically invests at least 85% of its net assets in investment grade debt securities. The Advisor looks for securities with strong credit quality that are attractively priced. This may include investments with unusual features or privately placed issues that are not widely followed in the fixed income marketplace.

The Fund may invest in a variety of tax-exempt obligations including tax-supported debt (general obligation bonds and notes of state and local issuers), various types of revenue debt (transportation, housing, utilities, hospital), special tax obligations, and qualified private activity bonds and other state and local government authorities, tax and revenue anticipation notes and bond anticipation notes, municipal leases, and certificates of participation in such investments. The obligations may be structured as variable rate or adjustable rate obligations and are often supported by a third party letter of credit.

Many of the instruments held by the Fund are supported by a credit facility (to improve the credit quality) or liquidity facility (to shorten the maturity) provided by banks; thus, the Fund has an exposure to the banking industry.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, most likely for any of the following reasons:

  The market prices of bonds decline
  The individual bonds in the Fund do not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices do not work to achieve their desired result.
  The credit quality of the securities deteriorates, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.
  The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively. Securities issued by government-sponsored enterprises (GSEs) such as Fannie Mae and Freddie Mac are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE.
  The Advisor's forecast as to interest rates is not correct. Increases in market interest rates can cause the price of a debt security to decrease.
  The Advisor's allocation among different sectors of the bond market does not perform as well as expected.

In addition to interest rate risk and credit risk, different types of municipal bonds may be affected differently, based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, and court rulings, among other factors.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Limited-Term Performance

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance has varied from year to year. The table compares the Fund's performance over time to that of the Lehman Municipal Bond Index and the Lehman 1-Year Municipal Bond Index. Each is a widely recognized, unmanaged index of bond prices. The Fund recently changed its passive (unmanaged) index from the Lehman Municipal Bond Index to the more closely correlated Lehman 1-Year Municipal Bond Index. The table also shows the Fund's returns compared to the Lipper Short Municipal Debt Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. Past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows the Fund's returns with the maximum sales charge deducted. No sales charge has been applied to the index or average used for comparison in the table.

Limited-Term

Year-by-Year Total Return (at NAV)

Best Quarter (of periods shown)	Q1 '95	1.64%
Worst Quarter (of periods shown)	Q2 '04	-0.31%

Average Annual Total Returns (as of 12.31.05)

(with maximum sales charge deducted)
	1 year	5 years	10 years
Limited-Term
Return before taxes	1.16%	2.24%	3.05%
Return after taxes on distributions	1.16%	2.24%	3.04%
Return after taxes on distributions and sale of Fund shares	1.65%	2.30%	3.07%
Lehman Municipal Bond Index TR	3.51%	5.59%	5.71%
Lehman 1-Year Municipal Bond Index TR	1.49%	2.76%	3.58%
Lipper Short Municipal Debt Funds Average	1.07%	2.59%	3.32%

(Index reflects no deduction for fees, expenses, or taxes. Lipper Average reflects no deduction for taxes.)

CMF INTERMEDIATE

Objective

Calvert National Municipal Intermediate Fund (the "Fund" or "Intermediate") seeks to earn the highest level of interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital, and certain quality and maturity characteristics.

Principal Investment Strategies

Under normal market conditions, at least 80% of the income from the Fund will be exempt from federal income tax. Securities that generate income subject to alternative minimum tax may be included in the 80%.

The Fund typically invests at least 65% of its net assets in investment grade debt securities. The Advisor looks for securities with strong credit quality that are attractively priced. The average dollar-weighted maturity will be between 3 and 10 years.

The Fund may invest in tax-exempt obligations, such as tax-supported debt (general obligation bonds of state and local issuers), various types of revenue debt (transportation, housing, utilities, hospital), special tax obligations, and qualified private activity bonds and other state and local government authorities, municipal leases, and certificates of participation in such investments.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, most likely for any of the following reasons:

  The market prices of bonds decline.
  The individual bonds in the Fund do not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices do not work to achieve their desired result.
  The credit quality of the securities deteriorates, which could lead to default or bankruptcy of the issuer.
  The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively. Securities issued by government-sponsored enterprises ("GSEs") such as Fannie Mae and Freddie Mac are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE.
  The Advisor's forecast as to interest rates is not correct. Increases in market interest rates can cause the price of a debt security to decrease.
  The Advisor's allocation among different sectors of the bond market does not perform as well as expected.
  The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of bonds. Gains or losses on a single bond may have greater impact on the Fund.
  The Fund may invest up to 35% of its net assets in below-investment grade bonds. They are subject to greater credit and market risk than investment grade bonds.

In addition to interest rate risk and credit risk, different types of municipal bonds may be affected differently, based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, and court rulings, among other factors.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Intermediate Performance

The following bar chart and table show the Fund's annual returns and its long-term performance. The information provides some indication of the risks of investing in the Fund. The chart shows how the performance of the shares has varied from year to year. The table compares the Fund's performance over time to that of the Lehman Municipal 10-Year Bond Index TR and the Lehman 7-Year Municipal Bond Index. Each is a widely recognized, unmanaged index of bond prices. The Fund recently changed its passive (unmanaged) index from the Lehman Municipal 10-Year Bond Index to the more closely correlated Lehman 7-Year Municipal Bond Index. The table also shows the Fund's returns compared to the Lipper Intermediate Municipal Debt Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. Past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows the Fund's returns with the maximum sales charge deducted. No sales charge has been applied to the index or average used for comparison in the table.

Intermediate

Year-by-Year Total Return (at NAV)

Best Quarter (of periods shown)	Q3 '02	4.95%
Worst Quarter (of periods shown)	Q2 '04	-2.23%

Average Annual Total Returns (as of 12.31.05)
(with maximum sales charge deducted)
	1 year	5 years	10 years
Intermediate
Return before taxes	-1.03%	3.69%	4.28%
Return after taxes on distributions	-1.15%	3.61%	4.20%
Return after taxes on distributions and sale of Fund shares	0.63%	3.68%	4.23%
Lehman Municipal 10-Year Bond Index TR	2.74%	5.45%	5.69%
Lehman Municipal 7-Year Bond Index TR	1.72%	5.13%	5.26%
Lipper Intermediate Municipal Debt Funds Average	0.82%	4.15%	4.49%

(Index reflects no deduction for fees, expenses, or taxes. Lipper Average reflects no deduction for taxes.)

CTFR LONG-TERM

Objective

CTFR Long-Term (the "Fund" or "Long-Term") seeks to earn the highest level of interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of the Fund.

Principal Investment Strategies

Under normal market conditions, at least 80% of the income from the Fund will be exempt from federal income tax.

The Fund typically invests at least 65% of its net assets in investment grade debt securities. The Advisor looks for securities with strong credit quality that are attractively priced in various maturity ranges. To the extent it may do so consistent with its investment objective, the Fund follows a strategy to also seek to provide a competitive rate of total return. There is no limit on the Fund's average portfolio maturity.

The Fund may invest in a variety of tax-exempt obligations including tax-supported debt (general obligation bonds of state and local issuers), various types of revenue debt (transportation, housing, utilities, hospital), special tax obligations, and qualified private activity bonds and other state and local government authorities, municipal leases, and certificates of participation in such investments.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, most likely for any of the following reasons:

  The market prices of bonds decline.
  The individual bonds in the Fund do not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices do not work to achieve their desired result.
  The credit quality of the securities deteriorates, which could lead to default or bankruptcy of the issuer.
  The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively. Securities issued by government-sponsored enterprises ("GSEs") such as Fannie Mae and Freddie Mac are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE.
  The Advisor's forecast as to interest rates is not correct. Increases in market interest rates can cause the price of a debt security to decrease.
  The Advisor's allocation among different sectors of the bond market does not perform as well as expected.
  The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of bonds. Gains or losses on a single bond may have greater impact on the Fund.
  The Fund may invest up to 35% of its net assets in below-investment grade bonds. They are subject to greater credit and market risk than investment grade bonds.

In addition to interest rate risk and credit risk, different types of municipal bonds may be affected differently, based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, and court rulings, among other factors.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Long-Term Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the shares has varied from year to year. The table compares the Fund's performance over time to that of the Lehman Municipal Bond Index. This is a widely recognized, unmanaged index of bond prices. It also shows the Fund's returns compared to the Lipper General Municipal Debt Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. Past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows the Fund's returns with the maximum sales charge deducted. No sales charge has been applied to the index or average used for comparison in the table.

Long-Term

Year-by-Year Total Return (at NAV)

Best Quarter (of periods shown)	Q3 '02	6.27%
Worst Quarter (of periods shown)	Q2 '04	-2.93%

Average Annual Total Returns (as of 12.31.05)

(with maximum sales charge deducted)
	1 year	5 years	10 years
Long-Term
Return before taxes	0.23%	4.29%	4.54%
Return after taxes on distributions	0.14%	4.14%	4.38%
Return after taxes on distributions and sale of Fund shares	1.66%	4.23%	4.46%
Lehman Municipal Bond Index TR	3.51%	5.59%	5.71%
Lipper General Municipal Debt Funds Average	1.75%	4.50%	4.57%

(Index reflects no deduction for fees, expenses, or taxes. Lipper Average reflects no deduction for taxes.)

FEES AND EXPENSES
	Money Market	Limited- Term	Intermediate	Long- Term
Shareholder Fees
(fees paid directly from
your account)

Maximum sales charge (load)
imposed on purchases	None	1.00%	2.75%	3.75%
(as a percentage of
offering price)

Maximum deferred sales
charge (load)
(as a percentage of purchase	None	None1	None2	None2
or redemption proceeds,
whichever is lower)

Redemption fee3	None	2%	2%	2%
(as a % of redemption
proceeds) Note: Redemption fee
applies only to redemptions,
including exchanges, within
30 days of purchase (within
five days for Limited-Term).

Low balance fee	$3/month	None	None	None
(Money Market only, for
accounts under $1,000)

Annual Fund Operating
Expenses (expenses that are
deducted from Fund assets)4

Management fees	0.48%	0.55%	0.70%	0.61%

Distribution and service
(12b-1) fees	None	None	0.00%	0.09%

Other expenses	0.21%	0.11%	0.25%	0.19%

Total annual fund
operating expenses	0.69%5	0.66%	0.95%5	0.89%5

1 Purchases of Limited-Term shares for accounts with $250,000 or more are not subject to front-end sales charges, but may be subject to a 0.10% contingent deferred sales charge on shares redeemed within 9 months of purchase. (See "How to Buy Shares.")

2 Purchases of Intermediate and Long-Term shares for accounts with $1 million or more are not subject to front-end sales charges, but may be subject to a 0.80% contingent deferred sales charge on shares redeemed within 1 year of purchase. (See "How to Buy Shares.")

3 The redemption fee applies to redemptions, including exchanges, within 30 days of purchase (within five days for Limited-Term). The fee will not be charged directly on certain retirement account platforms and other similar omnibus-type accounts, but rather on their participants by the subtransfer agent and remitted to the Fund. The fee is deducted from the redemption proceeds. It is payable to the Class of the Fund from which the redemption is made and is accounted for as an addition to paid in capital. This fee is intended to ensure that the portfolio trading costs are borne by investors making the transactions and not by shareholders already in the Fund. See "How to Sell Shares - Redemption Fee" for situations where the fee may be waived.

4 Expenses are based on the Fund's most recent fiscal year. Management fees include the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of the Advisor, Calvert Asset Management Company, Inc.

5 Total annual fund operating expenses reflect an indirect fee and fees before waivers. Indirect fees result from the Fund's offset arrangements with its custodian banks whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the banks. These credits are used to reduce the Fund's expenses. Net operating expenses after reductions for fees paid indirectly and fee waivers would be 0.68%, 0.93%, and 0.88% for Money Market, Intermediate and Long-Term Portfolios, respectively.

Example

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:

  You invest $10,000 in the Fund for the time periods indicated;
  Your investment has a 5% return each year;
  The Fund's operating expenses remain the same; and
  You redeem all shares at the end of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment Is Held
	1 Year	3 Years	5 Years	10 Years
Money Market	$70	$221	$384	$859
Limited-Term	$167	$309	$464	$914
Intermediate	$369	$569	$786	$1,409
Long-Term	$462	$648	$850	$1,430

Principal Investment Strategies and Risks

The most concise description of the principal investment strategies and associated risks is under the earlier summary for each Fund. Limited-Term, Intermediate, and Long-Term are also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of the Fund's investment practices and techniques.

For each of the investment practices listed, the table below shows the limitations for Limited -Term, Intermediate and Long-Term as a percentage of assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the annual/semi-annual reports.

Key to Table
J	Fund currently uses as a principal investment practice
q	Permitted, but not typically used as a principal investment practice
(% of assets allowable, if restricted)
xN	Allowed up to x% of Fund's net assets
NA	Not applicable to this type of fund

Principal Investment Strategies	Ltd.-Term	Intermediate	Long-Term

Investment grade bonds. Bonds rated BBB/Baa or higher or comparable unrated bonds. Risks: Interest Rate, Market, Political and Credit.	J	J	J

Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds, also known as high-yield bonds. They are subject to greater credit and market risk than investment grade bonds. Risks: Credit, Market, Interest Rate, Liquidity, Political and Information.

	15N	35N	35N

Principal Investment Strategies and Risks (Cont'd)
Non-Principal Investment Strategies
Conventional Securities

Temporary Defensive Positions.

During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by increasing its investment in U.S. government securities and other short-term interest-bearing securities. During times of any temporary defensive positions, a Fund may not be able to achieve its investment objective. Risks: Opportunity.

	q	q	q

Illiquid securities. Securities which cannot be readily sold because there is no active market. Risks: Liquidity, Market and Transaction.	15N	15N	15N

Leveraged derivative instruments

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. Any options written by the Funds must be covered. Risks: Interest Rate, Market, Leverage, Correlation, Liquidity, Credit and Opportunity.

	NA	5N	5N

Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date. Risks: Interest Rate, Market, Leverage, Correlation, Liquidity and Opportunity.

	NA	5N	5N

The Funds have additional investment policies and restrictions (for example, repurchase agreements, reverse repurchase agreements, borrowing, pledging, and securities lending, and when-issued securities). These policies and restrictions are discussed in the Statement of Additional Information ("SAI.")

Glossary of Investment Risk Type

Correlation risk

This occurs when a Fund "hedges"- uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way Fund managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Information risk

The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk

The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk

The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk (Municipal Bonds)

The risk that different types of municipal bonds may be adversely affected by changes or proposed changes in the federal or state tax structure, economic and regulatory development, judicial opinions, and other factors.

Transaction risk

The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

ABOUT CALVERT

Calvert Asset Management Company, Inc. ("Calvert"), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the Funds' investment advisor. Calvert provides the Funds with investment supervision and management and office space; furnishes executive and other personnel to the Funds, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of and employed by Calvert. It has been managing mutual funds since 1976. Calvert is the investment advisor for over 25 mutual fund portfolios, including the first and largest family of socially screened funds. As of March 31, 2006, Calvert had approximately $12 billion in assets under management.

Portfolio Management Team

CAMCO uses a team approach to its management of the Funds. Information is provided below identifying each member of the team who is employed by or associated with CAMCO and primarily responsible for the day-to-day management of respective Fund (each a "Portfolio Manager"). (Note: this information is not provided for Money Market.)

The applicable Statement of Additional Information ("SAI") for each Fund provides additional information about each Portfolio Manager's management of other accounts, compensation and ownership of securities in that Fund.
Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 Years	Role on Management Team

Tom Dailey	Vice President, Portfolio Manager	Since 1995	Lead Portfolio Manager for taxable and tax-exempt money market funds and municipal funds since January 2004; team member since 1995	Lead Portfolio Manager

James O'Boyle	Portfolio Manager	Since 1995	Portfolio manager for taxable and tax-exempt money market funds and municipal funds	Co-Portfolio Manager

ADVISORY FEES

The following table shows the aggregate annual advisory fee paid to Calvert by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets. Note, it does not include the administrative service fee.

Fund	Advisory Fee
Money Market	.22%
Limited-Term	.55%
Intermediate	.60%
Long-Term	.60%

A discussion regarding the basis for the approval by the Board of Trustees/Directors of the Funds of the investment advisory agreement with respect to each Fund is available in the Annual Report of the applicable Fund for the year ended December 31, 2005.

HOW TO BUY SHARES

Getting Started - Before You Open an Account

You have a few decisions to make before you open an account in a mutual fund.

First, decide which fund or funds best suits your needs and your goals.

Second, decide what kind of account you want to open. Calvert offers individual, joint, trust, Uniform Gifts/Transfers to Minor Accounts, and several other types of accounts.

Money Market offers two classes of shares, both of which are sold without a sales charge. Only Money Market Class O is offered by this prospectus.

Shares of Limited-Term, Intermediate and Long-Term are sold with a front-end sales charge. Investors pay a sales charge at the time of each purchase. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge. This table shows the charges both as a percentage of offering price and as a percentage of the amount you invest. The term "offering price" includes the front-end sales charge. If you invest more, the percentage rate of sales charge will be lower. For example, if you invest more than $50,000 in Limited-Term, or if your cumulative purchases or the value in your account is more than $50,000,1 then the sales charge is reduced to .75%.

Limited-Term
	Sales Charge as	% of Amount
Your investment	% of offering price	invested
Less than $50,000	1.00%	1.01%
$50,000 but less than $100,000	0.75%	0.76%
$100,000 but less than $250,000	0.50%	0.50%
$250,000 and over	None2	None2

Intermediate
	Sales Charge as	% of Amount
Your investment	% of offering price	invested
Less than $50,000	2.75%	2.83%
$50,000 but less than $100,000	2.25%	2.30%
$100,000 but less than $250,000	1.75%	1.78%
$250,000 but less than $500,000	1.25%	1.27%
$500,000 but less than $1,000,000	1.00%	1.01%
$1,000,000 and over	None3	None3

Long-Term
	Sales Charge as	% of Amount
Your investment	% of offering price	invested
Less than $50,000	3.75%	3.90%
$50,000 but less than $100,000	3.00%	3.09%
$100,000 but less than $250,000	2.25%	2.30%
$250,000 but less than $500,000	1.75%	1.78%
$500,000 but less than $1,000,000	1.00%	1.01%
$1,000,000 and over	None3	None3

1 This is called "Rights of Accumulation." The sales charge is calculated by taking into account not only the dollar amount of the new purchase of shares, but also the higher of cost or current value of shares you have previously purchased in Calvert Funds that impose sales charges. See Exhibit A.

2 Purchases of Limited-Term shares at NAV for accounts with $250,000 or more on which a finder's fee has been paid by Calvert Distributors, Inc. are subject to a nine-month contingent deferred sales charge ("CDSC") of 0.10%. See the "Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges."

3 Purchases of Intermediate and Long-Term shares at NAV for accounts with $1,000,000 or more on which a finder's fee has been paid are subject to a one-year CDSC of 0.80%. See the "Calculation of Contingent Deferred Sales Charge."

The front-end sales charge may be waived for certain purchases or investors, such as participants in certain group retirement plans or other qualified groups and clients of certain investment advisers.

Calculation of Contingent Deferred Sales Charge

The CDSC will not be charged on shares you received as dividends or from capital gains distributions or on any capital appreciation (gain in the value) of shares that are sold.

Shares that are not subject to the CDSC will be redeemed first, followed by shares you have held the longest. The CDSC is calculated by determining the share value at both the time of purchase and redemption and then multiplying whichever value is less by the percentage that applies as shown above. If you choose to sell only part of your shares, the capital appreciation for those shares only is included in the calculation, rather than the capital appreciation for the entire account.

REDUCED SALES CHARGES (Limited-Term, Intermediate and Long-Term)

You may qualify for a reduced sales charge through several purchase plans available. You must notify your broker/dealer or the Fund at the time of purchase to take advantage of the reduced sales charge. If you do not let your broker/dealer or Fund know that you are eligible for a reduction, you may not receive a reduced sales charge to which you are otherwise entitled. In order to determine your eligibility to receive a reduced sales charge, it may be necessary for you to provide your broker/dealer or Fund with information and records (including account statements) of all relevant accounts invested in Calvert Funds. Information regarding sales load breakpoints/discounts is available on Calvert's website at www.calvert.com.

Right of Accumulation can be applied to several accounts

In determining the applicable Class A sales load breakpoints/discount, you may take into account the current value of your existing holdings of any class of Calvert's non-money market funds, including shares held by your family group or other qualified group* and through your retirement plan(s). In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your broker/dealer or Fund with information and records (including account statements) of all relevant accounts invested in Calvert Funds. You should retain any records necessary to substantiate the historical amounts you have invested because the Fund, the Transfer Agent, and financial intermediaries may not maintain this information. Shares could then be purchased at the reduced sales charge which applies to the entire group; that is, the current value of shares previously purchased and currently held by all the members of the group.

* A "family group" includes a spouse, parent, stepparent, grandparent, child, stepchild, grandchild, sibling, father-in-law, mother-in-law, brother-in-law, or sister-in-law, including trusts and estates on which such persons are signatories.

A "qualified group" is one which:

1. has been in existence for more than six months, and

2. has a purpose other than acquiring shares at a discount, and

3. satisfies uniform criteria which enable CDI and broker/dealers offering shares to realize economies of scale in distributing such shares.

A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CDI or broker/dealers distributing shares, and must agree to include sales and other materials related to the Funds in its publications and mailings to members at reduced or no cost to CDI or broker/dealers.

Statement of Intention

You may reduce your sales charge by establishing a statement of intention ("Statement"). A Statement allows you to combine all Calvert Funds (excluding money market funds) purchases of all share classes you intend to make over a 13-month period to determine the applicable sales charge. At your request, purchases made during the previous 90 days may be included.

A portion of your account will be held in escrow to cover additional sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction. In this regard, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in shares (computed to the nearest full share) of the Fund by the Transfer Agent. All dividends and any capital gains distribution on the escrowed shares will be credited to your account.

If the total minimum investment specified under the Statement is completed within a thirteen-month period, escrowed shares will be promptly released to you. However, shares disposed of prior to completion of the purchase requirement under the Statement will be deducted from the amount required to complete the investment commitment.

Upon expiration of the Statement period, if the total purchases pursuant to the Statement are less than the amount specified in the Statement as the intended aggregate purchases, Calvert Distributors, Inc. ("CDI") will debit the difference between the lower sales charge you paid and the dollar amount of sales charges which you would have paid if the total amount purchased had been made at a single time from your account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to you.

The Statement may be revised upward at any time during the Statement period, and such a revision will be treated as a new Statement, except that the Statement period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

Your first purchase of shares at a reduced sales charge under a Statement indicates acceptance of these terms.

Other Circumstances

There is no sales charge on shares of any Calvert Fund sold to or constituting the following: current or retired Directors, Trustees, or Officers of the Calvert Funds or Calvert and its affiliates; employees of Calvert and its affiliates; or their family members;

  Directors, officers, and employees of any subadvisor for the Calvert Family of Funds, employees of broker/dealers distributing the Fund's shares and immediate family members of the subadvisor, or broker/dealer;
  purchases made through a Registered Investment Advisor;
  trust departments of banks or savings institutions for trust clients of such bank or institution, and purchases through a broker/dealer maintaining an omnibus account with a Fund, provided the purchases are made by: (a) investment advisors or financial planners placing trades for their own accounts (or the accounts of their clients) and who charge a management, consulting, or other fee for their services; (b) clients of such investment advisors or financial planners who place trades for their own accounts if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker/dealer or agent; or (c) retirement and deferred compensation plans and trusts, including, but not limited to, those defined in section 401(a) or section 403(b) of the Code, and "rabbi trusts."

Established Accounts

Shares of Long-Term may be sold at net asset value to you if your account was established on or before September 15, 1987, or April 30, 1988, for Limited-Term.

Dividends and Capital Gain Distributions from other Calvert Funds

You may prearrange to have your dividends and capital gain distributions from another Calvert Group Fund automatically invested in another Calvert Fund with no additional sales charge.

Purchases made at NAV

Except for money market funds, if you make a purchase at NAV, you may exchange that amount to another Calvert Fund at no additional sales charge.

Reinstatement Privilege

If you redeem shares and then within 60 days decide to reinvest in any Calvert Fund, you may reinvest in Class A shares of the Fund at the net asset value next computed after the reinvestment order is received, without a sales charge. In order to take advantage of this privilege, you must notify the Fund or your broker at the time of repurchase. The Funds reserve the right to modify or eliminate this privilege.

Distribution and Service Fees

Intermediate and Long-Term have each adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows them to pay distribution fees for the sale and distribution of its shares. The distribution plan also pays service fees to persons (such as your financial professional) for services provided to shareholders. Because these fees are paid out of a Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Please see Exhibit A for more service fee and other information regarding arrangements with broker/dealers.

The table below shows the maximum annual percentage payable under the distribution plan, and the amount actually paid by each Fund for the most recent fiscal year. The fees are based on average daily net assets.

Maximum Payable under Plan/Amount Actually Paid
Money Market	None/None
Limited-Term	None/None
Intermediate	0.25%/0.00%
Long-Term	0.35%/0.09%

Next Step -- Account Application

Complete and sign an application for each new account. For more information, contact your financial professional or our shareholder services department at 800-368-2748.
Minimum To Open an Account	Minimum additional investments
$2,000	$250
(The Money Market Portfolio may charge a $2 service fee on check purchases of less than $250)

The Fund may charge a service fee on subsequent purchases of less than $250. Calvert may waive minimums for initial and subsequent purchases for investors who trade through certain omnibus accounts.
Please make your check payable
to the Fund and mail it to:

New Accounts	Subsequent Investments
(include application)	(include investment slip)
Calvert	Calvert
P.O. Box 219544	P.O. Box 219739
Kansas, City MO	Kansas City, MO
64121-9544	64121-9739

Certified or	Calvert
Overnight Mail	c/o BFDS,
330 West 9th St.
Kansas City, MO 64105-1807

Federal regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. The Fund requires your name, date of birth, residential street address or principal place of business, social security number, employer identification number or other governmental issued identification when you open an account in order to verify your identity. The Fund may place limits on account transactions while it is in the process of attempting to verify your identity. If the Fund is unable to verify your identity, the Fund may be required to redeem your shares and close your account.

IMPORTANT - HOW SHARES ARE PRICED

The price of shares is based on each Fund's net asset value ("NAV"). NAV is computed by adding the value of a Fund's holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding.

Generally, portfolio securities and other assets are valued based on market quotations. Securities held by Money Market are valued according to the "amortized cost" method, which is intended to stabilize the NAV at $1 per share. Debt securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Debt securities that will mature in 60 days or less are valued at amortized cost, which approximates fair value.

The Advisor determines when a market quotation is not readily available or reliable for a particular security. Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of the Fund and of the Advisor, as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees/Directors. No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, the Board generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors are subject to change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET). Each Fund is open for business each day the NYSE is open. Please note that there are some federal holidays, however, such as Columbus Day and Veterans Day, when the NYSE is open and the Fund is open but federal wires cannot be received because the banks are closed.

Some Funds hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. These Funds do not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund's shares may change on days when you will not be able to buy or sell your shares.

WHEN YOUR ACCOUNT WILL BE CREDITED

Your purchase will be processed at the NAV next calculated after your order is received in good order. All of your purchases must be made in US dollars. No cash or third party checks will be accepted. No credit card or credit loan checks will be accepted. Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchase orders must be sent to the Transfer Agent; however, as a convenience, check purchases received at Calvert's office in Bethesda, Maryland will be sent by overnight delivery to the Transfer Agent and will be credited the next business day upon receipt. Any check purchase received without an investment slip may cause delayed crediting. The Money Market Portfolio may charge a $2 service fee on any purchase less than the $250 minimum for subsequent investments. If your check does not clear your bank, your purchase will be canceled and you will be charged a $25 fee plus any costs incurred. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share). See "Request in 'Good Order'."

Money Market

Your purchase will be credited at the net asset value calculated after your order is received and accepted. If the Transfer Agent receives your wire purchase by 5 p.m. ET, your account will begin earning dividends on the next business day. Exchanges begin earning dividends the next business day after the exchange request is received by mail or telephone. Purchases received by check will begin earning dividends the next business day after they are credited to the account.

OTHER CALVERT FEATURES

Calvert Information Network

For 24-hour performance and account information call 800-368-2745 or visit www.calvert.com

You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of one phone call, 24 hours a day.

Note: The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

Account Services

By signing up for services when you open your account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date, the Funds require a signature guarantee to verify your signature, which may be obtained from any bank, trust company and savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.

Calvert Money Controller

Calvert Money Controller allows you to purchase or sell shares by electronic funds transfer without the time delay of mailing a check or the added expense of a wire. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new shares will be subject to a hold of up to 10 business days before redemption requests will be honored. Transaction requests must be received by 4 p.m. ET. You may request this service on your initial account application. Calvert Money Controller transactions returned for insufficient funds will incur a $25 charge.

Telephone Transactions

You may purchase, redeem, or exchange shares, wire funds and use Calvert Money Controller by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Fund, the shareholder servicing agent and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for most transactions; please review this statement and verify the accuracy of your transaction immediately.

Exchanges

Calvert offers a wide variety of investment options that includes common stock funds, tax-exempt and corporate bond funds, and money market funds (call your financial professional or Calvert representative for more information). We make it easy for you to purchase shares in other Calvert Funds if your investment goals change. The exchange privilege offers flexibility by allowing you to exchange shares on which you have already paid a sales charge from one mutual fund to another at no additional charge.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert Fund at no additional charge.

Shares may only be exchanged for shares of the same class of another Calvert Fund.

No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veterans Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

Each Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Market Timing Policy

In general, the Funds are designed for long-term investment and not as frequent or short-term trading ("market timing") vehicles. The Funds discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Further, the Funds do not accommodate frequent purchases and redemptions of Fund shares by Fund shareholders. Accordingly, each Fund's Board of Trustees/Directors has adopted policies and procedures in an effort to detect and prevent market timing in the Fund. The Funds believe that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of the Advisor to implement a Fund's investment strategies. In addition, market timing can disrupt the management of a Fund and raise its expenses through: increased trading and transactions costs; forced and unplanned portfolio turnover; time-zone arbitrage for securities traded on foreign markets; and large asset swings that decrease the Fund's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Fund performance. In addition to seeking to limit market timing by imposition of redemption fees, the Fund or Calvert at its discretion may reject any purchase or exchange request it believes to be market timing.

As stated under "How to Sell Shares" in this prospectus, retirement plan omnibus accounts are generally exempt from the redemption fee, unless the retirement service provider maintaining the omnibus account has the systematic capability of assessing the redemption fee at the individual or participant account level and the omnibus account is not otherwise exempt from the fee. If a significant percentage of a Fund's shareholder accounts are held through retirement plan omnibus accounts that are not subject to the redemption fee, then a Fund would be more susceptible to the risks of market timing activity in the Fund. Even if a retirement plan omnibus account is exempt from the redemption fee, if the Fund or its transfer agent or shareholder servicing agent suspects there is market timing activity in the account, Calvert will seek full cooperation from the service provider maintaining the account to identify the underlying participant. Calvert expects the service provider to take immediate action to stop any further market timing activity in the Fund by such participant(s) or plan, or else the Fund will be withdrawn as an investment option for that account.

There is no guarantee that Calvert will detect or prevent market timing activity.

Note: This Market Timing Policy does not apply to Money Market.

Each Fund and CDI reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only). Orders are canceled within one business day, and the purchase price is returned to the investor. Each Fund and CDI also may modify any terms or conditions of purchase of shares of any Fund (upon prior notice); or withdraw all or any part of the offering made by this prospectus.

Electronic Delivery of Prospectuses and Shareholder Reports

You may request to receive electronic delivery of Fund prospectuses and annual and semi-annual reports.

Combined General Mailings (Householding)

Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. Call customer service at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

Special Services and Charges

Each Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account or a stop payment on a draft. You may be required to pay a fee for these special services; for example, the fee for stop payments is $25. CTFR Money Market will charge a $25 service fee for drafts returned for insufficient or uncollected funds.

If you are purchasing shares through a program of services offered by a broker/dealer or other financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker/dealer or other agent.

Minimum Account Balance / Low Balance Fee

Please maintain a balance in each of your accounts of at least $1,000. If the balance in your Money Market account falls below the minimum during a month, a $3 monthly low balance fee will be charged to your account. If the balance in any of your accounts falls below the minimum during a month, your account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum, and will be closed if the balance is not brought up to the required minimum amount within 30 days.

DIVIDENDS, CAPITAL GAINS AND TAXES

Each Fund pays exempt interest dividends from its net investment income, less expenses, as shown below. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.
Money Market	Accrued daily, paid monthly
Limited-Term	Paid monthly
Intermediate	Paid monthly
Long-Term	Paid monthly

Dividend payment options

Dividends and any distributions are automatically reinvested in the same Fund at NAV (without sales charge), unless you elect to have amounts of $10 or more paid in cash (by check or by Calvert Money Controller). Dividends and distributions from any Calvert Group Fund may be automatically invested in an identically registered account in any other Calvert Group Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Funds in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the US Postal Service returns the check as undeliverable, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

Buying a Dividend (Not Applicable to Money Market)

At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend"), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

Dividends derived from interest on municipal obligations constitute exempt-interest dividends, on which you are not subject to federal income tax. However, dividends which are from taxable interest and any distributions of short term capital gain are taxable to you as ordinary income. If the Fund makes any distributions of long-term capital gains, then these are taxable to you as long-term capital gains, regardless of how long you held your shares of the Fund. Dividends attributable to interest on certain private activity bonds must be included in federal alternative minimum tax for individuals and for corporations. The Funds may derive up to 20% of their income from taxable investments, for liquidity purposes or pending investment. Interest earned from taxable investments will be taxable as ordinary income.

If taxable income or gains paid to you in the past year exceed $10, the Fund will mail to you Form 1099-DIV indicating the federal tax status of such payments. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested.

Limited-Term, Long-Term and Intermediate Only:

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, the Funds whose shares you have sold or exchanged in the past year will mail to you Form 1099-B indicating the total amount of all such sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other Tax Information

You may be subject to state or local taxes on your investment, depending on the laws in your area. A letter will be mailed to you in January detailing the percentage invested in your state the previous tax year. Such dividends may be exempt from certain state income taxes.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 28% of your reportable dividends, and possibly 28% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert Group reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

HOW TO SELL SHARES

You may redeem all or a portion of your shares on any day your Fund is open for business, provided the amount requested is not on hold. When you purchase by check or with Calvert Money Controller (electronic funds transfer), the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemption proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected. Drafts written on Money Market during the hold period will be returned for uncollected funds.

Your shares will be redeemed at the next NAV calculated (less any applicable CDSC and redemption fee) after your redemption request is received by the transfer agent in good order. The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven (7) days to make payment. Calvert Money Controller redemptions generally will be credited to your bank account by the second business day after your phone call. The Funds have the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the affected Fund, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from the Fund to the shareholder. The shareholder will also bear any market risks associated with the security until the security can be sold. Each Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings; (b) the SEC has granted an order to the Fund permitting such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. Please note that there are some federal holidays, however, such as Columbus Day and Veterans Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or wired because the post offices and banks are closed.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone

You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred or wired to a bank you have previously authorized. A charge of $5 may be imposed on wire transfers of less than $1,000.

Written Requests

Send your written requests to: Calvert, P.O. Box 219544, Kansas City, MO 64121-9544. Your letter should include your account number, fund name and the number of shares or the dollar amount you are redeeming. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to a new bank, person, or address other than the address of record, your letter must be signature guaranteed.

Draftwriting (Money Market only)

You may redeem shares in your CTFR Money Market account by writing a draft for at least $250. If you complete and return the signature card for Draftwriting, the Fund will mail bank drafts to you, printed with your name and address. Drafts may not be ordered until your initial purchase has cleared. Calvert will provide printed drafts (checks). You may not print your own. Any customer-printed checks will not be honored and will be returned without notice. The Fund will charge a service fee for drafts returned for insufficient funds. The Fund will charge $25 for any stop payment on drafts. The Fund will charge a $25 fee on drafts returned for any reason. As a service to shareholders, shares may be automatically transferred between your Calvert accounts to cover drafts you have written. The signature of only one authorized signer is required to honor a draft.

Systematic Check Redemptions

If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount mailed to you at your address of record on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed. Shares subject to a CDSC which are redeemed by Systematic Check Redemption will be charged the CDSC.

Corporations and Associations

Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts

Your letter of instruction should be signed by the Trustee(s) (as Trustee(s)), with a signature guarantee. (If the Trustee's name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days.)

Through your Broker/Dealer

Your broker/dealer must receive your request before the close of regular trading on the NYSE to receive that day's NAV. Your broker/dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

Request in "Good Order"

All requests (both purchase orders and redemption requests) must be received by the transfer agent in "good order." This means that your request must include:

  The Fund name and account number.
  The amount of the transaction (in dollars or shares).
  Signatures of all owners exactly as registered on the account (for mail requests).
  Signature guarantees (if required).*
  Any supporting legal documentation that may be required.
  Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Please note: Notarization is not the equivalent of a signature guarantee.

Transactions are processed at the next determined share price after the transfer agent has received all required information.

Purchase and Redemption of Shares Through a Financial Intermediary

Each Fund has authorized one or more broker/dealers to accept on its behalf purchase and redemption orders. Such broker/dealers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or if applicable, a broker/dealer's authorized designee, accepts the order in good order. The customer orders will be priced at the Fund's NAV next computed after they are accepted by an authorized broker/dealer or the broker/dealer's authorized designee.

Redemption Fee

Each Fund (except Money Market) charges a 2% redemption fee on redemptions, including exchanges, within 30 days of purchase into that Fund (within five days for Limited-Term).

The redemption fee will only be waived in the following circumstances:

  Redemption upon the death or disability of the shareholder, plan participant, or beneficiary. "Disability" means a total disability as evidenced by a determination by the U.S. Social Security Administration.
  Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older. The maximum amount subject to this waiver is based only upon the shareholder's Calvert retirement accounts.
  The return of an excess contribution or deferral amounts, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Internal Revenue Code.
  Involuntary redemptions of accounts under procedures set forth by the Fund's Board of Trustees/Directors.
  Redemption for the reallocation of purchases received under a systematic investment plan for rebalancing purposes (but no more than quarterly), or by a discretionary platform for mutual fund wrap programs for rebalancing purposes (but no more than quarterly).
  Redemption of shares purchased with reinvested dividends or capital gain distributions.
  Shares transferred from one retirement plan to another in the same Fund.
  Shares redeemed as part of a retirement plan termination or restructuring.
  Exchange or redemption transactions by accounts that the Fund or its transfer agent reasonably believes are maintained in a retirement plan omnibus account (e.g., a Fund account maintained by a retirement plan service provider where the ownership of, or interest in, Fund shares by more than one individual or participant is held through the account and the subaccounting for such Fund account is done by a party other than the Fund's transfer agent). However, the redemption fee will be imposed on a retirement plan omnibus account if (i) the Fund's transfer agent has been informed that the service provider maintaining the omnibus account has the systematic capability of assessing the redemption fee at the individual or participant account level and (ii) the omnibus account is not otherwise exempt from the fee.
  For shares held through an intermediary in an omnibus account, Calvert relies on the intermediary to assess the redemption fee on underlying shareholder accounts. Calvert seeks to identify intermediaries establishing omnibus accounts and to enter into agreements requiring the intermediary to assess the redemption fee. There are no assurances that Calvert will be successful in identifying all intermediaries or that intermediaries will properly assess the fee.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund's financial performance for the past 5 fiscal years (or if shorter, the period of the Fund's operations). Each Fund's fiscal year end is December 31. Certain information reflects financial results for a single share, by Fund and Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front or back-end sales charge. The information has been derived from the Fund's financial statements, which for 2002 through 2005 were audited by KPMG LLP. Their report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request. The information for the year ended December 31, 2001 was audited by other auditors.
Money Market
Financial Highlights

		Years Ended
	December 31,	December 31,	December 31,
Class O Shares	2005	2004	2003
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.018	.006	.005
Distributions from
Net investment income	(.018)	(.006)	(.005)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	1.79%	.58%(x)	.50%
Ratios to average net assets: A
Net investment income	1.77%	.57%	.49%
Total expenses	.69%	.70%	.67%
Expenses before offsets	.69%	.69%	.67%
Net expenses	.68%	.69%	.67%
Net assets, ending (in thousands)	$987,404	$1,069,129	$1,167,378

	Years Ended
	December 31,	December 31,
Class O Shares	2002	2001
Net asset value, beginning	$1.00	$1.00
Income from investment operations
Net investment income	.009	.024
Distributions from
Net investment income	(.009)	(.024)
Net realized gain	--	**
Total distributions	(.009)	(.024)
Net asset value, ending	$1.00	$1.00

Total return*	.89%	2.47%
Ratios to average net assets: A
Net investment income	.90%	2.41%
Total expenses	.68%	.63%
Expenses before offsets	.68%	.63%
Net expenses	.67%	.61%
Net assets, ending (in thousands)	$1,085,825	$1,254,312

Limited-Term
Financial Highlights

		Years Ended
	December 31,	December 31,	December 31,
Class A Shares	2005	2004	2003
Net asset value, beginning	$10.61	$10.74	$10.74
Income from investment operations
Net investment income	.27	.20	.20
Net realized and unrealized gain (loss)	(.04)	(.13)	**
Total from investment operations	.23	.07	.20
Distributions from
Net investment income	(.27)	(.20)	(.20)
Net realized gain	--	--	**
Total distributions	(.27)	(.20)	(.20)
Total increase (decrease) in net asset value	(.04)	(.13)	.00
Net asset value, ending	$10.57	$10.61	$10.74

Total return*	2.21%	.62%	1.91%
Ratios to average net assets: A
Net investment income	2.50%	1.80%	1.88%
Total expenses	.66%	.59%	.57%
Expenses before offsets	.66%	.59%	.57%
Net expenses	.66%	.59%	.57%
Portfolio turnover	57%	39%	31%
Net assets, ending (in thousands)	$770,320	$1,210,008	$1,659,356

	Years Ended
	December 31,	December 31,
Class A Shares	2002	2001
Net asset value, beginning	$10.69	$10.66
Income from investment operations
Net investment income	.28	.44
Net realized and unrealized gain (loss)	.05	.03
Total from investment operations	.33	.47
Distributions from
Net investment income	(.28)	(.44)
Net realized gain	**	--
Total distributions	(.28)	(.44)
Total increase (decrease) in net asset value	.05	.03
Net asset value, ending	$10.74	$10.69

Total return*	3.11%	4.46%
Ratios to average net assets: A
Net investment income	2.57%	4.09%
Total expenses	.62%	.70%
Expenses before offsets	.62%	.70%
Net expenses	.62%	.69%
Portfolio turnover	47%	63%
Net assets, ending (in thousands)	$1,348,434	$670,479

INTERMEDIATE
Financial Highlights

		Years Ended
	December 31,	December 31,	December 31,
Class A Shares	2005	2004	2003
Net asset value, beginning	$10.95	$11.11	$11.10
Income from investment operations
Net investment income	.37	.37	.38
Net realized and unrealized gain (loss)	(.16)	(.16)	.08
Total from investment operations	.21	.21	.46
Distributions from
Net investment income	(.37)	(.37)	(.38)
Net realized gains	(.09)	**	(.07)
Total distributions	(.46)	(.37)	(.45)
Total increase (decrease) in net asset value	(.25)	(.16)	.01
Net asset value, ending	$10.70	$10.95	$11.11

Total return *	1.87%	1.94%	4.21%
Ratios to average net assets: A
Net investment income	3.40%	3.37%	3.43%
Total expenses	.95%	.94%	.94%
Expenses before offsets	.94%	.93%	.93%
Net expenses	.93%	.93%	.92%
Portfolio turnover	92%	40%	52%
Net assets, ending (in thousands)	$74,510	$80,244	$84,608

	Years Ended
	December 31,	December 31,
Class A Shares	2002	2001
Net asset value, beginning	$10.58	$10.64
Income from investment operations
Net investment income	.42	.45
Net realized and unrealized gain (loss)	.60	(.06)
Total from investment operations	1.02	.39
Distributions from
Net investment income	(.42)	(.45)
Net realized gains	(.08)	--
Total distributions	(.50)	(.45)
Total increase (decrease) in net asset value	.52	(.06)
Net asset value, ending	$11.10	$10.58

Total return *	9.90%	3.65%
Ratios to average net assets: A
Net investment income	3.86%	4.15%
Total expenses	.92%	.91%
Expenses before offsets	.91%	.91%
Net expenses	.90%	.90%
Portfolio turnover	71%	43%
Net assets, ending (in thousands)	$85,364	$77,323

Long-Term
Financial Highlights

		Years Ended
	December 31,	December 31,	December 31,
Class A Shares	2005	2004	2003
Net asset value, beginning	$16.64	$16.93	$17.03
Income from investment operations
Net investment income	.68	.65	.69
Net realized and unrealized gain (loss)	**	(.29)	.11
Total from investment operations	.68	.36	.80
Distributions from
Net investment income	(.68)	(.65)	(.69)
Net realized gains	(.10)	--	(.21)
Total distributions	(.78)	(.65)	(.90)
Total increase (decrease) in net asset value	(.10)	(.29)	(.10)
Net asset value, ending	$16.54	$16.64	$16.93

Total return*	4.15%	2.20%	4.77%
Ratios to average net assets: A
Net investment income	4.04%	3.91%	3.96%
Total expenses	.89%	.89%	.86%
Expenses before offsets	.89%	.88%	.85%
Net expenses	.88%	.88%	.85%
Portfolio turnover	116%	151%	219%
Net assets, ending (in thousands)	$62,930	$63,310	$71,548

	Years Ended
	December 31,	December 31,
Class A Shares	2002	2001
Net asset value, beginning	$16.20	$16.46
Income from investment operations
Net investment income	.70	.73
Net realized and unrealized gain (loss)	1.02	(.13)
Total from investments	1.72	.60
Distributions from
Net investment income	(.72)	(.73)
Net realized gains	(.17)	(.13)
Total distributions	(.89)	(.86)
Total increase (decrease) in net asset value	.83	(.26)
Net asset value, ending	$17.03	$16.20

Total return*	10.84%	3.68%
Ratios to average net assets: A
Net investment income	4.22%	4.47%
Total expenses	.87%	.87%
Expenses before offsets	.86%	.87%
Net expenses	.85%	.85%
Portfolio turnover	113%	85%
Net assets, ending (in thousands)	$74,231	$63,329

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

Total return does not reflect deduction of Class A front-end sales charge and is not annualized for periods less than one year.

** Amount was less than .001 per share.

(x) The payment by affiliate (see Annual Report -- Note B of Notes to Financial Statements) is not available for distribution and therefore does not affect total return.

EXHIBIT A

Service Fees and Arrangements With Broker/Dealers

Calvert Distributors, Inc., each Fund's principal underwriter, pays broker/dealers a commission, or reallowance (expressed as a percentage of the offering price) when you purchase shares. CDI also pays broker/dealers an ongoing service fee while you own shares of a Fund (expressed as an annual percentage rate of average daily net assets held in Calvert accounts by that dealer). The table below shows the amount of payment which differs depending on the Class.

Maximum Commission/Service Fees*
Money Market (Class O)	None/0.05%
Limited-Term	1.00%/0.15%
Intermediate	2.25%/0.15%
Long-Term	3.00%/0.25%

*Service fee begins to accrue in first month after purchase.

During special sales promotions, CDI may reallow to dealers the full front-end sales charge. CDI may also pay additional concessions, including de minimis non-cash promotional incentives, such as de minimis merchandise or trips, to brokers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of the Funds and/or shares of other Funds underwritten by CDI. CDI may make expense reimbursements for special training of a broker/dealer's registered representatives, advertising or equipment, or to defray the expenses of sales contests. Calvert, CDI, or their affiliates may pay, from their own resources, certain broker-dealers and/or other persons, for the sale and distribution of the securities or for services to the Fund. These amounts may be significant. Payments may include additional compensation beyond the regularly scheduled rates, and finder's fees. CDI may pay dealers a finder's fee on Long-Term and Intermediate shares purchased at NAV in accounts with $1 million or more. The Long-Term and Intermediate finder's fee is 0.80% of the NAV purchase amount on the first $2 million, 0.64% on $2 to $3 million, 0.40% on $3 to $50 million, 0.20% on $50 to $100 million, and 0.12% over $100 million. CDI also pays dealers a finder's fee on Limited-Term shares purchased at NAV in accounts with $250,000 or more. The Limited-Term Finder's fee is 0.10% of the NAV purchase amount. If a finder's fee is paid, and some or all of the purchase is exchanged into another Calvert Fund with a lower finder's fee within one year, then CDI will recoup the difference in the finder's fee from the broker/dealer. Purchases of shares of CTFR Long-Term and Intermediate at NAV for accounts on which a finder's fee has been paid are subject to a one-year CDSC of 0.80%. Purchases of shares of Limited-Term at NAV for accounts on which a finder's fee has been paid are subject to a nine-month CDSC of 0.10% All payments will be in compliance with the rules of the National Association of Securities Dealers, Inc.

To Open an Account:
800-368-2748

Performance and Prices:
www.calvert.com
Calvert Information Network
24 hours, 7 days a week
800-368-2745

Service for Existing Accounts:
Shareholders 800-368-2745
Brokers 800-368-2746

TDD for Hearing-Impaired:
800-541-1524

Calvert Office:
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

Registered, Certified or
Overnight Mail:
Calvert
c/o BFDS
330 West 9th Street
Kansas City, MO 64105

Calvert Web-Site:
www.calvert.com

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

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For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund, including a description of each Fund's policies and procedures with respect to the disclosure of its portfolio holdings. The SAI is incorporated into this prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your financial professional, or the Funds at:

Calvert
4550 Montgomery Ave., Suite 1000N
Bethesda, MD 20814

Telephone: 1-800-368-2745

Each Fund's SAI and Annual and Semi-Annual Reports are available, free of charge, on Calvert's website at the Internet address listed below:

Calvert Web-Site:
www.calvert.com

You can review information about the Fund at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the Commission's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act file: no. 811-3101 (CTFR)

no. 811-6525 (CMF)


Prospectus

Calvert California Limited-Term Municipal Fund

April 30, 2006

Calvert

Investments that make a difference

a UNIFI company

==================================================

PROSPECTUS
April 30, 2006
CALVERT MUNICIPAL FUND, INC.

Calvert California Limited-Term Municipal Fund

About the Fund

2 Investment Objective, Strategy, Principal Risks, Past Performance

6 Fees and Expenses

7 Principal Investment Strategies and Risks

About Your Investment

10 About Calvert

10 Portfolio Management Team

11 Advisory Fees

11 How to Buy Shares

15 Distribution and Service Fees

15 Next Step - Account Application

16 Important - How Shares Are Priced

17 When Your Account Will be Credited

18 Other Calvert Features (Exchanges, Market Timing Policy, Minimum Account Balance, etc.)

21 Dividends, Capital Gains, and Taxes

23 How to Sell Shares

26 Financial Highlights

28 Exhibit A - Service Fees and Arrangements with Broker/Dealers

==================================================

These securities have not been approved or disapproved by the Securities and Exchange Commission ("SEC") or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

==================================================

Investment Objectives

Calvert California Limited-Term Municipal Fund (the "Fund") seeks to earn the highest level of interest income exempt from federal and California state income taxes as is consistent with prudent investment management, preservation of capital, and the quality and maturity objectives of the Fund.

Principal Investment Strategies

As a fundamental policy, under normal market conditions, at least 80% of the income from the Fund will be exempt from federal and California state income tax. This may include some securities of issuers located outside of California. Securities that generate income subject to alternative minimum tax may be included in the 80%.

The Fund typically invests at least 65% of its net assets in investment grade debt securities. The Advisor looks for securities with strong credit quality that are attractively priced. The average dollar-weighted maturity will be three years or less.

The Fund may invest in tax-exempt obligations, such as tax-supported debt (general obligation bonds of state and local issuers), various types of revenue debt (transportation, housing, utilities, hospital), special tax obligations, and qualified private activity bonds and other state and local government authorities, municipal leases, and certificates of participation in such investments.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, most likely for any of the following reasons:

  The market prices for bonds decline.
  The individual bonds in the Fund do not perform as well as expected, due to credit, political, or other risks and/or the Fund's portfolio management practices do not work to achieve their desired result.
  The Advisor's forecast as to interest rates is not correct. Increases in market interest rates can cause the price of a debt security to decrease.
  The Advisor's allocation among different sectors of the bond market does not perform as well as expected.
  The credit quality of the securities deteriorates, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.
  The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively. Securities issued by government-sponsored enterprises (GSEs) such as Fannie Mae and Freddie Mac are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. Mortgage-backed securities are subject to the risk of prepayment, where unanticipated prepayments may occur (usually in response to a reduction in interest rates), reducing the value of a mortgage-backed security. The Fund must then reinvest those assets at the current market rate, which may be lower. Mortgage-backed securities are also subject to the risk of extension, where an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected pre-payment time, typically reducing the security's value.
  Because the Fund invests primarily in California municipal obligations, the economy and political climate in that state will have a great impact on the Fund.
  The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of bonds. Gains or losses on a single bond may have greater impact on the Fund.
  The Fund may invest up to 35% of its net assets in below-investment grade bonds. They are subject to greater credit and market risk than investment grade bonds.

In addition to interest rate risk and credit risk, different types of municipal bonds may be affected differently, based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, and court rulings, among other factors.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CMF California Limited-Term Performance Table

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provides some indication of the risks of investing in the Fund. The chart shows changes in the Fund's performance from year-to-year. The table compares the Fund's performance over time to that of the Lehman Brothers 3-Year Municipal Bond Index and the Lehman Brothers 1-Year Municipal Bond Index. Each is a widely recognized, unmanaged index of bond prices. It also shows the Fund's returns compared to the Lipper California Short-Intermediate Municipal Debt Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows the Fund's returns with the maximum sales charge deducted. No sales charge has been applied to the index or average used for comparison in the table.

California Limited-Term Municipal
Year-by-Year Total Return (at NAV)

Best Quarter (of periods shown)	Q3 '02	5.35%
Worst Quarter (of periods shown)	Q2 '99	-1.94%

Average Annual Total Returns (as of 12.31.05)
(with maximum sales charge deducted)

	1 year	5 years	10 years
California Limited-Term Municipal
Return before taxes	-0.19%	2.80%	3.79%
Return after taxes on distributions	-0.19%	2.66%	3.72%
Return after taxes on distributions and sale of Fund shares	-0.64%	2.81%	3.77%
Lehman Brothers 3-Year Municipal Bond Index	-0.87%	3.70%	4.18%
Lehman Brothers 1-Year Municipal Bond Index	1.49%	2.76%	3.58%
Lipper California Short-Intermediate Municipal Debt Funds Average	1.63%	3.12%	3.53%

(Index reflects no deduction for fees, expenses, or taxes. Lipper Average reflects no deduction for taxes.)

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your account)

Maximum sales charge (load) imposed on purchases	1.00%
(as a percentage of offering price)

Maximum deferred sales charge (load)	None1
(as a percentage of purchase or redemption proceeds, whichever is lower)

Redemption fee2	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to redemptions, including exchanges, within five days of purchase.

Annual fund operating expenses3
(expenses that are deducted from Fund assets)

Management fees	0.70%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.34%
Total annual fund operating expenses	1.04%
Fee waiver and/or expense reimbursement4	0.14%
Net expenses	0.90%

1 Purchases of shares for accounts with $250,000 or more are not subject to front-end sales charges, but may be subject to a 0.10% contingent deferred sales charge on shares redeemed within nine months of purchase. (See "How to Buy Shares.")

2 The redemption fee applies to redemptions, including exchanges, within five days of purchase. The fee will not be charged directly on certain retirement platforms and other similar omnibus-type accounts, but rather on their participants by the subtransfer agent and remitted to the Fund. The fee is deducted from the redemption proceeds. It is payable to the Fund from which the redemption is made and is accounted for as an addition to paid in capital. This fee is to ensure that the portfolio trading costs are borne by investors making the transactions and not by shareholders already in the Fund. See "How to Sell Shares - Redemption Fee" for situations where the fee may be waived.

3 Expenses are based on expenses for the Fund's most recent fiscal year. Management fees include the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of the Advisor, Calvert Asset Management Company, Inc.

4 Calvert has contractually agreed to limit net annual fund operating expenses to 0.90% through April 30, 2007. The contractual expense cap is shown as "Net expenses"; this is the maximum amount of operating expenses that can be charged to the Fund for this period. For the purposes of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. Only the Board of Directors of the Fund may terminate the waiver during the contractual period. The example below reflects the expense limit but only through the contractual date. The Fund has expense offset arrangements with its custodian banks. Under these arrangements, the custodian and transfer agent fees may be paid indirectly by credits earned on the Fund's cash on deposit with the banks. These credits are used to reduce the Fund's expenses. Under the circumstances, where the Advisor has provided to the Fund a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor's obligation under the contractual limitation may be reduced by credits earned. The amount the Advisor benefited from the credit was 0.02% for the most recent fiscal year. See "Investment Advisor" in the Statement of Additional Information ("SAI").

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  You invest $10,000 in the Fund for the time periods indicated;
  Your investment has a 5% return each year;
  The Fund's operating expenses remain the same; and
  You redeem all shares at the end of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held

	1 year	3 years	5 years	10 years
California Limited-Term Municipal	$191	$414	$655	$1,346

Principal Investment Strategies and Risks

The most concise description of the Fund's principal investment strategies and associated risks is under the earlier summary. The Fund is also permitted to invest in certain other investments and to use certain investment techniques that may have higher risks associated with them. On the following pages are brief descriptions of the investments and techniques summarized earlier, along with certain additional investment techniques and their risks.

For each of the investment strategies listed, the table below shows the Fund's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks.)

Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund's annual/semi-annual reports.

Key to Table

J	Fund currently uses as a principal investment strategy
q	Permitted, but not typically used as a principal investment strategy
(% of assets allowable, if restricted)
xN	Allowed up to x% of Fund's net assets

Investment Strategies
Conventional Securities:

Investment grade bonds. Bonds rated BBB/Baa or higher or comparable unrated bonds. Risks: Interest Rate, Market, Political, and Credit.	J

Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds are considered junk bonds. They are subject to greater credit and market risk than investment grade bonds. Risks: Credit, Market, Interest Rate, Liquidity, Political, and Information.

35N

Temporary Defensive Positions.

During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by increasing its investment in U.S. government securities and other short-term interest-bearing securities. During times of any temporary defensive positions, a Fund may not be able to achieve its investment objective. Risks: Opportunity.

q

Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase a Portfolio's tax liability. Risks: Opportunity, Market and Transaction.

q

Illiquid securities. Securities which cannot be readily sold because there is no active market. Risks: Liquidity, Market, and Transaction.	q 15N

The Fund has additional investment policies and restrictions (for example, repurchase agreements, borrowing, pledging, securities lending, and when-issued securities). These policies and restrictions are discussed in the SAI.

Glossary of Investment Risk Type

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Liquidity risk

The risk that occurs when investments cannot be readily sold. The Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk

This means the risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk (Municipal Bonds)

The risk that different types of municipal bonds may be adversely affected by changes or proposed changes in the federal or state tax structure, economic and regulatory development, judicial opinions, and other factors.

Transaction risk

The risk that the Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

About Calvert

Calvert Asset Management Company, Inc. ("Calvert"), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the Fund's investment advisor. Calvert provides the Fund with investment supervision and management and office space, furnishes executive and other personnel to the Fund, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of and employed by Calvert. It has been managing mutual funds since 1976. Calvert is the investment advisor for over 30 mutual fund portfolios, including the first and largest family of socially screened funds. As of March 31, 2006, Calvert had approximately $12 billion in assets under management.

Portfolio Management Team

Information is provided below identifying each member of the team who is employed by or associated with Calvert and who is jointly and primarily responsible for the day-to-day management of the Fund (each a "Portfolio Manager"). The SAI provides additional information about each Portfolio Manager's management of other accounts, compensation and ownership of securities in the Fund.

Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 Years	Role on Management Team

Tom Dailey	Vice President, Portfolio Manager	Since 1995	Lead Portfolio Manager for taxable and tax-exempt money market funds and municipal funds since January 2004; team member since 1995	Lead Portfolio Manager

James O'Boyle	Portfolio Manager	Since 1995	Portfolio manager for taxable and tax-exempt money market funds and municipal funds	Co-Portfolio Manager

Advisory Fees

The aggregate annual advisory fee paid to Calvert by the Fund for the most recent fiscal year as a percentage of the Fund's average daily net assets was 0.60%. Note, the advisory fee does not include administrative service fees. A discussion regarding the basis for the Board's approval of the Fund's advisory agreement is available in the annual report for the year ended December 31, 2005.

HOW TO BUY SHARES

Getting Started - Before You Open an Account

You have a few decisions to make before you open an account in a mutual fund.

First, decide which fund or funds best suits your needs and your goals.

Second, decide what kind of account you want to open. Calvert offers individual, joint, trust, Uniform Gift/Transfer to Minor Accounts, and several other types of accounts.

Sales Charges

Shares of the Fund are sold with a front-end sales charge. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge. Investors pay a sales charge at the time of each purchase. This table shows the charges both as a percentage of offering price and as a percentage of the amount you invest. The term "offering price" includes the front-end sales charge. If you invest more, the percentage rate of sales charge will be lower. For example, if you invest more than $50,000, or if your cumulative purchases or the value in your account is more than $50,000,1 then the sales charge is reduced to 0.75%.

Your investment	Sales Charge as a	% of Amount
in shares	% of offering price	invested
Less than $50,000	1.00%	1.01%
$50,000 but less than $100,000	0.75%	0.76%
$100,000 but less than $250,000	0.50%	0.50%
$250,000 and over	None*	None*

1 This is called "Rights of Accumulation." The sales charge is calculated by taking into account not only the dollar amount of the new purchase of shares, but also the higher of cost or current value of shares you have previously purchased in Calvert Funds that impose sales charges. See "Reduced Sales Charges."

* Purchases of shares at net asset value for accounts with $250,000 or more on which a finder's fee has been paid are subject to a nine-month contingent deferred sales charge ("CDSC") of 0.10%. See "Calculation of Contingent Deferred Sales Charge."

The front-end sales charge may be waived for certain purchases or investors, such as participants in certain group retirement plans or other qualified groups and clients of certain investment advisers.

Calculation of Contingent Deferred Sales Charge

The CDSC will not be charged on shares you received as dividends or from capital gains distributions or on any capital appreciation (gain in the value) of shares that are sold.

Shares that are not subject to the CDSC will be redeemed first, followed by shares you have held the longest. The CDSC is calculated by determining the share value at both the time of purchase and redemption and then multiplying whichever value is less by the percentage that applies as shown above. If you choose to sell only part of your shares, the capital appreciation for those shares only is included in the calculation, rather than the capital appreciation for the entire account.

REDUCED SALES CHARGES

You may qualify for a reduced sales charge (sales load breakpoint/discount) through several purchase plans available. You must notify your broker/dealer or the Fund at the time of purchase to take advantage of the reduced sales charge. If you do not let your broker/dealer or Fund know that you are eligible for a reduction, you may not receive a reduced sales charge to which you are otherwise entitled. In order to determine your eligibility to receive a reduced sales charge, it may be necessary for you to provide your broker/dealer or Fund with information and records (including account statements) of all relevant accounts invested in Calvert Funds. Information regarding sales load breakpoints/discounts is available on Calvert's website at www.calvert.com.

Rights of Accumulation can be applied to several accounts

In determining the applicable sales load breakpoints/discount you may take into account the current value of your existing holdings of any class of Calvert's non-money market funds, including shares held by your family group or other qualified group* and through your retirement plan(s). In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your broker/dealer or Fund with information and records (including account statements) of all relevant accounts invested in Calvert Funds. Shares could then be purchased at the reduced sales charge which applies to the entire group; that is, the current value of shares previously purchased and currently held by all the members of the group.

* A "family group" includes a spouse, parent, stepparent, grandparent, child, stepchild, grandchild, sibling, father-in-law, mother-in-law, brother-in-law, or sister-in-law, including trusts and estates on which such persons are signatories.

A "qualified group" is one which:

1. has been in existence for more than six months, and

2. has a purpose other than acquiring shares at a discount, and

3. satisfies uniform criteria which enable the distributor and broker/dealers offering shares to realize economies of scale in distributing such shares.

A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CDI or broker/dealers distributing shares, and must agree to include sales and other materials related to the Fund in its publications and mailings to members at reduced or no cost to CDI or broker/dealers.

Statement of Intention

You may reduce your Class A sales charge by establishing a statement of intention ("Statement"). A Statement allows you to combine all Calvert Funds (excluding money market funds) purchases of all share classes you intend to make over a 13-month period to determine the applicable sales charge. At your request, purchases made during the previous 90 days may be included.

A portion of your account will be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction. In this regard, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in shares (computed to the nearest full share) of the Fund by the Transfer Agent. All dividends and any capital gains distribution on the escrowed shares will be credited to your account.

If the total minimum investment specified under the Statement is completed within a thirteen-month period, escrowed shares will be promptly released to you. However, shares disposed of prior to completion of the purchase requirement under the Statement will be deducted from the amount required to complete the investment commitment.

Upon expiration of the Statement period, if the total purchases pursuant to the Statement are less than the amount specified in the Statement as the intended aggregate purchases, Calvert Distributors, Inc. ("CDI") will debit the difference between the lower sales charge you paid and the dollar amount of sales charges which you would have paid if the total amount purchased had been made at a single time from your account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to you.

The Statement may be revised upward at any time during the Statement period, and such a revision will be treated as a new Statement, except that the Statement period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

Your first purchase of shares at a reduced sales charge under a Statement indicates acceptance of these terms.

Other Circumstances

There is no sales charge on shares of any Calvert Fund sold to or constituting the following:

  current or retired Directors, Trustees, or Officers of the Calvert Funds or Calvert and its affiliates; employees of Calvert and its affiliates; or their family members;
  Directors, officers, and employees of any subadvisor for the Calvert Family of Funds, employees of broker/dealers distributing the Fund's shares and immediate family members of the subadvisor, or broker/dealer;
  purchases made through a Registered Investment Advisor;
  trust departments of banks or savings institutions for trust clients of such bank or institution; and
  purchases through a broker/dealer maintaining an omnibus account with a Fund, provided the purchases are made by: (a) investment advisors or financial planners placing trades for their own accounts (or the accounts of their clients) and who charge a management, consulting, or other fee for their services; (b) clients of such investment advisors or financial planners who place trades for their own accounts if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker/dealer or agent; or (c) retirement and deferred compensation plans and trusts, including, but not limited to, those defined in section 401(a) or section 403(b) of the Code, and "rabbi trusts."

Dividends and Capital Gain Distributions from other Calvert Funds

You may prearrange to have your dividends and capital gain distributions from another Calvert Fund automatically invested in another Calvert Fund account with no additional sales charge.

Purchases made at Net Asset Value ("NAV")

If you make a purchase at NAV, you may exchange that amount to another Calvert Fund at no additional sales charge.

Reinstatement Privilege

If you redeem shares and then within 90 days decide to reinvest in any Calvert Fund, you may reinvest in shares of the Fund at the NAV next computed after the reinvestment order is received, without a sales charge. In order to take advantage of this privilege, you must notify the Fund or your broker/dealer at the time of the repurchase. The Fund reserves the right to modify or eliminate this privilege.

Distribution and Service Fees

The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows the Fund to pay distribution fees for the sale and distribution of its shares. The distribution plan also pays service fees to persons (such as your financial professional) for services provided to shareholders. See "Method of Distribution" in the SAI for further discussion of these services. Because these fees are paid out of the Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Please see Exhibit A for more service fee and other information regarding arrangements with broker/dealers.

The maximum annual percentage payable under the Fund's distribution plan is 0.25%, based on average daily net assets of the Fund; however, the Fund has paid no distribution plan expenses to date.

Next Step - Account Application

Complete and sign an application for each new account. For more information, contact your financial professional or our shareholder services department at 800-368-2748.

Minimum To Open an Account--$2,000

Minimum additional investments --$250

The Fund may charge a $2 service fee on subsequent purchases of less than $250. Calvert may waive minimums for initial and subsequent purchases for investors who purchase shares through certain omnibus accounts.

Please make your check payable to the Fund and mail it to:

New Accounts Subsequent Investments

(include application)	(include investment slip)

Calvert	Calvert
P.O. Box 219544	P.O. Box 219739
Kansas, City MO	Kansas City, MO
64121-9544	64121-9739

By Registered,	Calvert
Certified, or	c/o BFDS
Overnight Mail	330 West 9th St.
Kansas City, MO 64105-1807

Federal regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. The Fund requires your name, date of birth, residential street address or principal place of business, social security number, and employer identification number or other governmental issued identification when you open an account in order to verify your identity. The Fund may place limits on account transactions while it is in the process of attempting to verify your identity. If the Fund is unable to verify your identity, the Fund may be required to redeem your shares and close your account.

Important - How Shares Are Priced

The price of shares is based on the Fund's NAV. NAV is computed by adding the value of the Fund's securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding.

Generally, portfolio securities and other assets are valued based on market quotations. Debt securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Debt securities that will mature in 60 days or less are valued at amortized cost, which approximates fair value.

The Advisor determines when a market quotation is not readily available or reliable for a particular security. Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of the Fund and of the Advisor, as determined in good faith under consistently applied procedures under the general supervision of the Board of Directors. No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, the Board generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors are subject to change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (generally 4 p.m. ET). The Fund is open for business each day the NYSE is open.

The Fund may hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. The Fund does not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund's shares may change on days when you will not be able to buy or sell your shares.

When Your Account Will Be Credited

Your purchase will be processed at the NAV next calculated after your order is received and in good order, as defined below. All of your purchases must be made in U.S. dollars. No cash or third party checks will be accepted. No credit card or credit loan checks will be accepted. The Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchase orders must be sent to the Transfer Agent; however, as a convenience, check purchases received at Calvert's office in Bethesda, Maryland will be sent by overnight delivery to the Transfer Agent and will be credited the next business day upon receipt. Any check purchase received without an investment slip may cause delayed crediting. Any purchase less than the $250 minimum for subsequent investments may be charged a service fee of $2. If your check does not clear your bank, your purchase will be canceled and you will be charged a $25 fee plus any costs incurred. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share). See "Request in 'Good Order'."

OTHER CALVERT FEATURES/POLICIES

Calvert Information Network

For 24 hour performance and account information call 800-368-2745 or visit www.calvert.com

You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of one phone call, 24 hours a day.

Note: The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

Account Services

By signing up for services when you open your account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date, the Fund requires a signature guarantee to verify your signature, which may be obtained from any bank, trust company and savings and loan association, credit union, broker/dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.

Calvert Money Controller

Calvert Money Controller allows you to purchase or sell shares by electronic funds transfer without the time delay of mailing a check or the added expense of a wire. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new shares will be subject to a hold of up to 10 business days before redemption requests will be honored. Transaction requests must be received by 4 p.m. ET. You may request this service on your initial account application. Calvert Money Controller transactions returned for insufficient funds will incur a $25 charge.

Telephone Transactions

You may purchase, redeem, or exchange shares, wire funds and use Calvert Money Controller by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Fund, the shareholder servicing agent and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for most transactions; please review this statement and verify the accuracy of your transaction immediately.

Exchanges

Calvert offers a wide variety of investment options that includes common stock funds, tax-exempt and corporate bond funds, and money market funds (call your broker/dealer or a Calvert representative for more information). We make it easy for you to purchase shares in other Calvert Funds if your investment goals change. The exchange privilege offers flexibility by allowing you to exchange shares on which you have already paid a sales charge from one mutual fund to another at no additional charge.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert Fund at no additional charge. Shares may only be exchanged for shares of the same class of another Calvert Fund.

No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veterans Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Market Timing Policy

In general, the Fund is designed for long-term investment and not as a frequent or short-term trading ("market timing") vehicle. The Fund discourages frequent purchases and redemptions of Fund shares by Fund shareholders. Further, the Fund does not accommodate frequent purchases and redemptions of Fund shares by Fund shareholders. Accordingly, the Fund's Board of Directors has adopted policies and procedures in an effort to detect and prevent market timing in the Fund. The Fund believes that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of the Advisor to implement the Fund's investment strategies. In addition, market timing can disrupt the management of the Fund and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitrage for securities traded on foreign markets; and large asset swings that decrease the Fund's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Fund performance. In addition to seeking to limit market timing by imposition of redemption fees, the Fund or Calvert at its discretion may reject any purchase or exchange request it believes to be market timing.

As stated under "How to Sell Shares" in this prospectus, retirement plan omnibus accounts maintained by a retirement plan service provider that (1) does not have the systematic capability of assessing the redemption fee at the individual or participant account level or (2) implements its own policies and procedures to detect and prevent market timing that are acceptable to the Fund's Board of Directors, are exempt from the redemption fee. If a significant percentage of the Fund's shareholder accounts are held through retirement plan omnibus accounts that are not subject to the redemption fee, then the Fund would be more susceptible to the risks of market timing activity in the Fund. Even if a retirement plan omnibus account is exempt from the redemption fee, if the Fund or its transfer agent or shareholder servicing agent suspects there is market timing activity in the account, Calvert will seek full cooperation from the service provider maintaining the account to identify the underlying participant. Calvert expects the service provider to take immediate action to stop any further market timing activity in the Fund by such participant(s) or plan, or else the Fund will be withdrawn as an investment option for that account.

There is no guarantee that Calvert will detect or prevent market timing activity.

The Fund and CDI reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only). Orders are canceled within one business day, and the purchase price is returned to the investor. Each Fund and CDI also may: modify any terms or conditions of purchase of shares of any Fund (upon prior notice); or withdraw all or any part of the offering made by this prospectus.

Electronic Delivery of Prospectuses and Shareholder Reports

You may request to receive electronic delivery of Fund prospectuses and annual and semi-annual reports.

Combined General Mailings (Householding)

Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. Call customer service at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

Special Services and Charges

The Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account. You may be required to pay a fee for these special services.

If you are purchasing shares through a program of services offered by a broker/dealer or other financial institution, you should read the program materials together with this prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker/dealer or other agent.

Minimum Account Balance

Please maintain a balance in each of your accounts of at least $1,000. If the balance in any of your accounts falls below the minimum during a month, your account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum, and will be closed if the balance is not brought up to the required minimum amount within 30 days.

DIVIDENDS, CAPITAL GAINS AND TAXES

The Fund pays exempt interest dividends from its net investment income on a monthly basis. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Fund does not anticipate making any such distributions unless available capital loss carryovers have been used or have expired.

Dividend Payment Options

Dividends and any distributions are automatically reinvested in the same Fund at NAV (without sales charge), unless you elect to have amounts of $10 or more paid in cash (by check or by Calvert Money Controller). Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Fund in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service returns the check as undeliverable, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

Buying a Dividend

At the time of purchase, the share price may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend") you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

Dividends derived from interest on municipal obligations constitute exempt-interest dividends, on which you are not subject to federal income tax. However, dividends which are from taxable interest and any distributions of short term capital gain are taxable to you as ordinary income. If the Fund makes any distributions of long-term capital gains, then these are taxable to you as long-term capital gains, regardless of how long you held your shares of the Fund. Dividends attributable to interest on certain private activity bonds must be included in federal alternative minimum tax for individuals and for corporations. The Fund may derive up to 20% of its income from taxable short-term money market investments, for liquidity purposes or pending investment. Interest earned from taxable investments will be taxable as ordinary income.

If taxable income or gains paid to you in the past year exceed $10, the Fund will mail to you Form 1099-DIV indicating the federal tax status of such payments. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested.

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, the Fund will mail to you Form 1099-B indicating the total amount of all sales, including exchanges, you made in the past year. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other Tax Information

Dividends derived from interest on California state or local obligations are exempt from California personal income tax, as are dividends from obligations issued by certain territories, such as Puerto Rico. The Fund will advise you each January of the percent of dividends qualifying for this exemption. You should consult your tax advisor with regard to how certain dividends affect you.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 28% of your reportable dividends, and possibly 28% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

How to Sell Shares

You may redeem all or a portion of your shares on any day the Fund is open for business, provided the amount requested is not on hold. When you purchase by check or with Calvert Money Controller (electronic funds transfer), the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemption proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected.

Your shares will be redeemed at the next NAV calculated after your redemption request is received by the transfer agent in good order (less any applicable CDSC and redemption fee). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven (7) days to make payment. Calvert Money Controller redemptions generally will be credited to your bank account by the second business day after your phone call. The Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Fund, whichever is less, by making redemptions-in-kind (distributions of pro rata shares of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from the Fund to the shareholder. The shareholder will also bear any market risks associated with the security until the security can be sold. The Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings; (b) the SEC has granted an order to the Fund permitting such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. Please note that there are some federal holidays, however, such as Columbus Day and Veterans Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or wired because the post offices and banks are closed.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone

You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred or wired to a bank you have previously authorized. A charge of $5 may be imposed on wire transfers of less than $1,000.

Written Requests

Send your written requests to Calvert, P.O. Box 219544, Kansas City, MO 64121-9544. Your letter should include your account number, fund name and the number of shares or the dollar amount you are redeeming. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to a new bank, person, or address other than the address of record, your letter must be signature guaranteed.

Systematic Check Redemptions

If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount mailed to you at your address of record on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed. Shares subject to the nine-month CDSC which are redeemed by Systematic Check Redemption will be charged the CDSC.

Corporations and Associations

Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts

Your letter of instruction should be signed by the Trustee(s) (as Trustee(s)), with a signature guarantee. (If the Trustee's name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days.)

Through your Broker/Dealer

Your broker/dealer must receive your request before the close of regular trading on the NYSE to receive that day's NAV. Your broker/dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

Request in "Good Order"

All requests (both purchase orders and redemption requests) must be received by the transfer agent in "good order." This means that your request must include:

  The Fund name and account number.
  The amount of the transaction (in dollars or shares).
  Signatures of all owners exactly as registered on the account (for mail requests).
  Signature guarantees (if required).*
  Any supporting legal documentation that may be required.
  Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Please note: Notarization is not the equivalent of a signature guarantee.

Transactions are processed at the next determined share price after the transfer agent has received all required information.

Purchase and Redemption of Shares Through a Financial Intermediary

The Fund has authorized one or more broker/dealers to accept on its behalf purchase and redemption orders. Such broker/dealers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or if applicable, a broker/dealer's authorized designee, accepts the order in good order. The customer orders will be priced at the Fund's NAV next computed after they are accepted by an authorized broker/dealer or the broker/dealer's authorized designee.

Redemption Fee

The Fund charges a 2% redemption fee on redemptions, including exchanges, within five days of purchase into the Fund.

The redemption fee will be waived only in the following circumstances:

  Redemption upon the death or disability of the shareholder, plan participant, or beneficiary. "Disability" means a total disability as evidenced by a determination by the U.S. Social Security Administration.
  Minimum required distributions from retirement plan accounts for shareholders 701/2 and older. The maximum amount subject to this waiver is based only upon the shareholder's Calvert retirement accounts.
  The return of an excess contribution or deferral amount, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Internal Revenue Code.
  Involuntary redemptions of accounts under procedures set forth by the Fund's Board of Directors.
  Redemption for the reallocation of purchases received under a systematic investment plan for rebalancing purposes (but no more than quarterly), or by a discretionary platform for mutual fund wrap programs for rebalancing purposes (but no more than quarterly).
  Redemption of shares purchased with reinvested dividends or capital gain distributions.
  Shares transferred from one retirement plan to another in the same Fund.
  Shares redeemed as part of a retirement plan termination or restructuring.
  Exchange or redemption transactions by accounts that the Fund or its Transfer Agent reasonably believes are maintained in a retirement plan omnibus account by a retirement plan service provider that either (i) does not have the systematic capability of assessing the redemption fee at the individual or participant account level or (ii) implements its own policies and procedures to detect and prevent market timing that are acceptable to the Fund's Board of Trustees/Directors. For this purpose, a retirement plan omnibus account is a Fund account where the ownership of, or interest in, Fund shares by more than one individual or participant is held through the account and the subaccounting for such Fund account is done by the retirement plan service provider, not the Fund's transfer agent.

For shares held through an intermediary in an omnibus account, Calvert relies on the intermediary to assess the redemption fee on underlying shareholder accounts. Calvert seeks to identify intermediaries establishing omnibus accounts and to enter into agreements requiring the intermediary to assess the redemption fee. There are no assurances that Calvert will be successful in identifying all intermediaries or that intermediaries will properly assess the fee.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five (5) fiscal years. The Fund's fiscal year end is December 31. Information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front or back-end sales charge. The information has been derived from the Portfolio's financial statements, which for 2002 through 2005 were audited by KPMG LLP. Their report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request. The information for the year ended December 31, 2001 was audited by other auditors.

Financial Highlights

		Years Ended
	December 31,	December 31,	December 31,
Class A Shares	2005	2004	2003
Net asset value, beginning	$10.42	$10.47	$11.12
Income from investment operations
Net investment income	.23	.18	.32
Net realized and unrealized gain (loss)	(.15)	(.05)	(.14)
Total from investment operations	.08	.13	.18
Distributions from
Net investment income	(.23)	(.18)	(.33)
Net realized gain	--	--	(.50)
Total distributions	(.23)	(.18)	(.83)
Total increase (decrease) in net asset value	(.15)	(.05)	(.65)
Net asset value, ending	$10.27	$10.42	$10.47

Total return *	.76%	1.21%	1.61%
Ratios to average net assets: A
Net investment income	2.18%	1.68%	2.90%
Total expenses	1.04%	1.01%	.96%
Expenses before offsets	.92%	.91%	.94%
Net expenses	.90%	.90%	.93%
Portfolio turnover	63%	16%	98%
Net assets, ending (in thousands)	$16,759	$22,160	$24,335

	Years Ended
	December 31,	December 31,
Class A Shares	2002	2001
Net asset value, beginning	$10.60	$10.68
Income from investment operations
Net investment income	.38	.40
Net realized and unrealized gain (loss)	.52	(.08)
Total from investment operations	.90	.32
Distributions from
Net investment income	(.38)	(.40)
Total increase (decrease) in net asset value	.52	(.08)
Net asset value, ending	$11.12	$10.60

Total return *	8.63%	3.04%
Ratios to average net assets: A
Net investment income	3.47%	3.74%
Total expenses	.95%	.92%
Expenses before offsets	.93%	.92%
Net expenses	.91%	.89%
Portfolio turnover	30%	10%
Net assets, ending (in thousands)	$30,121	$27,971

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

* Total return does not reflect the deduction of Class A front end sales charge and is not annualized for periods less than one year.

EXHIBIT A

Service Fees and Arrangements with Broker/Dealers

Calvert Distributors, Inc., the Fund's principal underwriter, pays broker/dealers a commission, or reallowance (expressed as a percentage of the offering price) when you purchase shares. CDI also pays broker/dealers an ongoing service fee while you own shares of a Fund (expressed as an annual percentage rate of average daily net assets held in Calvert accounts by that dealer). The table below shows the amount of payment.

Maximum Commission/Service Fees*
Calvert California Limited-Term Municipal	1.00%/0.15%

* Service fee begins to accrue in first month after purchase.

During special sales promotions, CDI may reallow to broker/dealers the full front-end sales charge. CDI may also pay additional concessions, including de minimis non-cash promotional incentives, such as de minimis merchandise or trips, to broker/dealers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of the Fund and/or shares of other Funds underwritten by CDI. CDI may make expense reimbursements for special training of a broker/dealer's registered representatives, advertising or equipment, or to defray the expenses of sales contests. Calvert, CDI, or their affiliates may pay, from their own resources, certain broker-dealers and/or other persons, for the sale and distribution of the securities or for services to the Fund. These amounts may be significant. Payments may include additional compensation beyond the regularly scheduled rates, and finder's fees. CDI may pay broker/dealers a finder's fee on CMF California Limited-Term shares purchased at NAV in accounts with $250,000 or more. The CMF California Limited-Term finder's fee is 0.10% of the NAV purchase amount. If a finder's fee is paid, and some or all of the purchase is exchanged into another Calvert Fund with a lower finder's fee within one year, then CDI will recoup the difference in the finder's fee from the broker/dealer. Purchases of shares at NAV for accounts on which a finder's fee has been paid are subject to a nine-month CDSC of 0.10%. All payments will be in compliance with the rules of the National Association of Securities Dealers, Inc.

To Open an Account:
800-368-2748

Performance and Prices:
www.calvert.com
Calvert Information Network
24 hours, 7 days a week
800-368-2745

Service for Existing Accounts:
Shareholders 800-368-2745
Brokers 800-368-2746

TDD for Hearing-Impaired:
800-541-1524

Calvert Office:
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

Registered, Certified or
Overnight Mail:
Calvert
c/o BFDS
330 West 9th Street
Kansas City, MO 64105

Calvert Web-Site
www.calvert.com

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

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For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for the Fund provides more detailed information about the Fund including a description of the Fund's policies and procedures with respect to the disclosure of its portfolio holdings. The SAI is incorporated into this prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Fund by contacting your financial professional, or the Fund at:

Calvert Group, Ltd.
4550 Montgomery Ave.
Suite 1000N
Bethesda, MD 20814

Telephone: 1-800-368-2745

The Fund's SAI and Annual and Semi-Annual Reports are available free of charge, on Calvert's website at the Internet address listed below:

Calvert Web-Site:
www.calvert.com

You can review and copy information about the Fund (including the SAI) at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Investment Company Act file: no. 811-6525 (Calvert Municipal Fund, Inc.)

Printed on recycled paper using soy inks

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CALVERT TAX-FREE RESERVES
Long-Term Portfolio
Vermont Municipal Portfolio

CALVERT MUNICIPAL FUND, INC.
Calvert National Municipal Intermediate Fund
Calvert California Limited-Term Municipal Fund
4550 Montgomery Avenue, Bethesda, Maryland 20814

Statement of Additional Information
April 30, 2006

New Account Information:	(800) 368-2748 (301) 951-4820	Shareholder Services:	(800) 368-2745
Broker Services:	(800) 368-2746 (301) 951-4850	TDD for the Hearing-Impaired:	(800) 541-1524

This Statement of Additional Information ("SAI") is not a prospectus. Investors should read the SAI in conjunction with the applicable Portfolio's or Fund's Prospectus, dated April 30, 2006 (collectively, the Portfolios and Funds are referred to as "Portfolios" or "Funds" and each as a "Portfolio" or "Fund"). Each Portfolio's audited financial statements, included in its most recent Annual Report to Shareholders are expressly incorporated by reference and made a part of this SAI. The prospectuses and most recent shareholder reports may be obtained free of charge by writing the respective Portfolio at the above address, calling the Portfolio, or by visiting our website at www.calvert.com.

TABLE OF CONTENTS

Supplemental Information on Principal Investment Policies and Risks	2
Non-Principal Investment Policies and Risks	3
Investment Restrictions	9
Purchase and Redemption of Shares	10
Dividends, Distributions, and Taxes	11
Net Asset Value	12
Calculation of Yield and Total Return	12
Trustees/Directors and Officers	14
Investment Advisor	22
Portfolio Manager Disclosure	23
Administrative Services Agent	26
Transfer and Shareholder Servicing Agents	27
Independent Registered Public Accounting Firm and Custodians	27
Method of Distribution	27
Portfolio Transactions	30
Portfolio Holdings Disclosure	31
Personal Securities Transactions	32
Proxy Voting Disclosure	32
Process for Delivering Shareholder Communications to the Board of Trustees/Directors	32
General Information	32
Control Persons and Principal Holders of Securities	33
Fund Service Providers	34
Appendix A -- Proxy Voting Guidelines
Appendix B -- Credit Rating Descriptions

SUPPLEMENTAL INFORMATION ON PRINCIPAL INVESTMENT POLICIES AND RISKS

The following supplemental discussion of investment policies and risks applies to each of the Portfolios, unless otherwise noted.

Variable Rate Obligations and Demand Notes

The Portfolios may invest in variable rate obligations. Variable rate obligations have a yield that is adjusted periodically based on changes in the level of prevailing interest rates. Floating rate obligations have an interest rate fixed to a known lending rate, such as the prime rate, and are automatically adjusted when the known rate changes. Variable rate obligations lessen the capital fluctuations usually inherent in fixed income investments. This diminishes the risk of capital depreciation of investment securities in a Portfolio and, consequently, of Portfolio shares. However, if interest rates decline, the yield of the invested Portfolio will decline, causing the Portfolio and its shareholders to forego the opportunity for capital appreciation of the Portfolio's investments and of their shares.

The Portfolios may invest in floating rate and variable rate demand notes. Demand notes provide that the holder may demand payment of the note at its par value plus accrued interest by giving notice to the issuer. To ensure the ability of the issuer to make payment on demand, a bank letter of credit or other liquidity facility may support the note.

The Board of Trustees/Directors has approved investments in floating and variable rate demand notes upon the following conditions: the Portfolio has right of demand, upon notice not to exceed thirty days, against the issuer to receive payment; the issuer will be able to make payment upon such demand, either from its own resources or through a commitment from a third party; and the rate of interest payable is calculated to ensure that the market value of such notes will approximate par value on the adjustment dates. The remaining maturity of such demand notes may be deemed the period remaining until such time as the Portfolio can recover the principal through demand or the period remaining until the next interest adjustment date.

Municipal Leases

The Portfolios may invest in municipal leases, or structured instruments where the underlying security is a municipal lease. A municipal lease is an obligation of a government or governmental authority, not subject to voter approval, used to finance capital projects or equipment acquisitions and payable through periodic rental payments. The Portfolios may purchase unrated leases. There are additional risks inherent in investing in this type of municipal security. Unlike municipal notes and bonds, where a municipality is obligated by law to make interest and principal payments when due, funding for lease payments needs to be appropriated each fiscal year in the budget. It is possible that a municipality will not appropriate funds for lease payments. The Advisor considers risk of cancellation in its investment analysis. The Fund's Advisor, under the supervision of the Board of Trustees/Directors, is responsible for determining the credit quality of such leases on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled. Certain municipal leases may be considered illiquid and subject to the Portfolio's limit on illiquid securities. The Board of Trustees/Directors has directed the Advisor to treat a municipal lease as a liquid security if it satisfies the following conditions: (A) such treatment must be consistent with the Portfolio's investment restrictions; (B) the Advisor should be able to conclude that the obligation will maintain its liquidity throughout the time it is held by the Portfolio, based on the following factors: (1) whether the lease may be terminated by the lessee; (2) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (3) the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); (4) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"), and (5) any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease; and (C) the Advisor should determine whether the obligation can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued it for purposes of calculating the Portfolio's net asset value, taking into account the following factors: (1) the frequency of trades and quotes; (2) the volatility of quotations and trade prices; (3) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (4) dealer undertakings to make a market in the security; (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer); (6) the rating of the security and the financial condition and prospects of the issuer; and (7) other factors relevant to the Portfolio's ability to dispose of the security.

Obligations with Puts Attached

The Portfolios may purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when it can acquire at the same time the right to sell the securities back to the seller at an agreed upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "put." Unconditional puts are readily exercisable in the event of a default in payment of principal or interest on the underlying securities.

NON-PRINCIPAL INVESTMENT POLICIES AND RISKS

Temporary Investments

From time to time for liquidity purposes or pending the investment of the proceeds of the sale of Portfolio shares, the Portfolios may invest in and derive up to 20% of their income from taxable obligations of the U.S. Government, its agencies, and instrumentalities. Interest earned from such taxable investments will be taxable to investors as ordinary income unless the investors are otherwise exempt from taxation.

The Portfolios intend to minimize taxable income through investment, when possible, in short-term tax-exempt securities. To minimize taxable income, the Portfolio may also hold cash which is not earning income.

Repurchase Agreements and Reverse Repurchase Agreements

Under normal market conditions, each of the Portfolios may invest less than 20% of its net assets in repurchase and reverse repurchase agreements combined, but typically each Portfolio will invest 10% or less of its net assets in these instruments. Repurchase agreements are arrangements under which the Portfolio buys a security, and the seller simultaneously agrees to repurchase the security at a mutually agreed-upon time and price reflecting a market rate of interest. Repurchase agreements are short-term money market investments, designed to generate current income. The Portfolios engage in repurchase agreements in order to earn a higher rate of return than they could earn simply by investing in the obligation which is the subject of the repurchase agreement. Repurchase agreements are not, however, without risk. In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the Portfolio would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security. The Portfolios will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor. In addition, the Portfolio will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Portfolio pursuant to the agreement, the Portfolio will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Portfolio may incur a loss and may incur expenses in selling the underlying security. Repurchase agreements not terminable within seven days are considered illiquid.

While an underlying security may bear maturity in excess of one year, repurchase agreements are generally for periods of less than one year.

The Portfolios may also engage in reverse repurchase agreements. Under a reverse repurchase agreement, a Portfolio sells securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. The Portfolios invest the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. The Portfolios intend to enter into a reverse repurchase agreement only when the interest income provided for in the obligation in which the Portfolio invests the proceeds is expected to exceed the amount the Portfolio will pay in interest to the other party to the agreement plus all costs associated with the transactions. The Portfolios do not intend to borrow for leverage purposes. The Portfolios will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.

During the time a reverse repurchase agreement is outstanding, the Portfolios will maintain in a segregated account an amount of cash, U.S. Government securities or other liquid, high-quality debt securities equal in value to the repurchase price. The Portfolios will mark to market the value of assets held in the segregated account, and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.

The Portfolios' use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Portfolio may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Portfolio under the agreements, the Portfolio may have been better off had it not entered into the agreement. However, the Portfolio will enter into reverse repurchase agreements only with banks and dealers which the Advisor believes present minimal credit risks under guidelines adopted by the respective Board of Trustees/Directors. In addition, a Portfolio bears the risk that the market value of the securities it sold may decline below the agreed-upon repurchase price, in which case the dealer may request the Portfolio to post additional collateral.

When-Issued Purchases

New issues of municipal obligations are offered on a when-issued basis; that is, delivery and payment for the securities normally take place 15 to 45 days after the date of the transaction. The payment obligation and the yield that will be received on the securities are each fixed at the time the buyer enters into the commitment. The Portfolios will only make commitments to purchase these securities with the intention of actually acquiring them, but may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy.

Securities purchased on a when-issued basis and the securities held in a Portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in both changing in value in the same way, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve higher interest income, the Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Portfolio's assets may vary.

When the time comes to pay for when-issued securities, the Portfolio will meet its obligations from then available cash flow, sale of securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Portfolio's payment obligation). Sale of securities to meet such obligations carries with it a greater potential for the realization of capital losses and capital gains which are not exempt from federal income tax. When issued securities do not earn income until they have in fact been issued.

When the Portfolio purchases a when-issued security, it will maintain an amount of cash, cash equivalents (for example, commercial paper and daily tender adjustable notes) or short-term high-grade fixed income securities in a segregated account so that the amount so segregated equals the market value of the when-issued purchase, thereby ensuring the transaction is unleveraged.

Non-Investment Grade Debt Securities

Non-investment grade debt securities are lower quality debt securities (generally those rated BB or lower by S&P or Ba or lower by Moody's), known as "junk bonds." These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. See Appendix B for a description of the ratings. The Portfolios consider a security to be investment grade if it has received an investment grade rating from at least one nationally recognized statistical rating organization (NRSRO), or is an unrated security of comparable quality. These securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category. Unrated securities usually are not attractive to as many buyers as rated securities are, which may make them less marketable.

The quality limitation set forth in a Portfolio's investment policy is determined immediately after the Portfolio's acquisition of a given security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the Portfolio's investment policy. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

Derivatives

The Portfolios can use various techniques to increase or decrease their exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities. A Portfolio can use these practices either as substitution or as protection against an adverse move in the Portfolio to adjust the risk and return characteristics of the Portfolio. If the Advisor judges market conditions incorrectly or employs a strategy that does not correlate well with a Portfolio's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. Derivatives are often illiquid.

Options and Futures Contracts

The Portfolios may, in pursuit of their respective investment objectives, purchase put and call options and engage in the writing of covered call options and secured put options on securities and employ a variety of other investment techniques such as interest rate futures contracts, and options on such futures, as described more fully below.

The Portfolios may engage in such transactions only to hedge the existing positions in the Portfolio. They will not engage in such transactions for the purposes of speculation or leverage. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.

The Portfolios may write "covered options" on securities in standard contracts traded on national securities exchanges. The Portfolios may write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options.

Put and Call Options. The Portfolios may purchase put and call options, in standard contracts traded on national securities exchanges. The Portfolios will purchase such options only to hedge against changes in the value of securities a Portfolio holds and not for the purposes of speculation or leverage. By buying a put, a Portfolio has the right to sell the security at the exercise price, thus limiting its risk of loss through a decline in the market value of the security until the put expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

A Portfolio may purchase call options on securities which it may intend to purchase or as an interest rate hedge. Such transactions may be entered into in order to limit the risk of a substantial increase in the market price of the security which the Portfolio intends to purchase or in the level of market interest rates. Prior to its expiration, a call option may be sold in a closing sale transaction. Any profit or loss from such a sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.

Covered Options. The Portfolios may write only covered options on securities in standard contracts traded on national securities exchanges. This means that, in the case of call options, so long as a Portfolio is obligated as the writer of a call option, that Portfolio will own the underlying security subject to the option and, in the case of put options, that Portfolio will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.

When a Portfolio writes a covered call option, the Portfolio gives the purchaser the right to purchase the security at the call option price at any time during the life of the option. As the writer of the option, the Portfolio receives a premium, less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. Writing covered call options can increase the income of the Portfolio and thus reduce declines in the net asset value per share of the Portfolio if securities covered by such options decline in value. Exercise of a call option by the purchaser however will cause the Portfolio to forego future appreciation of the securities covered by the option.

When a Portfolio writes a covered put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, the Portfolio remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Portfolio may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received.

A Portfolio may purchase securities which may be covered with call options solely on the basis of considerations consistent with the investment objectives and policies of the Portfolio. The Portfolio's turnover may increase through the exercise of a call option; this will generally occur if the market value of a "covered" security increases and the portfolio has not entered into a closing purchase transaction.

Risks Related to Options Transactions. The Portfolios can close out its respective positions in exchange-traded options only on an exchange which provides a secondary market in such options. Although the Portfolios intend to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. This might prevent a Portfolio from closing an options position, which could impair the Portfolio's ability to hedge effectively. The inability to close out a call position may have an adverse effect on liquidity because the Portfolio may be required to hold the securities underlying the option until the option expires or is exercised.

Transactions in Futures Contracts

The Portfolios may engage in the purchase and sale of futures contracts on an index of municipal bonds or on U.S. Treasury securities, or options on such futures contracts, for hedging purposes only. A Portfolio may sell such futures contracts in anticipation of a decline in the cost of municipal bonds it holds or may purchase such futures contracts in anticipation of an increase in the value of municipal bonds the Portfolio intends to acquire. The Portfolios also are authorized to purchase and sell other financial futures contracts which in the opinion of the Investment Advisor provide an appropriate hedge for some or all of a Portfolio's securities.

Because of low initial margin deposits made upon the opening of a futures position, futures transactions involve substantial leverage. As a result, relatively small movements in the price of the futures contract can result in substantial unrealized gains or losses. Because a Portfolio will engage in the purchase and sale of financial futures contracts solely for hedging purposes, however, any losses incurred in connection therewith should, if the hedging strategy is successful, be offset in whole or in part by increases in the value of securities held by the Portfolio or decreases in the price of securities the Portfolio intends to acquire.

It is possible that trading in municipal bond index futures contracts will result in less liquidity than trading in other futures contracts. The trading of futures contracts and options thereon is subject to certain market risks, such as trading halts, suspensions, exchange or clearing house equipment failures, government intervention or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions.

The liquidity of a secondary market in futures contracts may be further adversely affected by "daily price fluctuation limits" established by contract markets, which limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open positions. Prices of existing contracts have in the past moved the daily limit on a number of consecutive trading days. A Portfolio will enter into a futures position only if, in the judgment of the Investment Advisor, there appears to be an actively traded secondary market for such futures contracts.

The successful use of transactions in futures contracts and options thereon depends on the ability of the Investment Advisor to correctly forecast the direction and extent of price movements of these instruments, as well as price movements of the securities held by a Portfolio within a given time frame. To the extent these prices remain stable during the period in which a futures or option contract is held by the Portfolio, or move in a direction opposite to that anticipated, the Portfolio may realize a loss on the hedging transaction which is not fully or partially offset by an increase in the value of the Portfolio's securities. As a result, the Portfolio's total return for such period may be less than if it had not engaged in the hedging transaction.

Description of Financial Futures Contracts

Futures Contracts. A futures contract obligates the seller of a contract to deliver and the purchaser of a contract to take delivery of the type of financial instrument called for in the contract or, in some instances, to make a cash settlement, at a specified future time for a specified price. Although the terms of a contract call for actual delivery or acceptance of securities, or for a cash settlement, in most cases the contracts are closed out before the delivery date without the delivery or acceptance taking place. The Portfolios intend to close out their futures contracts prior to the delivery date of such contracts.

The Portfolios may sell futures contracts in anticipation of a decline in the value of its investments in municipal bonds. The loss associated with any such decline could be reduced without employing futures as a hedge by selling long-term securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. This strategy, however, entails increased transaction costs in the form of brokerage commissions and dealer spreads and will typically reduce the Portfolio's average yields as a result of the shortening of maturities.

The purchase or sale of a futures contract differs from the purchase or sale of a security, in that no price or premium is paid or received. Instead, an amount of cash or securities acceptable to the Portfolio's futures commission merchant and the relevant contract market, which varies but is generally about 5% or less of the contract amount, must be deposited with the broker. This amount is known as "initial margin," and represents a "good faith" deposit assuring the performance of both the purchaser and the seller under the futures contract. Subsequent payments to and from the broker, known as "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the futures contract more or less valuable, a process known as "marking to the market." Prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.

The sale of financial futures contracts provides an alternative means of hedging a Portfolio against declines in the value of its investments in municipal bonds. As such values decline, the value of the Portfolio's position in the futures contracts will tend to increase, thus offsetting all or a portion of the depreciation in the market value of the Portfolio's fixed income investments which are being hedged. While the Portfolio will incur commission expenses in establishing and closing out futures positions, commissions on futures transactions may be significantly lower than transaction costs incurred in the purchase and sale of fixed income securities. In addition, the ability of the Portfolio to trade in the standardized contracts available in the futures market may offer a more effective hedging strategy than a program to reduce the average maturing of portfolio securities, due to the unique and varied credit and technical characteristics of the municipal debt instruments available to the Portfolio. Employing futures as a hedge may also permit the Portfolio to assume a hedging posture without reducing the yield on its investments, beyond any amounts required to engage in futures trading.

The Portfolios may engage in the purchase and sale of futures contracts on an index of municipal securities. These instruments provide for the purchase or sale of a hypothetical portfolio of municipal bonds at a fixed price in a stated delivery month. Unlike most other futures contracts, however, a municipal bond index futures contract does not require actual delivery of securities but results in a cash settlement based upon the difference in value of the index between the time the contract was entered into and the time it is liquidated.

The Portfolios may also purchase and sell futures contracts on U.S. Treasury bills, notes and bonds for the same types of hedging purposes. Such futures contracts provide for delivery of the underlying security at a specified future time for a fixed price, and the value of the futures contract therefore generally fluctuates with movements in interest rates.

The municipal bond index futures contract, futures contracts on U.S. Treasury securities and options on such futures contracts are traded on the Chicago Board of Trade, which, like other contract markets, assures the performance of the parties to each futures contract through a clearing corporation, a nonprofit organization managed by the exchange membership, which is also responsible for handling daily accounting of deposits or withdrawals of margin.

A Portfolio may also purchase financial futures contracts when it is not fully invested in municipal bonds in anticipation of an increase in the cost of securities the Portfolio intends to purchase. As such securities are purchased, an equivalent amount of futures contracts will be closed out. In a substantial majority of these transactions, the Portfolio will purchase municipal bonds upon termination of the futures contracts. Due to changing market conditions and interest rate forecasts, however, a futures position may be terminated without a corresponding purchase of securities. Nevertheless, all purchases of futures contracts by the Portfolio will be subject to certain restrictions, described below.

Options on Futures Contracts. An option on a futures contract provides the purchaser with the right, but not the obligation, to enter into a long position in the underlying futures contract (that is, purchase the futures contract), in the case of a "call" option, or a short position (sell the futures contract), in the case of a "put" option, for a fixed price up to a stated expiration date. The option is purchased for a non-refundable fee, known as the "premium." Upon exercise of the option, the contract market clearing house assigns each party to the option an opposite position in the underlying futures contract. In the event of exercise, therefore, the parties are subject to all of the risks of futures trading, such as payment of initial and variation margin. In addition, the seller, or "writer," of the option is subject to margin requirements on the option position. Options on futures contracts are traded on the same contract markets as the underlying futures contracts.

The Portfolios may purchase options on futures contracts for the same types of hedging purposes described above in connection with futures contracts. For example, in order to protect against an anticipated decline in the value of securities it holds, the Portfolio could purchase put options on futures contracts, instead of selling the underlying futures contracts. Conversely, in order to protect against the adverse effects of anticipated increases in the costs of securities to be acquired, the Portfolio could purchase call options on futures contracts, instead of purchasing the underlying futures contracts. The Portfolio generally will sell options on futures contracts only to close out an existing position.

A Portfolio will not engage in transactions in such instruments unless and until the Investment Advisor determines that market conditions and the circumstances of the Portfolio warrant such trading. To the extent the Portfolio engages in the purchase and sale of futures contracts or options thereon, it will do so only at a level which is reflective of the Investment Advisor's view of the hedging needs of the Portfolio, the liquidity of the market for futures contracts and the anticipated correlation between movements in the value of the futures or option contract and the value of securities held by the Portfolio.

Restrictions on the Use of Futures Contracts and Options on Futures Contracts. Under regulations of the Commodity Futures Trading Commission ("CFTC"), the futures trading activities described herein will not result in a Portfolio being deemed to be a "commodity pool," as defined under such regulations, provided that certain trading restrictions are adhered to. In particular, CFTC regulations require that all futures and option positions entered into by the Portfolio qualify as bona fide hedge transactions, as defined under CFTC regulations, or, in the case of long positions, that the value of such positions not exceed an amount of segregated funds determined by reference to certain cash and securities positions maintained by the Portfolio and accrued profits on such positions. In addition, the Portfolio may not purchase or sell any such instruments if, immediately thereafter, the sum of the amount of initial margin deposits on the Portfolio's existing futures positions would exceed 5% of the market value of its net assets.

When the Portfolio purchases a futures contract, it will maintain an amount of cash, cash equivalents (for example, commercial paper and daily tender adjustable notes) or short-term high-grade fixed income securities in a segregated account so that the amount so segregated plus the amount of initial and variation margin held in the account of its broker equals the market value of the futures contract, thereby ensuring the use of such futures is unleveraged.

Risk Factors in Transactions in Futures Contracts. The particular municipal bonds comprising the index underlying the municipal bond index futures contract may vary from the bonds held by a Portfolio. In addition, the securities underlying futures contracts on U.S. Treasury securities will not be the same as securities held by the Portfolio. As a result, the Portfolio's ability effectively to hedge all or a portion of the value of its municipal bonds through the use of futures contracts will depend in part on the degree to which price movements in the index underlying the municipal bond index futures contract, or the U.S. Treasury securities underlying other futures contracts trade, correlate with price movements of the municipal bonds held by the Portfolio.

For example, where prices of securities in a Portfolio do not move in the same direction or to the same extent as the values of the securities or index underlying a futures contract, the trading of such futures contracts may not effectively hedge the Portfolio's investments and may result in trading losses. The correlation may be affected by disparities in the average maturity, ratings, geographical mix, or structure of the Portfolio's investments as compared to those comprising the index, and general economic or political factors. In addition, the correlation between movements in the value of the index underlying a futures contract may be subject to change over time, as additions to and deletions from the index alter its structure. In the case of futures contracts on U.S. Treasury securities and options thereon, the anticipated correlation of price movements between the U.S. Treasury securities underlying the futures or options and municipal bonds may be adversely affected by economic, political, legislative or other developments that have a disparate impact on the respective markets for such securities. In the event that the Investment Advisor determines to enter into transactions in financial futures contracts other than the municipal bond index futures contract or futures on U.S. Treasury securities, the risk of imperfect correlation between movements in the prices of such futures contracts and the prices of municipal bonds held by the Portfolio may be greater.

The trading of futures contracts on an index also entails the risk of imperfect correlation between movements in the price of the futures contract and the value of the underlying index. The anticipated spread between the prices may be distorted due to differences in the nature of the markets, such as margin requirements, liquidity, and the participation of speculators in the futures markets. The risk of imperfect correlation, however, generally diminishes as the delivery month specified in the futures contract approaches.

Prior to exercise or expiration, a position in futures contracts or options thereon may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the relevant contract market. The Portfolio will enter into a futures or option position only if there appears to be a liquid secondary market therefor, although there can be no assurance that such a liquid secondary market will exist for any particular contract at any specific time. Thus, it may not be possible to close out a position once it has been established. Under such circumstances, the Portfolio could be required to make continuing daily cash payments of variation margin in the event of adverse price movements. In such situation, if the Portfolio has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Portfolio may be required to perform under the terms of the futures or option contracts it holds. The inability to close out futures or options positions also could have an adverse impact on the Portfolio's ability effectively to hedge its portfolio.

When the Portfolio purchases an option on a futures contract, its risk is limited to the amount of the premium, plus related transaction costs, although this entire amount may be lost. In addition, in order to profit from the purchase of an option on a futures contract, the Portfolio may be required to exercise the option and liquidate the underlying futures contract, subject to the availability of a liquid secondary market. The trading of options on futures contracts also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option, although the risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract or expiration date of the option approaches.

"Trading Limits" or "Position Limits" may also be imposed on the maximum number of contracts which any person may hold at a given time. A contract market may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Investment Advisor does not believe that trading limits will have any adverse impact on the strategies for hedging the Portfolios' investments.

Further, the trading of futures contracts is subject to the risk of the insolvency of a brokerage firm or clearing corporation, which could make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

In addition to the risks of imperfect correlation and lack of a liquid secondary market for such instruments, transactions in futures contracts involve risks related to leveraging and the potential for incorrect forecasts of the direction and extent of interest rate movements within a given time frame.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

The Portfolios have adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of the affected Portfolio. Reference to the "1940 Act" means the Investment Company Act of 1940, as amended. No Portfolio may:

(1) Make any investment inconsistent with its classification as a nondiversified investment company under the 1940 Act.

(2) Concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby or domestic bank money market instruments).

(3) Issue senior securities or borrow money, except from banks for temporary or emergency purposes and then only in an amount up to 33 1/3% of the value of its total assets or as permitted by law and except by engaging in reverse repurchase agreements, where allowed. In order to secure any permitted borrowings and reverse repurchase agreements under this section, the Portfolio may pledge, mortgage, or hypothecate its assets.

(4) Underwrite the securities of other issuers, except as allowed by law or to the extent that the purchase of municipal obligations in accordance with its investment objective and policies, either directly from the issuer, or from an underwriter for an issuer, may be deemed an underwriting.

(5) Invest directly in commodities or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate, or real estate mortgages.

(6) Make loans, other than through the purchase of money market instruments and repurchase agreements or by the purchase of bonds, debentures, or other debt securities, or as permitted by law. The purchase of all or a portion of an issue of publicly or privately distributed debt obligations in accordance with its investment objective, policies and restrictions, shall not constitute the making of a loan. For purposes of this investment restriction, the Portfolios consider a "loan" to be a "loan of money."

(7) Long-Term Portfolio:

Under normal market conditions, at least 80% of the income from the Fund will be exempt from federal income tax.

(8) Vermont Municipal Portfolio:

Under normal market conditions, at least 80% of the income from the Fund will be exempt from federal and Vermont state income tax. This may include some securities of issuers located outside of Vermont.

(9) California Limited-Term Municipal Fund:

Under normal market conditions, at least 80% of the income from the Fund will be exempt from federal and California state income tax. This may include some securities of issuers located outside of California. Securities that generate income subject to alternative minimum tax may be included in the 80%.

(10) National Municipal Intermediate Fund:

Under normal market conditions, at least 80% of the income from the Fund will be exempt from federal income tax. Securities that generate income subject to alternative minimum tax may be included in the 80%.

Under current law, "concentrate means to invest 25% or more in the securities of issuers primarily engaged in any one industry. Under current law, the Portfolio may underwrite securities only in compliance with the conditions of Sections 10(f) and 12(c) of the 1940 Act and the rules thereunder wherein the Portfolio may underwrite securities to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in selling a Portfolio security.

Nonfundamental Investment Restrictions

The Board of Trustees/Directors has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

(1) Each Portfolio may not purchase common stocks, preferred stocks, warrants, or other equity securities.

(2) Each Portfolio will not make any purchases of securities if borrowing exceeds 5% of its total assets.

(3) Each Portfolio may not sell securities short, purchase securities on margin, or write or purchase put or call options, except as permitted in connection with transactions in futures contracts and options thereon. The Portfolio reserves the right to purchase securities with puts attached or with demand features.

(4) Each Portfolio may not invest more than 35% of net assets in non-investment grade debt securities. Each Portfolio does not intend to invest more than 15% in non-investment grade debt securities.

(5) Each Portfolio may not purchase illiquid securities if more than 15% of the value of the Portfolio's net assets would be invested in such securities.

(6) Long-Term only: Though nondiversified, the Portfolio does not intend to invest more than 15% of its assets in any one issuer.

(7) Each Portfolio may not purchase or sell a futures contract or an option thereon if immediately thereafter, the sum of the amount of initial margin deposits on futures and premiums on such options would exceed 5% of the Portfolio's total assets, based on net premium payments.

(8) Each Portfolio may not invest in puts or calls on a security, including straddles, spreads, or any combination, if the value of that option premium, when aggregated with the premiums on all other options on securities held by the Portfolio, exceeds 5% of the Portfolio's total assets.

(9) With respect to Fundamental Investment Restriction (3) regarding borrowing, each Portfolio will aggregate borrowings and reverse repurchase agreements when applying the 33 1/3% limitation, and may only pledge, mortgage or hypothecate assets up to 33 1/3% of the value of the Portfolio's total assets.

(10) With respect to Fundamental Investment Restriction (6) regarding securities lending, the value of the securities loaned will not exceed 33 1/3% of a Portfolio's assets.

PURCHASE AND REDEMPTION OF SHARES

Each Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker, or if applicable, a broker's authorized designee, accepts the order in good order. The customer orders will be priced at each Fund's net asset value next computed after they are accepted by an authorized broker or the broker's authorized designee.

The Funds have no arrangement with any person to permit frequent purchases and redemptions of Fund shares.

Share certificates will not be issued unless requested in writing by the investor. No charge will be made for share certificate requests. If share certificates have been issued, then the certificate must be delivered to the Funds' transfer agent with any redemption request. This could result in delays. If the certificates have been lost, the shareholder will have to pay to post an indemnity bond in case another person later presents the original certificates. No certificates will be issued for fractional shares.

See the prospectus(es) for more details on purchases and redemptions.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If for any reason a Fund should fail to qualify, it would be taxed as a corporation rather than passing through its income and gains to shareholders.

Distributions of realized net capital gains, if any, are normally paid once a year; however, the Funds do not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired. Capital loss carryforwards as of December 31, 2005 were as follows:

Long-Term	$0
Vermont Municipal	$0
National Municipal	$0
California Limited-Term	$0

The Funds' dividends of net investment income constitute exempt-interest dividends on which shareholders are not generally subject to federal income tax or state income tax for the respective state-specific Funds. Dividends attributable to interest on certain private activity bonds must be included in federal alternative minimum taxable income ("AMT") for the purpose of determining liability (if any) for individuals and for corporations. Each Fund's dividends derived from taxable interest and distributions of capital gains, whether taken in cash or reinvested in additional shares, are taxable to shareholders. It is possible that the Internal Revenue Service could rule that a municipal securities offering previously acquired by a Fund fails to qualify for tax-exempt treatment. In this event, the Fund may distribute a higher amount of taxable income in that year than it had intended to pay out.

A shareholder may also be subject to state and local taxes on dividends and distributions from the Funds. Shareholders will be notified of the income earned from the obligations of each state and territory as a percentage of the total interest income earned. A Fund will also notify shareholders annually about the federal tax status of dividends and distributions paid by the Fund and the amount of dividends withheld, if any, during the previous year.

The Code provides that interest on indebtedness incurred or continued in order to purchase or carry shares of a regulated investment company which distributes exempt-interest dividends during the year is not deductible. Furthermore, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds should consult their tax advisers before purchasing shares of a Fund. "Substantial user" is generally defined as including a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of private activity bonds.

The Funds are required to withhold 28% of any reportable dividends and long-term capital gain distributions paid and 28% of each reportable redemption transaction occurring in a Fund if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided, or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on dividends, not on redemptions); or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.

In addition, the Funds are required to report to the Internal Revenue Service the following information with respect to each redemption transaction occurring in the Funds: (a) the shareholder's name, address, account number, and taxpayer identification number; (b) the total dollar value of the redemptions; and (c) the Fund/Portfolio identifying CUSIP number.

Certain shareholders are, however, exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S.-registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; and foreign central banks of issue. Non-resident aliens, certain foreign partnerships and foreign corporations are generally not subject to either requirement but may instead be subject to withholding under sections 1441 or 1442 of the Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Funds for further information.

NET ASSET VALUE

The public offering price of the shares of each Portfolio is the respective net asset value per share. The net asset value per share of each Portfolio is determined by dividing the total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares of the Portfolio outstanding. Expenses are accrued daily, including the investment advisory fee. The net asset values of the Portfolios fluctuate based on the respective market value of the Portfolios' investments. The net asset value per share of each Portfolio is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolios do not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. In calculating net asset value, the Portfolio follows standard industry practice by recording security transactions and their valuations on the business day following the security transaction trade date. This practice is known as "trade date plus one" or "T + 1 accounting". Thus, changes in holdings of portfolio securities are reflected in the first calculation of net asset value on the first business day following trade date, as permitted by applicable law. Security transactions for money market instruments are recorded on trade date.

Below is a specimen price-make-up sheet showing how each Portfolio calculates the total offering price per share.

Net Asset Value and Offering Price Per Share, as of December 31, 2005:
Long-Term
Net asset value per share	$16.54
($62,929,739/3,805,595 shares)
Maximum sales charge	$.64
(3.75% of offering price)
Offering price per share	$17.18

Vermont Municipal
Net asset value per share	$15.64
($49,586,358/3,169,858 shares)
Maximum sales charge	$.61
(3.75% of offering price)
Offering price per share	$16.25

National Municipal
Net asset value per share	$10.70
($74,510,153/6,966,543 shares)
Maximum sales charge	$.30
(2.75% of offering price)
Offering price per share	$11.00

California Limited-Term
Net asset value per share	$10.27
($16,758,837/1,631,633 shares)
Maximum sales charge	$.10
(1.00% of offering price)
Offering price per share	$10.37

CALCULATION OF YIELD AND TOTAL RETURN

TOTAL RETURN AND OTHER QUOTATIONS

From time to time, the Portfolios advertise their "total return." Total return is historical in nature and is not intended to indicate future performance. Total return differs from yield in that yield figures measure only the income component of a Portfolio/Fund's investments, while total return includes not only the effect of income dividends but also any change in net asset value, or principal amount, during the stated period. Total return is computed by taking the total number of shares purchased by a hypothetical $1,000 investment after deducting any applicable sales charge, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. Note: "Total Return" as quoted in the Financial Highlights section of the Portfolio/Fund's Prospectus and Annual Report to Shareholders, however, per SEC instructions, does not reflect deduction of the sales charge, and corresponds to "return without maximum load" (or "w/o max load" or "at NAV") as referred to herein. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period. Total return is a computation of the Portfolio's dividend yield plus or minus realized or unrealized capital appreciation or depreciation, less fees and expenses. All total return quotations, including returns after taxes, reflect the deduction of the Portfolio's maximum sales charge ("return with maximum load"), except quotations of "return without maximum load," which do not deduct the sales charge. Thus, in the formula below, for return without maximum load, P = the entire $1,000 hypothetical initial investment and does not reflect the deduction of any sales charge; for "return with maximum load", P=a hypothetical initial investment of $1,000 less any sales charge actually imposed at the beginning of the period for which the performance is being calculated. Return without maximum load, which will be higher than total return, should be considered only by investors, such as participants in certain pension plans, to whom the sales charge does not apply, or for purposes of comparison only with comparable figures which also do not reflect sales charges, such as Lipper averages.

Total return before taxes is computed according to the following formula:

P(1 +T)n = ERV

where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of such periods (or portions thereof if applicable).

Total return after taxes on distributions is computed according to the following formula:

P(1 +T)n = ATV D

where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions); n = number of years and ATV D = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of such periods (or portions thereof if applicable) after taxes on fund distributions but not after taxes on redemption.

Total return after taxes on distributions and sale of fund shares is computed according to the following formula:

P(1 +T)n = ATV DR

where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions and redemption); n = number of years and ATV DR = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of such periods (or portions thereof if applicable), after taxes on fund distributions and redemption.

See the Prospectus for the Portfolios' standardized (with maximum load) performance results for the periods ending December 31, 2005.

Average annual total returns without maximum load for the periods ending December 31, 2005 are as follows:

Before Taxes Without Max. Load
Long-Term
One Year	4.15%
Five Years	5.09%
Ten Years	4.93%

Vermont Municipal
One Year	2.05%
Five Years	4.36%
Ten Years	4.36%

National Municipal
One Year	1.77%
Five Years	4.27%
Ten Years	4.57%

California Limited-Term
One Year	0.86%
Five Years	3.01%
Ten Years	3.90%

YIELD

The Portfolios also advertise, from time to time, their "yield" and "tax equivalent yield." As with total return, both yield quotations are historical and are not intended to indicate future performance. "Yield" quotations refer to the aggregate imputed yield-to-maturity of each Portfolio's investments based on the market value as of the last day of a given thirty-day or one-month period, less expenses (net of reimbursement), divided by the average daily number of outstanding shares entitled to receive dividends times the maximum offering price on the last day of the period (so that the effect of the sales charge is included in the calculation), compounded on a "bond equivalent," or semi-annual, basis. Each Portfolio's yield is computed according to the following formula:

Yield = 2[(a-b/cd+1)6-1]

where a = dividends and interest earned during the period using the aggregated imputed yield-to-maturity for each of the Portfolio's investments as noted above; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

The tax equivalent yield is the yield an investor would be required to obtain from taxable investments to equal a Portfolio's yield, all or a portion of which may be exempt from federal income taxes. The tax equivalent yield is computed by taking the portion of the yield exempt from regular federal income tax and multiplying the exempt yield by a factor based upon a stated income tax rate, then adding the portion of the yield that is not exempt from regular federal income tax. The factor which is used to calculate the tax equivalent yield is the reciprocal of the difference between 1 and the applicable income tax rate, which will be stated in the advertisement.

For the thirty-day period ended December 31, 2005 the yields were:
	SEC 30-Day Yield	Tax-equivalent Yield (assumes 35% Federal Bracket)
Long-Term	3.82%	5.88%
Vermont Municipal	3.41%	5.25%
National Municipal	3.20%	4.92%
California Limited-Term	2.66%	4.09%

Total return, like yield and net asset value per share, fluctuates in response to changes in market conditions. Neither total return nor yield for any particular time period should be considered an indication of future return.

TRUSTEES/DIRECTORS AND OFFICERS

The Calvert Tax-Free Reserves ("CTFR" or the "Trust") Board of Trustees and the Calvert Municipal Fund, Inc. ("Municipal Fund") Board of Directors (collectively, "Trustees/Directors") supervise the Funds' activities and review contracts with companies that provide services to the Funds. Business information is provided below about the Trustees/Directors. "Disinterested" Trustees/Directors refers to those Trustees/Directors who are not interested persons as that term is defined in the 1940 Act and the rules thereunder.
(Not Applicable to Officers)
	Position	Position		# of Calvert
Name &	with	Start	Principal Occupation	Portfolios	Other
Age	Fund	Date	During Last 5 Years	Overseen	Directorships

DISINTERESTED TRUSTEES
RICHARD L. BAIRD, JR. AGE: 57	Trustee	1976	President and CEO of Adagio Health Inc. (formerly Family Health Council, Inc.) in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services.	26
FRANK H. BLATZ, JR., Esq. AGE: 70	Trustee	1982	Of counsel to firm of Schiller & Pittenger, P.C. Mr. Blatz was an attorney in private practice in Fanwood, NJ from 1999 to 2004.	26
DOUGLAS E. FELDMAN, M.D. AGE: 57	Trustee	1982	Managing partner of Feldman Otolaryngology, Head and Neck Surgery in Washington, D.C. A graduate of Harvard Medical School, he is Associate Professor of Otolaryngology, Head and Neck Surgery at Georgetown University and George Washington University Medical School, and past Chairman of the Department of Otolaryngology, Head and Neck Surgery at the Washington Hospital Center. He is included in The Best Doctors in America.	12
PETER W. GAVIAN, CFA, ASA AGE: 73	Trustee	1980	Since 1976, President of Corporate Finance of Washington, Inc., a business appraisal firm. He is a Chartered Financial Analyst and an Accredited senior appraiser (business evaluation).	12
JOHN G. GUFFEY, JR. AGE: 57	Trustee	1976	Treasurer and Director of Silby, Guffey and Co., Inc. a venture capital firm (inactive as of 2003). President, Aurora Press, Inc., 2002.	26	Ariel Funds (3) Calvert Foundation Calvert Ventures, LLC
M. CHARITO KRUVANT AGE: 60	Trustee	1996	President and CEO of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development.	26	Acacia Federal Savings Bank Summit Foundation The community Foundation for the National Capital Region
ARTHUR J. PUGH AGE: 68	Trustee	1982	Retired executive.	26	Acacia Federal Savings Bank
INTERESTED TRUSTEES
BARBARA J. KRUMSIEK AGE: 53	Trustee & President	1997	President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd. Prior to joining Calvert in 1997, Ms. Krumsiek had served as a Managing Director of Alliance Fund Distributors, Inc.	40	Calvert Foundation
DAVID R. ROCHAT AGE: 68	Trustee & Senior Vice President	1980	Executive Vice President of Calvert Asset Management Company, Inc. and Director and President of Chelsea Securities, Inc.	12	Government Scientific Source, Inc. Chelsea Securities, Inc.
D. WAYNE SILBY, Esq. AGE: 57	Trustee & Chair	1976	Mr. Silby is Chairman of GroupServe Foundation, a software company focused on collaborative tools for non-profit groups. He was an officer and director of Silby, Guffey and Co., Inc., a venture capital firm (inactive as of 2003).	26	UNIFI Mutual Holding Company Calvert Foundation Grameen Foundation USA GroupServe Foundation
OFFICERS
KAREN BECKER Age: 53	Chief Compliance Officer	2005

Chief Compliance Officer for the Calvert Funds and Senior Vice President of the Calvert Group, Ltd. Prior to 2005, Ms. Becker was Senior Vice President of Calvert Group, Ltd. and Head of Calvert Client Services.

SUSAN WASLKER BENDER, Esq. AGE: 47	Assistant Vice President & Assistant Secretary	1988	Assistant Vice President and Associate General Counsel of Calvert Group, Ltd.
THOMAS DAILEY AGE: 41	Vice President	2004	Vice President of Calvert Asset Management Company, Inc.
IVY WAFFORD DUKE, Esq. AGE: 37	Assistant Vice President & Assistant Secretary	1996	Assistant Vice President and Associate General Counsel of Calvert Group, Ltd.
STEVEN A. FALCI AGE: 46	Vice President	2003	Senior Vice President of Calvert Asset Management Company, Inc. Prior to joining Calvert in 2003, Mr. Falci was SVP and Senior Portfolio Manager at Principal Mellon Equity Associates.
TRACI L. GOLDT AGE: 32	Assistant Secretary	2004	Executive Assistant to General Counsel, Calvert Group, Ltd. Prior to working at Calvert in 2001, Ms. Goldt was Senior Project Manager for Backwire.com, and Project Manager for marchFIRST.
GREGORY B. HABEEB AGE: 56	Vice President	2004	Senior Vice President of Calvert Asset Management Company, Inc.
DANIEL K. HAYES AGE: 55	Vice President	1996	Senior Vice President of Calvert Asset Management Company, Inc.
HUI PING HO, CPA AGE: 41	Assistant Treasurer	2000	Tax Compliance Manager of Calvert Group, Ltd. and Assistant Fund Treasurer.
LANCELOT A. KING, Esq. AGE: 35	Assistant Vice President & Assistant Secretary	2002	Assistant Vice President and Associate General Counsel of Calvert Group, Ltd. Prior to joining Calvert in 2002, Mr. King was an associate with Mintz, Levin, Cohn, Ferris, Glovsky & Popeo.
JANE B. MAXWELL Esq. AGE: 53	Assistant Secretary	2005	Assistant Secretary & Assistant General Counsel of Calvert Group, Ltd. Prior to joining Calvert in 2004, Ms. Maxwell was an associate with Sullivan & Worcester, LLP.
ANDREW K. NIEBLER, Esq. AGE: 38	Assistant Secretary	2006	Assistant Secretary & Assistant General Counsel of Calvert Group, Ltd. Prior to joining Calvert in 2006, Mr. Niebler was an associate with Cleary, Gottlieb, Steen & Hamilton for 7 years.
CATHERINE P. ROY AGE: 50	Vice President	2004

Senior Vice President of Calvert Asset Management Company, Inc. Prior to joining Calvert in 2004, Ms. Roy was Senior Vice President of US Fixed Income for Baring Asset Management, and SVP and Senior Portfolio Manager of Scudder Insurance Asset Management.

WILLIAM M. TARTIKOFF, Esq. AGE: 58	Vice President & Secretary	1990	Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd.
RONALD M. WOLFSHEIMER, CPA AGE: 53	Treasurer	1979	Senior Vice President and Chief Financial and Administrative Officer of Calvert Group, Ltd. and Fund Treasurer.
MICHAEL V. YUHAS JR., CPA AGE: 44	Fund Controller	1999	Director of Fund Administration of Calvert Group, Ltd. and Fund Controller.

The address of the Trustees/Directors and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, except for Mr. Silby, whose address is 1715 18th Street, N.W., Washington, DC 20009. Trustees/Directors and Officers of CTFR or Municipal Fund as a group own less than 1% of each Fund's outstanding shares.

Each Board has the following standing Committees:

  The Investment Policy Committee - addresses the policies and strategies of the Advisor and reviews compliance matters. Ms. Krumsiek and Messrs. Rochat, Gavian, Guffey and Silby comprise the Investment Policy Committee. It met four times in the past fiscal year.

  The Governance Committee - deals with matters of fund governance, including policies on Trustee/Director compensation and Board and Committee structure and responsibilities; the functions of the Governance Committee of each Board also include those of a Nominating Committee, e.g., handling initiation and consideration of nomination for the appointment or election of disinterested Trustees/Directors of the respective Board. The Disinterested Trustees/Directors (Ms. Kruvant and Messrs. Baird, Blatz, Feldman, Gavian, Guffey, and Pugh) comprise the Governance Committee. It met four times in the past fiscal year.

  The Audit Committee - its function includes the following: to approve and recommend to the Board independent public accountants to conduct the annual audit of the Funds' financial statements; review with the independent public accountants the outline, scope, and results of the annual audit; and review the performance and fees charged by the independent public accountants for professional services. In addition, the Audit Committee meets with the independent public accountants and representatives of Fund management to review accounting activities and areas of financial reporting and control. Messrs. Pugh, Baird, Blatz, Feldman, and Ms. Kruvant comprise the Audit Committee. It met five times in the past fiscal year.

The Board of Trustees/Directors of the Funds has retained Lipper Analytical Services, Inc. to provide the Board with an independent analysis of investment performance and expenses for each Fund, in connection with the Board's annual consideration of the renewal of the Fund's investment advisory and underwriting agreements, as required by Section 15(c) of the Investment Company Act of 1940.

The Trustees/Directors owned shares in the Funds and in all other Calvert Funds for which they serve on the Board, in the following amounts as of December 31, 2005:

Long-Term
Dollar Range of Equity	Aggregate Dollar Range of Equity Securities
Name of Trustee	Securities in the	in All Registered Investment Companies Overseen
Fund	By Trustee in Calvert Family of Funds

Disinterested Trustees
Richard L. Baird, Jr.	$1-$10,000	> $100,000
Frank H. Blatz, Jr.	None	> $100,000
Douglas E. Feldman	None	$50,001 - $100,000
Peter W. Gavian	None	> $100,000
John G. Guffey, Jr.	$50,001 - $100,000	> $100,000
M. Charito Kruvant	None	> $100,000
Arthur J. Pugh	None	> $100,000
Interested Trustees
Barbara J. Krumsiek	None	> $100,000
David R. Rochat	None	$50,001 - $100,000
D. Wayne Silby	None	> $100,000

Vermont Municipal
Dollar Range of Equity	Aggregate Dollar Range of Equity Securities
Name of Trustee	Securities in the	in All Registered Investment Companies Overseen
Fund	By Trustee in Calvert Family of Funds
Disinterested Trustees
Richard L. Baird, Jr.	None	> $100,000
Frank H. Blatz, Jr.	None	> $100,000
Douglas E. Feldman	None	$50,001- $100,000
Peter W. Gavian	None	> $100,000
John G. Guffey, Jr.	None	> $100,000
M. Charito Kruvant	None	> $100,000
Arthur J. Pugh	None	> $100,000
Interested Trustees
Barbara J. Krumsiek	None	> $100,000
David R. Rochat	$10,001 - $50,000	$50,001 - $100,000
D. Wayne Silby	None	> $100,000

National Municipal
Dollar Range of Equity	Aggregate Dollar Range of Equity Securities
Name of Director	Securities in the	in All Registered Investment Companies Overseen
Fund	By Director in Calvert Family of Funds

Disinterested Directors
Richard L. Baird, Jr.	None	> $100,000
Frank H. Blatz, Jr.	None	> $100,000
Douglas E. Feldman	None	$50,001 - $100,000
Peter W. Gavian	None	> $100,000
John G. Guffey, Jr.	$50,001 - $100,000	> $100,000
M. Charito Kruvant	None	> $100,000
Arthur J. Pugh	None	> $100,000
Interested Directors
Barbara J. Krumsiek	None	> $100,000
David R. Rochat	None	$50,001 - $100,000
D. Wayne Silby	None	> $100,000

California Limited-Term

Dollar Range of Equity	Aggregate Dollar Range of Equity Securities
Name of Director	Securities in the	in All Registered Investment Companies Overseen
Fund	By Director in Calvert Family of Funds

Disinterested Directors
Richard L. Baird, Jr.	None	> $100,000
Frank H. Blatz, Jr.	None	> $100,000
Douglas E. Feldman	None	$50,001 - $100,000
Peter W. Gavian	None	> $100,000
John G. Guffey, Jr.	None	> $100,000
M. Charito Kruvant	None	> $100,000
Arthur J. Pugh	None	> $100,000
Interested Directors
Barbara J. Krumsiek	None	> $100,000
David R. Rochat	None	$50,001 - $100,000
D. Wayne Silby	None	> $100,000

Trustees/Directors not affiliated with the Advisor may elect to defer receipt of all or a percentage of their fees and deem such deferred amounts to be invested in any Fund in the Calvert Family of Funds through the Deferred Compensation Plan. Management believes this will have a negligible effect on the Funds' assets, liabilities, net assets, and net income per share.

Trustee Compensation Table
Calvert Tax-Free Reserves

The following tables (unaudited numbers) set forth information describing the compensation of each Trustee for his/her services to the Fund for the Fund's most recent fiscal year ended December 31, 2005.
	Richard L. Baird, Jr.**		Frank H. Blatz**		Douglas E. Feldman		Peter W. Gavian**
Fund Name	Aggregate Compensation (includes deferred compensation)	Pension or Retirement Benefits (i.e., deferred compensation)	Aggregate Compensation (includes deferred compensation)	Pension or Retirement Benefits (i.e., deferred compensation)	Aggregate Compensation (includes deferred compensation)	Pension or Retirement Benefits (i.e., deferred compensation)	Aggregate Compensation (includes deferred compensation)	Pension or Retirement Benefits (i.e., deferred compensation)
Long-Term Portfolio	$436	$218	$435	$435	$428	$0	$435	$0
Vermont Municipal Portfolio	$349	$174	$348	$348	$343	$0	$348	$0
Total Compensation from Fund Complex***	$73,888		$62,000		$42,250		$42,250
	John G. Guffey, Jr.**		M. Charito Kruvant**		Arthur J. Pugh**		Barbara J. Krumsiek*
Fund Name	Aggregate Compensation (includes deferred compensation)	Pension or Retirement Benefits (i.e., deferred compensation)	Aggregate Compensation (includes deferred compensation)	Pension or Retirement Benefits (i.e., deferred compensation)	Aggregate Compensation (includes deferred compensation)	Pension or Retirement Benefits (i.e., deferred compensation)	Aggregate Compensation (includes deferred compensation)	Pension or Retirement Benefits (i.e., deferred compensation)
Long-Term Portfolio	$335	$101	$443	$266	$443	$0	$0	$0
Vermont Municipal Portfolio	$268	$81	$354	$213	$354	$0	$0	$0
Total Compensation from Fund Complex***	$79,750		$62,750		$62,750		$0
	David R. Rochat*, **		D. Wayne Silby*, **
Fund Name	Aggregate Compensation (includes deferred compensation)	Pension or Retirement Benefits (i.e., deferred compensation)	Aggregate Compensation (includes deferred compensation)	Pension or Retirement Benefits (i.e., deferred compensation)
Long-Term Portfolio	$0	$0	$378	$284
Vermont Municipal Portfolio	$0	$0	$302	$227
Total Compensation from Fund Complex***	$0		$93,875

Trustee Compensation Table
Calvert Municipal Fund, Inc.

The following tables (unaudited numbers) set forth information describing the compensation of each Trustee for his/her services to the Fund for the Fund's most recent fiscal year ended December 31, 2005.

	Richard L. Baird, Jr.**		Frank H. Blatz**		Douglas E. Feldman		Peter W. Gavian**
Fund Name	Aggregate Compensation (includes deferred compensation)	Pension or Retirement Benefits (i.e., deferred compensation)	Aggregate Compensation (includes deferred compensation)	Pension or Retirement Benefits (i.e., deferred compensation)	Aggregate Compensation (includes deferred compensation)	Pension or Retirement Benefits (i.e., deferred compensation)	Aggregate Compensation (includes deferred compensation)	Pension or Retirement Benefits (i.e., deferred compensation)
Calvert National Municipal Intermediate Fund	$538	$269	$538	$538	$529	$0	$538	$0
Calvert California Limited-Term Municipal Fund	$141	$71	$141	$141	$139	$0	$141	$0
Total Compensation from Fund Complex***	$73,888		$62,000		$42,250		$42,250

	John G. Guffey, Jr.**		M. Charito Kruvant**		Arthur J. Pugh**		Barbara J. Krumsiek*
Fund Name	Aggregate Compensation (includes deferred compensation)	Pension or Retirement Benefits (i.e., deferred compensation)	Aggregate Compensation (includes deferred compensation)	Pension or Retirement Benefits (i.e., deferred compensation)	Aggregate Compensation (includes deferred compensation)	Pension or Retirement Benefits (i.e., deferred compensation)	Aggregate Compensation (includes deferred compensation)	Pension or Retirement Benefits (i.e., deferred compensation)
Calvert National Municipal Intermediate Fund	$338	$102	$546	$328	$546	$0	$0	$0
Calvert California Limited-Term Municipal Fund	$84	$26	$143	$86	$143	$0	$0	$0
Total Compensation from Fund Complex***	$79,750		$62,750		$62,750		$0

	David R. Rochat*		D. Wayne Silby*,**
Fund Name	Aggregate Compensation (includes deferred compensation)	Pension or Retirement Benefits (i.e., deferred compensation)	Aggregate Compensation (includes deferred compensation)	Pension or Retirement Benefits (i.e., deferred compensation)
Calvert National Municipal Intermediate Fund	$0	$0	$466	$350
Calvert California Limited-Term Municipal Fund	$0	$0	$122	$92
Total Compensation from Fund Complex***	$0		$93,875

*Ms. Krumsiek is an interested person of both CTFR and Municipal Fund since she is an Officer and Director of the Funds' Advisor and its affiliates. Mr. Silby is an interested person of CTFR and Municipal Fund since he is a Director of the parent company of the Funds' Advisor. Mr. Rochat is an interested person of CTFR and Municipal Fund since he is an Officer and Director of the Funds' Advisor.

**Certain Trustees/Directors have chosen to defer a portion of their compensation. As of December 31, 2005, total deferred compensation for service on all applicable Calvert Fund Boards, including dividends and capital appreciation, for these Trustees/Directors was: Baird $75,959.47; Blatz $1,440,948.82; Gavian $226,220.94; Guffey $231,032.84; Kruvant $297,200.20; Pugh $380,825.46; and Silby $291,272.50.

***As of December 31, 2005, the Fund Complex consisted of forty (40) Funds.

INVESTMENT ADVISOR

The Funds' Investment Advisor is Calvert Asset Management Company, Inc., a subsidiary of Calvert Group, Ltd., which is a subsidiary of UNIFI Mutual Holding Company. Under the Investment Advisory Agreements with respect to the Funds, the Advisor provides investment advice to the Funds and oversees the day-to-day operations, subject to the supervision and direction of the Board of Trustees/Directors.

The Advisor provides the Funds with investment supervision and management, and office space; furnishes executive and other personnel to the Funds; and pays the salaries and fees of all Trustees/Directors who are employees of the Advisor or its affiliates. The Funds pay all their other respective administrative and operating expenses, including: custodial, registrar, dividend disbursing and transfer agency fees; administrative service fees; fund accounting fees; federal and state securities registration fees; salaries, fees and expenses of Trustees/Directors, executive officers and employees of the Funds, who are not employees of the Advisor or of its affiliates; insurance premiums; trade association dues; legal and audit fees; interest, taxes and other business fees; expenses of printing and mailing reports, notices, prospectuses, and proxy material to shareholders; annual shareholders' meeting expenses; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities. As explained in the prospectus fee table footnotes, each Fund has an expense offset arrangement with the custodian bank whereby the custodian and transfer agent fees may be paid indirectly by credits on the Funds' uninvested cash balances. These credits are used to reduce Fund expenses. In California Limited-Term, where the total annual fund operating expenses are subject to a contractual expense limitation, the Advisor could be deemed to have an incentive to leave greater balances at the custodian, since it receives the benefit of any expense offset credit. The Board of Trustees/Directors periodically reviews and evaluates the expense offset arrangement.

Under the Investment Advisory Agreements, the Advisor receives from each Fund an annual fee, payable monthly, of .60% of the first $500 million of the Fund's average daily net assets, .50% of the next $500 million of such assets, and .40% of all such assets over $1 billion.

The Advisor reserves the right (i) to waive all or a part of its fee; (ii) to reimburse a Fund for expenses; and (iii) to compensate, at its expense, broker-dealers in consideration of their promotional or administrative services.

The following chart shows the Investment Advisory fees paid to the Advisor for the past three fiscal years:

	2003	2004	2005

Long-Term	$501,255	$399,126	$378,625
Vermont Municipal	$314,560	$310,525	$303,330
National Municipal	$526,236	$495,556	$471,114
California Limited-Term	$169,904	$135,684	$123,615

California Limited-Term received expense reimbursements from the Advisor in the following amounts for the past three fiscal years:

2003	2004	2005
$0	$15,500	$18,311

PORTFOLIO MANAGER DISCLOSURE

Additional information about each Fund's Portfolio Managers, identified in the applicable Prospectus of the Fund, is provided below.

A. Other Accounts Managed by Portfolio Managers of the Funds

The following Portfolio Managers of the Funds are also primarily responsible for day-to-day management of the portfolios of the other accounts indicated below. This information includes accounts managed by any group which includes the identified Portfolio Manager. The "Other" category includes accounts managed in the Portfolio Manager's personal as well as professional capacities.

Tom Dailey

Accounts Managed other than Long-Term as of December 31, 2005	Registered Investment Companies	Other Pooled Investment Vehicles	Other
Number of Other Accounts Managed	9	0	0
Total Assets in Other Accounts Managed	$2,502,464,000	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$0
Accounts Managed other than Vermont Municipal as of December 31, 2005	Registered Investment Companies	Other Pooled Investment Vehicles	Other
Number of Other Accounts Managed	9	0	0
Total Assets in Other Accounts Managed	$2,515,752,000	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$0
Accounts Managed other than National Municipal as of December 31, 2005	Registered Investment Companies	Other Pooled Investment Vehicles	Other
Number of Other Accounts Managed	9	0	0
Total Assets in Other Accounts Managed	$2,489,697,000	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$0
Accounts Managed other than California Limited-Term as of December 31, 2005	Registered Investment Companies	Other Pooled Investment Vehicles	Other
Number of Other Accounts Managed	9	0	0
Total Assets in Other Accounts Managed	$2,548,651,000	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$0

James O'Boyle
Accounts Managed other than Long-Term as of December 31, 2005	Registered Investment Companies	Other Pooled Investment Vehicles	Other
Number of Other Accounts Managed	9	0	0
Total Assets in Other Accounts Managed	$2,502,464,000	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$0
Accounts Managed other than Vermont Municipal as of December 31, 2005	Registered Investment Companies	Other Pooled Investment Vehicles	Other
Number of Other Accounts Managed	9	0	0
Total Assets in Other Accounts Managed	$2,515,752,000	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$0
Accounts Managed other than National Municipal as of December 31, 2005	Registered Investment Companies	Other Pooled Investment Vehicles	Other
Number of Other Accounts Managed	9	0	0
Total Assets in Other Accounts Managed	$2,489,697,000	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$0
Accounts Managed other than California Limited-Term as of December 31, 2005	Registered Investment Companies	Other Pooled Investment Vehicles	Other
Number of Other Accounts Managed	9	0	0
Total Assets in Other Accounts Managed	$2,548,651,000	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$0

B. Potential Conflicts of Interest in Managing a Fund and Other Accounts

The following describes material conflicts of interest as of December 31, 2005 which may potentially arise in connection with the management of a Fund's investments by a Portfolio Manager and that individual's simultaneous management of the investments of any other accounts listed in this SAI. See "Other Accounts Managed by Portfolio Managers of the Funds" above.

When a Portfolio Manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. The portfolio management team members are aware of and abide by the Advisor's trade allocation procedures, which seek to ensure fair allocation of investment opportunities among all accounts. Performance dispersion among accounts employing similar investment strategy but with different fee structures is periodically examined by the Advisor to ensure that any material divergence in expected performance is adequately explained by differences in the investment guidelines and timing of cash flows.

C. Compensation of Portfolio Managers of the Funds

Set forth below are the structure of and method used to determine (1) the cash and non-cash compensation received by each Portfolio Manager from a Fund, the Advisor of the Fund, or any other sources with respect to management of the Fund, and (2) the cash and non-cash compensation received by the Portfolio Manager from any other accounts listed in this SAI. See "Other Accounts Managed by Portfolio Managers of the Funds" above.

Tom Dailey and James O'Boyle

The following compensation information is identical with respect to Long Term, National Municipal and California Limited-Term, as well as the respective Other Accounts listed above in relation to these Funds and managed by each of the identified Portfolio Managers.
Compensation with Respect to Management of Long-Term, Vermont Municipal, National Municipal and California Limited-Term and Other Accounts as of December 31, 2005
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	Calvert	Competitive with industry peer standards.
Bonus	Calvert	Based on short-term and long-term performance, before tax, of the Funds managed relative to the respective passive index shown in each Fund's prospectus.
Deferred Compensation	None	N/A
Other Compensation or Benefits Not Generally Available to All Salaried Employees	None	N/A

D. Securities Ownership of Portfolio Managers of the Funds

With respect to each Portfolio Manager identified in the applicable Prospectuses, the following information sets forth the Portfolio Manager's beneficial ownership of securities as of December 31, 2005 in the Fund(s) managed by that individual. The securities were valued as of December 31, 2005. (Specified ranges: none; $1 to $10,000; $10,001 to $50,000; $50,001 to $100,000; $100,001 to $500,000; $500,001 to $1,000,000; or over $1,000,000.)

Dollar Range of Equity Securities in Fund Owned by Portfolio Manager as of December 31, 2005
Name of Portfolio Manager	Long-Term	Vermont Municipal	National Municipal	California Limited-Term

Tom Dailey	None	None	None	None
James O'Boyle	None	None	None	None

ADMINISTRATIVE SERVICES AGENT

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, has been retained by each Fund to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports. For providing such services, CASC receives from CTFR an aggregate annual fee of $80,000, allocated among the CTFR Portfolios (excluding CTFR Money Market) based on average daily net assets. CASC receives from each Fund of the Municipal Fund (National Municipal and California Limited-Term) a fee of .10% of their respective average annual net assets.

The administrative service fees paid by the Funds to CASC for the past three fiscal years were:

	2003	2004	2005

Long-Term	$3,239	$3,241	$4,671
Vermont Municipal	$2,043	$2,531	$3,742
National Municipal	$87,709	$82,611	$78,544
California Limited-Term	$28,299	$22,621	$20,598

TRANSFER AND SHAREHOLDER SERVICING AGENTS

Boston Financial Data Services, Inc. ("BFDS"), a subsidiary of State Street Bank & Trust Company, N.A., has been retained by the Funds to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.

Calvert Shareholder Services, Inc. ("CSSI"), a subsidiary of Calvert Group, Ltd., has been retained by the Funds to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the BFDS system, maintenance of broker-dealer data, and preparing and distributing statements to shareholders regarding their accounts.

For these services, BFDS and Calvert Shareholder Services, Inc. receive a fee based on the number of shareholder accounts and transactions. CSSI may contract, at the Fund's expense, with third party subagents to provide recordkeeping and subaccounting services to the Funds.

The following chart shows the shareholder servicing fees paid to CSSI by the Funds for the past three fiscal years:

	2003	2004	2005
Long-Term	$4,337	$4,184	$3,787
Vermont Municipal	$4,625	$4,516	$4,324
National Municipal	$7,568	$7,533	$6,743
California Limited-Term	$2,621	$2,622	$2,100

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND CUSTODIANS

KPMG LLP served as independent registered public accounting firm for the Funds for fiscal years 2002 through 2005. For fiscal years prior to 2002, the Funds used other auditors. State Street Bank & Trust Company, N.A. serves as custodian of the Funds' investments. M&T Bank also serves as custodian of certain of the Funds' cash assets. The custodians have no part in deciding the Funds' investment policies or the choice of securities that are to be purchased or sold for the Funds.

METHOD OF DISTRIBUTION

Calvert Distributors, Inc. ("CDI") is the principal underwriter and distributor for the Funds. CDI is an affiliate of the Funds' Advisor. Under the terms of its underwriting agreement with the Funds, CDI markets and distributes the Funds' shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors.

Pursuant to Rule 12b-1 under the 1940 Act, Long-Term, National Municipal, and California Limited-Term have each adopted Distribution Plans (the "Plans") which permit the Funds to pay certain expenses associated with the distribution and servicing of shares. (Vermont Municipal has not adopted a Plan). Such expenses may not exceed, on an annual basis, .35% of Long-Term's average daily net assets, and .25% of National Municipal's and California Limited-Term's respective average daily net assets.

The Plans were approved by the respective Board, including the Trustees/Directors who are not "interested persons" of the Funds (as that term is defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan. In establishing the Plans, the Trustees/Directors considered various factors including the amount of the distribution expenses. The Trustees/Directors determined that there is a reasonable likelihood that the Plans will benefit each Fund/Portfolio and its shareholders, including economies of scale at higher asset levels, better investment opportunities and more flexibility in managing a growing portfolio.

The Plans may be terminated by vote of a majority of the disinterested Trustees/Directors who have no direct or indirect financial interest in the Plans or by vote of a majority of the outstanding shares of the Fund/Portfolio. Any change in the Plans that would materially increase the distribution cost to the Fund/Portfolio requires approval of the shareholders of the affected Fund/Portfolio; otherwise, the Plans may be amended by the Trustees/Directors, including a majority of the disinterested Trustees/Directors as described above.

Each Plan will continue in effect for successive one-year terms provided that such continuance is annually approved by (i) the vote of a majority of the Trustees/Directors who are not parties to the Plan or interested persons of any such party and who have no direct or indirect financial interest in the Plan, and (ii) the vote of a majority of the entire Board of Trustees/Directors.

As noted above, distribution and shareholder servicing expenses are paid to broker/dealers through sales charges (paid by the investor) and Plan expenses (paid by the Funds as part of the annual operating expenses). In addition to these payments, the Advisor, CDI and/or their affiliates, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Funds. The Advisor, CDI and/or their affiliates have agreed to pay certain firms compensation based on sales of Fund shares or on assets held in those firms' accounts for their marketing, distribution and shareholder servicing of Fund shares, above the usual sales charges, distribution and service fees. In other instances, one of these entities may make annual payments to a broker/dealer in order to be included in a wrap or preferred provider program. This list may be changed from time to time. As of December 31, 2005, the Advisor, CDI and/or their affiliates had special arrangements regarding one or more Calvert Funds with the following firms: Ameriprise Financial Services, Merrill Lynch, Thrivent Financial for Lutherans, Raymond James, AIC, Washington Mutual, CUSO, US Bancorp, Marshall & Isley, SunGard Institutional Brokerage Inc., LPL Financial Services, Wachovia Securities, Citigroup Global Markets (Smith Barney), UBS Financial Services, Morgan Stanley, Charles Schwab & Co., Inc., National Financial Services, LLC and Fidelity Brokerage Services, LLC. Where payments are being made to a broker/dealer to encourage sales of Fund shares, the broker-dealer has an incentive to recommend Fund shares to its customers. The Advisor does not use Fund brokerage to compensate broker/dealers for the sale of Fund shares

The Funds have entered into an agreement with CDI as principal underwriter. CDI makes a continuous offering of the Funds' securities on a "best efforts" basis. Under the terms of the agreement, CDI is entitled to receive a distribution fee and a service fee from the Funds based on the average daily net assets of the Funds. These fees are paid pursuant to each applicable Fund's Plan.

The Plan Expenses paid by Long-Term to CDI for the fiscal year ended December 31, 2005, were spent for the following purposes:

Compensation to broker-dealers	$56,794
Compensation to sales personnel	$0
Advertising	$0
Printing and mailing of prospectuses to other than current shareholders	$0
Compensation to underwriters	$0
Interest, financial charges	$0
Other	$0
Total Paid to CDI	$56,794

National Municipal and California Limited-Term did not pay any Plan expenses during fiscal year 2005.

Long-Term and Vermont Municipal

Shares are offered at net asset value plus a front-end sales charge as follows:

	As a % of	As a % of	Allowed to
Amount of	Offering	net amount	Brokers as a %
Investment	Price	Invested	of offering price

Less than $50,000	3.75%	3.90%	3.00%
$50,000 but less than $100,000	3.00%	3.09%	2.25%
$100,000 but less than $250,000	2.25%	2.30%	1.75%
$250,000 but less than $500,000	1.75%	1.78%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.80%
$1,000,000 and over	0.00%	0.00%	0.00%

National Municipal

Shares are offered at net asset value plus a front-end sales charge as follows:

	As a % of	As a % of	Allowed to
Amount of	offering	net amount	Brokers as a %
Investment	price	Invested	of offering price

Less than $50,000	2.75%	2.83%	2.25%
$50,000 but less than $100,000	2.25%	2.30%	1.75%
$100,000 but less than $250,000	1.75%	1.78%	1.25%
$250,000 but less than $500,000	1.25%	1.27%	0.95%
$500,000 but less than $1,000,000	1.00%	1.01%	0.80%
$1,000,000 and over	0.00%	0.00%	0.00%

California Limited-Term

Shares are offered at net asset value plus a front-end sales charge as follows:

	As a % of	As a % of	Allowed to
Amount of	offering	net amount	Brokers as a %
Investment	price	Invested	of offering price

Less than $50,000	1.00%	1.01%	1.00%
$50,000 but less than $100,000	0.75%	0.76%	1.00%
$100,000 but less than $250,000	0.50%	0.50%	1.00%
$250,000 and over	0.00%	0.00%	0.00%

CDI receives any front-end sales charge or CDSC paid. A portion of the front-end sales charge may be reallowed to dealers. The aggregate amount of sales charges (gross underwriting commissions), and the amount retained by CDI (i.e., not reallowed to dealers) for the last three fiscal years were as follows:

	2003		2004	2005
	Gross/Net		Gross/Net	Gross/Net
Long-Term	$59,944/$30,664		$28,494/$14,165	$17,670/$8,944
	National Municipal	$44,014/$22,429	$37,774/$17,107	$27,244/$12,307
	Vermont Municipal	$35,066/$26,105	$22,789/$13,271	$27,687/$16,552
	California Limited-Term	$22,579/$8,180	$2,139 /$497	$1,834 /$178

Fund Trustees/Directors and certain other affiliated persons of the Funds are exempt from the sales charge since the distribution costs are minimal to persons already familiar with the Funds. Other groups are exempt due to economies of scale in distribution. See the Prospectus for the additional share purchase information.

PORTFOLIO TRANSACTIONS

Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. The Advisor makes investment decisions and the choice of brokers and dealers under the direction and supervision of each Board of Trustees/Directors.

Broker-dealers who execute portfolio transactions on behalf of the Funds are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, etc., market familiarity, reliability, integrity, and financial condition, subject to the Advisor's obligation to seek best execution. The Funds have adopted a policy that prohibits the Advisor from using Fund brokerage to compensate broker/dealers for promotion or sale of Fund shares.

For the last three fiscal years, total brokerage commissions paid by the Funds were as follows:

	2003	2004	2005
Long-Term	$0	$4,015	$3,683
Vermont Municipal	$0	$2,993	$2,563
National Municipal	$0	$1,751	$3,763
California Limited-Term	$0	$0	$0

The brokerage commissions paid with respect to National Municipal have increased in the last fiscal year due to an increase in trading in Treasury futures.

None of the Funds paid brokerage commissions to affiliated persons in the last three fiscal years.

The Advisor selects brokers on the basis of best execution. In some cases it selects brokers that provide research and research-related services to it. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; providing portfolio performance evaluation and technical market analyses; and providing other services relevant to the investment decision making process. Other such services are designed primarily to assist the Advisor in monitoring the investment activities of the Funds. Such services include portfolio attribution systems, return-based style analysis, and trade-execution analysis. The Advisor may also provide selling concessions and/or discounts in fixed-price offerings for research services.

If, in the judgment of the Advisor, the Funds or other accounts managed by it will be benefited by supplemental research services, they are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. It is the policy of the Advisor that such research services will be used for the benefit of the Funds as well as other Calvert Funds and managed accounts.

For the fiscal year ended December 31, 2005, no brokerage commissions were allocated by the Advisor for soft dollar research services relating to the Funds.

The portfolio turnover rates for the last two fiscal years were as follows:

	2004	2005
Long-Term	151%	116%
Vermont Municipal	15%	13%
National Municipal	40%	92%
California Limited-Term	16%	63%

The higher turnover rates for National Municipal and California Limited-Term resulted from more opportunistic trading and portfolio restructuring into higher interest rates.

PORTFOLIO HOLDINGS DISCLOSURE

The Funds have adopted a Portfolio Holdings Disclosure Policy ("Disclosure Policy") that is designed to prevent the inappropriate disclosure of or the misuse of non-public information regarding a Fund's portfolio holdings.

Publicly Available Portfolio Holdings

Information regarding a Fund's portfolio holdings is publicly available: (1) at the time such information is filed with the Commission in a publicly available filing; or (2) the day next following the day when such information is posted on the www.calvert.com website. This information may be a Fund's complete portfolio holdings, such as those disclosed in its semi-annual or annual reports and filed with the Commission on Form N-CSR, or a partial listing, such as an equity fund's top ten portfolio holdings disclosed in the fund's monthly profiles and posted on the Calvert website approximately 15 days after month-end. From time to time, a Fund may disclose on www.calvert.com whether it holds a particular security, in response to media inquiries. A Fund's publicly available portfolio holdings may be provided to third parties without prior approval under the Disclosure Policy.

Non-Public Portfolio Holdings

The Funds' Disclosure Policy, as described generally below, allows the disclosure of a Fund's non-public portfolio holdings for the Fund's legitimate business purposes, subject to certain conditions, to: (1) rating and ranking organizations; (2) certain service providers; and (3) certain other recipients. Non-public portfolio holdings may not be disclosed to members of the media under any circumstance.

Subject to approval from the Legal Department of Calvert Group, Ltd., a representative from the Administrator may provide a Fund's non-public portfolio holdings to a recognized rating and ranking organization, without limitation on the condition that the non-public portfolio holdings will be used solely for the purposes of developing a rating and subject to an agreement requiring confidentiality and prohibiting the use of the information for trading.

A service provider or other third party that receives information about a Fund's non-public portfolio holdings where necessary to enable the provider to perform its contractual services for the Fund (e.g., a person that performs account maintenance and record keeping services) may receive non-public portfolio holdings without limitation on the condition that the non-public portfolio holdings will be used solely for the purpose of servicing the Fund and subject to an agreement requiring confidentiality and prohibiting the use of the information for trading.

A Fund's partial or complete portfolio holdings may be disclosed to certain other recipients, current and prospective shareholders of the Funds and current and prospective clients of the Advisor, provided that: (1) the recipient makes a specific request to the General Counsel of Calvert Group, Ltd. (or his designee) ("Authorized Individual"); (2) the Authorized Individual determines that the Fund has a legitimate business purpose for disclosing non-public portfolio holdings information to the recipient; (3) the Authorized Individual (if other than the General Counsel) obtains prior approval from the Legal Department; and (4) the recipient signs a confidentiality agreement that provides that the non-public portfolio holdings will be kept confidential, may not be used to trade, and may not be disseminated or used for any purpose other than the purpose approved by the Authorized Individual. The Disclosure Policy further provides that, in approving a request, the Authorized Individual should give consideration to the recipient's need for the relevant holdings information, whether the disclosure will benefit the Fund, or, at a minimum, not harm the Fund, and what conflicts may result from such disclosures.

Under the Disclosure Policy, neither a Fund, the Advisor nor any other party is permitted to receive compensation or other consideration from or on behalf of the recipient in connection with disclosure to the recipient of the Fund's non-public portfolio holdings. The Disclosure Policy is subject to periodic review by each Fund's Board of Trustees/Directors. The Board of Trustees/Directors shall also receive periodic reports on those entities to whom such disclosure has been made.

Ongoing Arrangements

The following is a list of those entities with which there is an ongoing arrangement to make available non-public information about a Fund's portfolio securities (on a quarterly basis, but no more frequently than monthly, with a 15 day lag): (1) ratings and ranking agencies, such as Morningstar and Lipper; (2) institutional investment consultants (organizations which utilize Fund holdings data and characteristics to screen investment firms for their institutional clients); (3) institutional investors and/or clients, where such information is requested as part of the client's due diligence review of the investment firm; and (4) the Fund's service providers, such as the Advisor, auditors, custodians, counsel to the Fund or the non-interested Trustees/Directors, pricing services and proxy voting services. In all such cases, disclosure is made subject to a confidentiality agreement, which includes provisions preventing use of the information to trade.

PERSONAL SECURITIES TRANSACTIONS

The Funds, their Advisor, and principal underwriter have adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. The Code of Ethics is designed to protect the public from abusive trading practices and to maintain ethical standards for access persons as defined in the rule when dealing with the public. The Code of Ethics permits the Funds' investment personnel to invest in securities that maybe purchased or held by the Funds. The Code of Ethics contains certain conditions such as preclearance and restrictions on use of material information.

PROXY VOTING DISCLOSURE

Please refer to Appendix A of this SAI for the Proxy Voting Guidelines of the Calvert Funds. This document includes the policies and procedures that the Funds use in determining how to vote proxies relating to Fund securities, as well as when a vote presents a possible conflict of interest between the interests of Fund shareholders, and those of a Fund's Advisor, principal underwriter, or an affiliated person of the Fund, its Advisor, or principal underwriter.

PROCESS FOR DELIVERING SHAREHOLDER COMMUNICATIONS TO THE BOARD OF TRUSTEES/DIRECTORS

Any shareholder who wishes to send a communication to the Board of Trustees/Directors of a Calvert Fund should send the communication to the attention of the Fund's Secretary at the following address:

Calvert Funds
Attn: [Name of Fund] Secretary
4550 Montgomery Avenue
Bethesda, Maryland 20814

All communications should state the specific Calvert Fund to which the communication relates. After reviewing the communication, the Fund's Secretary will forward the communication to the Board of Trustees/Directors.

In its function as a nominating committee, the Governance Committee of each Board of Trustees/Directors will consider any candidates for vacancies on the Board from any shareholder of a Fund who, for at least five years, has continuously owned at least 0.5% of the outstanding shares of the Fund. Shareholders of a Fund who wish to nominate a candidate to the Board of the Fund must submit the recommendation in writing to the attention of the Fund's Secretary at 4550 Montgomery Avenue, Bethesda, MD 20814. The recommendation must include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be a disinterested Trustee/Director. A shareholder wishing to recommend to the Governance Committee of a Fund a candidate for election as a Trustee/Director may request the Fund's Policy for the Consideration of Trustee/Director Nominees by contacting the Fund's Secretary at the address above.

If a shareholder wishes to send a communication directly to an individual Trustee/Director or to a Committee of the Fund's Board of Trustees/Directors, then the communication should be specifically addressed to such individual Trustee/Director or Committee and sent in care of the Fund's Secretary at the address above. Communications to individual Trustees/Directors or to a Committee sent in care of the Fund's Secretary will be forwarded to the individual Trustee/Director or to the Committee, as applicable.

GENERAL INFORMATION

CTFR and Municipal Fund are open-end management investment companies. Long-Term and Vermont Municipal are non-diversified series of CTFR, which was organized as a Massachusetts business trust on October 20, 1980. The other series of CTFR are the Money Market Portfolio and Limited-Term Portfolio. National Municipal and California Limited-Term are non-diversified series of Municipal Fund, a Maryland corporation organized on February 4, 1992. CTFR's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The shareholders of a Massachusetts business trust might, however, under certain circumstances, be held personally liable as partners for its obligations. The Declaration of Trust provides for indemnification and reimbursement of expenses out of Trust assets for any shareholder held personally liable for obligations of the Trust. The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its Trustees, officers, employees, and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust itself is unable to meet its obligations.

Each share of each series represents an equal proportionate interest in that series with each other share and is entitled to such dividends and distributions out of the income belonging to such series as declared by the Board. Each Fund offers one class of shares. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets belonging to the series available for distribution.

CTFR and Municipal Fund are not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Trustees/Directors, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share you own.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of April 1, 2006, to the Funds' knowledge, the following shareholders owned of record or beneficially 5% or more of the outstanding voting securities of the Funds as shown:
Fund Name	% of Ownership
Name & Address

Long-Term
General (Retired) Powell JTWROS	22.53%
McLean, VA

Vermont Municipal
A.G. Edwards & Sons, Inc.	5.94%
FBO Tidman
St. Louis, MO

National Municipal
Charles Schwab & Co Inc.	17.90%
Reinvest. Acct.
San Francisco, CA

Robert P. Taishoff TTEE	9.08%
U/A 06/02/98
Lawrence B Taishoff Flint Trust
Annapolis, MD

California Limited-Term
Peter F. Carpenter	6.90%
Atherton, CA

Charles Schwab & Co.	5.02%
San Francisco, CA

FUND SERVICE PROVIDERS

INVESTMENT ADVISOR

Calvert Asset Management Company, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

SHAREHOLDER SERVICING AGENT

Calvert Shareholder Services, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

PRINCIPAL UNDERWRITER

Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

TRANSFER AGENT

Boston Financial Data Services, Inc.

330 West 9th Street

Kansas City, Missouri 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

1601 Market Street

Philadelphia, Pennsylvania, 19103

CUSTODIAN

State Street Bank & Trust Company, N.A.

225 Franklin Street

Boston, Massachusetts 02110

CUSTODIAN (cash assets)

M&T Bank

25 South Charles Street

Baltimore, Maryland 21203

APPENDIX A

APPENDIX A

GLOBAL PROXY VOTING GUIDELINES
FOR
CALVERT FAMILY OF FUNDS

Introduction

Calvert believes that healthy corporations are characterized by sound corporate governance and overall corporate social responsibility. The well-governed company meets high standards of corporate ethics and operates in the best interests of shareowners. The socially responsible company meets high standards of corporate ethics and operates in the best interests of other stakeholders (employees, customers, communities and the environment). In our view, companies that combine good governance and corporate social responsibility are better positioned for long-term success.

These Proxy Voting Guidelines ("the Guidelines") reflect Calvert's view that our fiduciary obligations to our shareholders include an obligation to vote their proxies in a manner consistent with (1) good corporate governance, and (2) corporate social responsibility. The attributes of well-governed, socially responsible companies that these proxy-voting guidelines seek to promote are:

  Long-Term Value. Responsible, healthy companies are those that focus on long-term value creation that aligns the interests of management with those of shareowners and other stakeholders. Good governance is likely to be compromised when a company becomes myopic, focusing on current earnings expectations and other short-term goals rather than the fundamental soundness of the enterprise over the longer term. A focus on long-term value creation also increases the relevance of companies' environmental management, treatment of workers and communities, and other social variables. Just as a short-term focus on earnings performance can compromise long-term shareowner interests, so can poor treatment of workers, communities, the environment or other stakeholders create short-term gain while increasing risks and compromising performance over the longer term. Calvert's proxy voting guidelines support governance structures and policies that keep the focus of company management on long-term corporate health and sustainable financial, social and environmental performance.

  Accountability. Corporate management must be accountable to many interests, including investors, stakeholders, and regulators. Management of a company must be accountable to the board of directors; the board must be accountable to the company's shareowners; and the board and management together must be accountable to the stakeholders. Some governance structures by their very nature weaken accountability, including corporations that are too insulated from possible takeovers. Certain other governance structures are well suited to manage this accountability: independent boards that represent a wide variety of interests and perspectives; full disclosure of company performance on financial, environmental, and social metrics; charters, bylaws, and procedures that allow shareholders to express their wishes and concerns; and compensation structures that work to align the interests and time-frames of management and owners. Calvert's proxy voting guidelines support structures that create and reinforce accountability, and oppose those that do not.
  Sustainability. Well-governed companies are those whose operations are financially, socially and environmentally sustainable. Sustainability requires fair treatment of shareholders and other stakeholders in order to position the company for continued viability and growth over time. Effective corporate governance, like national governance, cannot indefinitely ignore or exploit certain groups or interests to the benefit of others without incurring mounting risks for the corporation. For example, companies that provide excessive compensation to executives at the expense of other employees and shareowners are creating risks that may be expressed in rising employee turnover or activist campaigns targeting corporate practices. Companies that fail to account for potential liabilities associated with climate change may be creating risks that will be expressed in costly government regulation or uninsured catastrophic losses. Calvert's proxy voting guidelines aim to support sustainable governance that attends fairly to the interests of shareowners, workers, communities and the environment.
  As a long-term equity investor, Calvert strives to encourage corporate responsibility, which includes respectful treatment of workers, suppliers, customers and communities, environmental stewardship, product integrity and high standards of corporate ethics as well as more traditional measures of sound corporate governance. Companies that combine good governance and social responsibility strive to avoid unnecessary financial risk while serving the interests of both shareowners and stakeholders. In our view, Good Governance + Social Responsibility = Corporate Responsibility.

On behalf of our shareholders, Calvert Funds generally vote our proxies in accordance with the positions set forth in these Proxy Voting Guidelines ("the Guidelines"). The Guidelines are not meant to be exhaustive, nor can they anticipate every potential voting issue on which the Funds may be asked to cast their proxies. There also may be instances when the Advisor, Calvert Asset Management Company, votes the Funds' shares in a manner that does not strictly adhere to or is inconsistent with these Guidelines if doing so is in the best interests of the Funds' shareholders. Also, to the extent that the Guidelines do not address potential voting issues, the Funds delegate to the appropriate advisor the authority to act on its behalf to promote the applicable Funds' investment objectives and social goals. To the extent the Funds vote proxies in a manner not strictly in accordance with these Guidelines, and such votes present a potential conflict of interest, the Funds will proceed in accordance with Section III below.

When support for or opposition to a proxy proposal as described below is qualified with the term, "ordinarily," this means that the Fund advisor generally foresees voting all shares as described except in special circumstances where the advisor determines that a contrary vote may be in the best interests of Fund shareholders.

When support for or opposition to a proxy proposal is qualified by the expression, "on a case by case basis," this means that the Fund advisor cannot determine in advance whether such proposals are generally in the best interests of Fund shareholders and will reserve judgment until such time as the specific proposal is reviewed and evaluated.

When we use the term, "shareholder," we are referring to Calvert's mutual fund shareholders whose proxy votes we cast in accordance with these Guidelines. When we use the term, "shareowner," we are referring to the equity owners of stock in publicly traded corporations.

Calvert appreciates that issues brought to shareholders may change over time, as both investors' concerns and rules governing inclusion of specific items in corporate proxies change. Corporate governance laws and best practices codes are continuously evolving, worldwide. We have constructed these Proxy Voting Guidelines to be both general enough and sufficiently flexible to adapt to such changes. Internationally, corporate governance codes have more in common with each other than do the laws and cultures of the countries in which the companies are domiciled. In light of these different regulatory contexts the Fund advisor will assess both best practices in the country in question and consistency with the Fund's guidelines prior to voting proxies. To that end, we have not attempted to address every specific issue that may arise on a proxy ballot.

Calvert's proxy voting record is available on the Funds' web site, www.calvert.com, and will, after August 31, 2004, also be available on the Securities and Exchange Commission's website at www.sec.gov.

  CORPORATE GOVERNANCE

    Board and Governance Issues

  Board of Directors

The board of directors ("the board") is responsible for the overall governance of the corporation, including representing the interests of shareowners and overseeing the company's relationships with other stakeholders. While company boards in most countries do not have a statutory responsibility to protect stakeholders, the duties of care and loyalty encompass the brand, financial, and reputational risks that can result from inadequate attention to stakeholder interests. Thus, in our view, a board's fiduciary duties encompass stakeholder relations as well as protecting shareowner interests.

One of the most fundamental sources of good governance is independence. Directors who have financial or other affiliations with companies on whose boards they serve may face conflicts of interest between their own interests and those of the corporation's shareowners and other stakeholders. In our view, the board should be composed of a majority of independent directors and key committees, including the audit, compensation, and nominating and/or governance committees, should be composed exclusively of independent directors.

Independent directors are those who do not have a material financial or personal relationship with the company or any of its managers that could compromise the director's objectivity and fiduciary responsibility to shareowners. In general, this means that an independent director should have no affiliation with the company other than a seat on the board and (in some cases) ownership of sufficient company stock to give the director a stake in the company's financial performance, but not so great as to constitute a controlling or significant interest.

A significant difference between governance structures among different countries involves board structure. There are some countries-- for example, Germany, Austria, and the Netherlands--that use a two-tiered board structure. Companies in these countries have supervisory boards and management boards. Supervisory boards are made up of non-executives and management boards are comprised of executives.

Because the board's ability to represent shareowners independently of management can be compromised when the Chair is also a member of management, it can sometimes be beneficial for the Chair of the board be an independent director.

Another critical component of good governance is diversity. Well-governed companies benefit from a wide diversity of perspective and background on their boards. To bring such diversity to the board, directors should be chosen to reflect diversity of experience, perspective, expertise, gender, race, culture and geography. Calvert's goal in addressing board diversity is to assure that boards of directors fairly represent the concerns of both shareholders and stakeholders. Stakeholders include employees, communities, vendors, and customers, and as such, include people of color and racial minorities who have historically faced discrimination or denial of opportunities solely on account of their race. Even well governed corporations may risk perpetuating this historic injustice if boards of directors are not inclusive and diverse.

Companies that are private may take some time to achieve an adequate balance of diversity and independence on their boards. For private companies, the fund advisor will vote on a case-by-case basis on board independence and board diversity matters.

Each director should also be willing and able to devote sufficient time and effort to the duties of a director. Ordinarily, this means that directors should not sit on more than two other boards of publicly traded companies, unless personal circumstances allow sufficient time to devote to corporate governance on several boards. Directors who routinely fail to attend board meetings, regardless of the number of boards on which they serve, are not devoting sufficient attention to good corporate governance.

The board should periodically evaluate its performance, the performance of it various committees, and the performance of individual board members in governing the corporation.

The Fund advisor will oppose slates of directors without at least a majority of independent directors.

The Fund advisor will oppose slates of directors that result in a board that does not include both women and people of color and may oppose slates of directors that include women and people of color should the advisor conclude that the presence of women and people of color on the board constitutes mere token representation.

The Fund advisor will support proposals requesting that companies adopt policies or nominating committee charters to assure that diversity is a key attribute of every director search.

The Fund advisor will support proposals requesting that the majority of directors be independent and that the board audit, compensation and/or nominating committees be composed exclusively of independent directors.

The Fund advisor will examine on a case-by-case basis proposals seeking to separate the positions of Chair of the board and Chief Executive Officer as well as resolutions asking for the Chair to be an independent director.

The Fund advisor may oppose slates of directors in situations where the company failed to take action on shareowner proposals that passed in previous years.

The Fund advisor will ordinarily oppose director candidates who have not attended a sufficient number of meetings of the board or key committees on which they served to effectively discharge their duties as directors.

The Fund advisor will support proposals calling for a systematic and transparent board election and nominating regime.

  Classified or Staggered Boards

On a classified (or staggered) board, directors are divided into separate classes with directors in each class elected to overlapping three-year terms. Companies argue that such boards offer continuity in strategic direction, which promotes long-term planning. However, in some instances these structures may deter legitimate efforts to elect new directors or takeover attempts that may benefit shareowners. A classified board structure may also tend to depress stock price if viewed as an anti-takeover measure.

The Fund advisor will ordinarily support proposals to elect all board members annually and to remove classified boards.

  Increase Authorized Common Stock

Companies may choose to increase their authorization of common stock for a variety of reasons. In some instances, the intended purpose of the increased authorization may clearly benefit shareowners; in others, the benefits to shareowners are less clear. Given that increased authorization of common stock is dilutive, except where the authorization is being used to facilitate a stock split or stock dividend, proposed increases in authorized common stock must be examined carefully to determine whether the benefits of issuing additional stock outweigh the potential dilution.

The Fund advisor will ordinarily support proposals authorizing the issuance of additional common stock necessary to facilitate a stock split.

The Fund advisor will examine and vote on a case-by case basis proposals authorizing the issuance of additional common stock. If the company already has a large amount of stock authorized but not issued, or reserved for its stock option plans, or where the request is to increase shares by more than 100 percent of the current authorization, the Fund advisor will ordinarily oppose the proposals (unless there is a convincing business plan for use of additional authorized common stock) due to concerns that the authorized but unissued shares will be used as a poison pill or other takeover defense.

  Blank Check Preferred Stock

Blank check preferred stock is stock with a fixed dividend and a preferential claim on company assets relative to common shares. The terms of the stock (voting, dividend, and conversion rights) are set by the board at a future date without further shareowner action. While such an issue can in theory have legitimate corporate purposes, most often it has been used as an anti-takeover device.

The Fund advisor will ordinarily oppose the creation of blank check preferred stock. In addition, the Fund advisor will ordinarily oppose increases in authorization of preferred stock with unspecified terms and conditions of use that may be determined by the board at a future date, without approval of shareholders.

  Supermajority Vote Requirements

Supermajority vote requirements in a company's charter or bylaws require a level of voting approval in excess of a simple majority. Generally, supermajority provisions require at least 2/3 affirmative votes for passage of issues.

The Fund advisor will ordinarily oppose supermajority vote requirements.

  Restrictions on Shareowners Acting by Written Consent

Written consent allows shareowners to initiate and carry out a shareowner action without waiting until the annual meeting, or by calling a special meeting. It permits action to be taken by the written consent of the same percentage of outstanding shares that would be required to effect the proposed action at a shareowner meeting.

The Fund advisor will ordinarily oppose proposals to limit or eliminate the right of shareowners to act by written consent.

  Restrictions on Shareowners Calling Meetings

It is common for company management to retain the right to call special meetings of shareowners at any time, but shareowners often do not have similar rights. In general, we support the right of a majority of shareowners to call special meetings, even in extraordinary circumstances, such as consideration of a takeover bid. Restrictions on the right of a majority of shareowners to call a meeting can also restrict the ability of shareowners to force company management to consider shareowner proposals or director candidates.

The Fund advisor will ordinarily oppose restrictions on the right of shareowners to call special meetings, as such restrictions limit the right of shareowners to participate in governance.

  Limitations, Director Liability and Indemnification

Because of increased litigation brought against directors of corporations and the increased costs of director's liability insurance, many states have passed laws limiting director liability for actions taken in good faith. It is argued that such indemnification is necessary for companies to be able to attract the most qualified individuals to their boards. In addition, many companies are seeking to add indemnification of directors to corporate bylaws.

The Fund advisor will ordinarily support proposals seeking to indemnify directors and limit director liability for acts excluding fraud or other wanton or willful misconduct or illegal acts, but will oppose proposals seeking to indemnify directors for all acts.

  Reincorporation

Corporations are bound by the laws of the states in which they are incorporated. Companies reincorporate for a variety of reasons, including shifting incorporation to a state where the company has its most active operations or corporate headquarters. In other cases, reincorporation is done to take advantage of stronger state corporate takeover laws, or to reduce tax or regulatory burdens. In these instances, reincorporation may result in greater costs to stakeholders, or in loss of valuable shareowner rights.

The Fund advisor will ordinarily support proposals to reincorporate for valid business reasons (such as reincorporating in the same state as the corporate headquarters).

The Fund advisor will ordinarily oppose proposals to reincorporate outside the U.S. if the advisor determines that such reincorporation is no more than the establishment of a skeleton offshore headquarters or mailing address for purposes of tax avoidance, and the company does not have substantial business activities in the country in which it proposes to reincorporate.

  Cumulative Voting

Cumulative voting allows shareowners to "stack" their votes behind one or a few directors running for the board, thereby helping a minority of shareowners to win board representation. Cumulative voting gives minority shareowners a voice in corporate affairs proportionate to their actual strength in voting shares. However, like many tools, cumulative voting can be misused. In general, where shareowner rights and voice are well protected by a strong, diverse, and independent board and key committees, where shareowners may call special meetings or act by written consent, and in the absence of strong anti-takeover provisions, cumulative voting is usually unnecessary.

The Fund advisor will examine and vote on a case-by-case basis proposals calling for cumulative voting in the election of directors.

  Dual or Multiple Classes of Stock

In order to maintain corporate control in the hands of a certain group of shareowners, companies may seek to create multiple classes of stock with differing rights pertaining to voting and dividends. Creation of multiple classes of stock limits the right of some shareowners -- often a majority of shareowners -- to exercise influence over the governance of the corporation. This in turn diffuses directors' incentives to exercise appropriate oversight and control over management.

The Fund advisor will ordinarily oppose proposals to create dual classes of stock. However, the advisor will examine and vote on a case-by-case basis proposals to create classes of stock offering different dividend rights (such as one class that pays cash dividends and a second that pays stock dividends), and may support such proposals if they do not limit shareowner rights.

  Limit Directors' Tenure

Corporate directors generally may stand for re-election indefinitely. Opponents of this practice suggest that limited tenure would inject new perspectives into the boardroom as well as possibly creating room for directors from diverse backgrounds. However, continuity is also important and there is no empirical support for the proposition that limitations on director tenure improve governance. It may be in the best interests of the shareowners for long-serving directors to remain on the board, providing they maintain their independence as well as the independent perspective they bring to the board.

Accordingly, the Fund advisor will examine and vote on a case-by-case basis proposals to limit director tenure.

  Director Stock Ownership

Advocates of requirements that directors own shares of company stock argue that stock ownership helps to align the interests of directors with the interests of shareowners. Yet there are ways that such requirements may also undermine good governance: limiting board service only to those who can afford to purchase shares; or encouraging companies to use stock awards as part or all of director compensation. In the latter case, unless there are mandatory holding requirements, or other stipulations that help to assure that director and shareowner incentives are indeed aligned, awards of stock as compensation can create conflicts of interest where board members may make decisions for personal gain rather than for the benefit of shareowners. Thus, in some circumstances director stock ownership requirements may be beneficial and in others detrimental to the creation of long-term shareowner value.

The Fund advisor will examine and vote on a case-by-case basis proposals requiring that corporate directors own shares in the company.

The Fund advisor will oppose excessive awards of stock or stock options to directors.

  Selection of Auditor and Audit Committee Chair

Annual election of the outside auditors is standard practice. While it is recognized that the company is in the best position to evaluate the competence of the outside auditors, we believe that outside auditors must ultimately be accountable to shareowners. A report released by the Blue Ribbon Commission on Improving the Effectiveness of Corporate Audit Committees, in conjunction with the NYSE and the National Association of Securities Dealers, concluded that audit committees must improve their current level of oversight of independent accountants. Given recent examples of accounting irregularities that audit panels and auditors failed to detect, in Calvert's view shareowner ratification of independent auditors is an essential step toward restoring investor confidence.

Many of the accounting irregularities in recent years stem from two causes: conflicts of interest, often arising when certain non-audit fees are far more lucrative to the audit firms than the contracts for independent corporate audits; and misstatement of earnings (e.g., use of one-time charges, off-balance-sheet entities or utilizing unrealistic projections of portfolio returns as a justifications for underfunding company pension plans and overstating earnings). A number of countries now call for disclosure of payments for non-audit services. Others have established limits on the percentage of non-audit income that auditors can earn from one client. Some regulations go so far as to ban non-audit work for auditors.

The Fund advisor will ordinarily oppose proposals seeking ratification of the auditor when fees for non-audit consulting services exceed audit fees, or in any other case where the advisor determines that the independence of the auditor may be compromised.

The Fund Advisor will ordinarily support proposals that call for more stringent measures to ensure auditor independence.

In a number of countries including Spain, Italy and Japan, companies routinely appoint internal statutory auditors.

The Fund advisor will ordinarily support the appointment or reelection of internal statutory auditors unless there are concerns about audit methods used or the audit reports produced, or if there are questions regarding the auditors being voted on.

In some countries, shareholder election of auditors is not common practice.

The Fund advisor will ordinarily support proposals that call for the annual election of auditors by shareholders.

The Fund advisor will ordinarily oppose proposals seeking ratification of the audit committee chair if the audit committee recommends an auditor whose non-audit consulting services exceed audit fees, or in any other case where the advisor determines that the independence of the auditor may be compromised.

The Fund advisor will otherwise vote on a case-by-case basis proposals seeking ratification of the audit committee chair, and may oppose ratification when the advisor believes the company has used overly aggressive or other unrealistic assumptions in financial reporting that overstate or otherwise distort its earnings from ongoing operations.

  Transparency and Disclosure

International corporate governance is changing rapidly and there has been a wave of development of governance codes around the world in response to crises such as the Asian financial crash in the late 1990s and the U.S. accounting scandal. In fact there are approximately forty different codes in the EU member countries alone. However, the common thread throughout all of these codes is that shareowners want their companies to be transparent.

The Fund advisor will ordinarily support proposals that call for full disclosure of company financial performance.

The Fund advisor will ordinarily support proposals that call for an annual financial audit by external and independent auditors.

The Fund advisor will ordinarily support proposals that call for disclosure of ownership, structure, and objectives of companies, including the rights of minority shareholders vis-à-vis the rights of major shareholders.

The Fund advisor will ordinarily support proposals calling for disclosure of corporate governance codes and structures.

The Fund advisor will ordinarily support proposals that call for disclosure of related party transactions.

The Fund advisor will ordinarily support proposals that call for disclosure of the board nominating process.

  Charter and By-Laws

There may be proposals involving changes to corporate charters or by-laws that are not otherwise addressed in or anticipated by these Guidelines.

The Fund advisor will examine and vote on a case-by-case basis proposals to amend or change corporate charter or bylaws, and may support such proposals if they are deemed consistent with shareholders' best interests and the principles of sound governance and overall corporate social responsibility underlying these Guidelines.

  Expensing of Stock Options

The treatment of stock options in corporate financial reporting has been a subject of much debate in recent years. The majority of companies that make extensive use of stock options--particularly when used as a key component of executive compensation--take no charge on their financial statements for issuance of such options. Yet with the rapid growth of executive stock options as a major source of executive compensation, there have been renewed calls for revision of current accounting standards that allow companies to choose between recording fair value or intrinsic value of those options. It is likely that companies will be required to expense stock options sometime in the near future. Until that time, it remains Calvert's view that the expensing of stock options gives shareholders valuable additional information about companies' financial performance, and should therefore be encouraged.

The Fund advisor will ordinarily support proposals requesting that companies expense stock options.

B. Executive and Employee Compensation

In 1980, CEO compensation was 42 times greater than the average worker; by 2000, CEOs were paid 600 times more than their average employees. According to the AFL-CIO, if the rate of growth of executive compensation were to continue, the average CEO's salary would equal that of about 150,000 American factory workers in the year 2050. "The size of CEO compensation is simply out of hand." Business Week, 04/22/02.

The problem is not limited to CEOs. Excessive executive compensation has become a widespread problem throughout American industry. In too many situations, corporate executives are essentially insured against downside risk while enjoying a disproportionate share of upside gain. The significant increase in the use of stock options for executive compensation that began in the 1990s also created strong incentives for executives to use their insider knowledge for short-term personal gain, and to increase the value of their options by, in many cases, concealment or selective disclosure of material information.

Executive risks and rewards need to be better aligned with those of employees, shareowners and the long-term performance of the corporation. Prosperity should be shared broadly within a company, as should the downside risk of share ownership.

Executive compensation packages should also be transparent and shareowners should have the right and responsibility to vote on major stock option and other incentive plans. Stock option plans transfer significant amounts of wealth from shareowners to highly paid executives and directors. Reasonable limits must be set on dilution caused by such plans, which should be designed to provide incentives as opposed to risk-free rewards.

  Disclosure of CEO, Executive, Board and Management Compensation

The Fund advisor will ordinarily support proposals requesting companies to disclose the compensation--including salaries, option awards, bonuses, and restricted stock grants--of top management and the Board of Directors.

  Compensation for CEO, Executive, Board and Management

The Fund advisor will oppose executive compensation proposals if we determine that the compensation does not reflect the financial, economic and social circumstances of the company (i.e. during times of financial strains or underperformance).

  Formation and Independence of Compensation Review Committee

The Fund advisor will support proposals requesting the formation of a committee of independent directors to regularly review and examine executive compensation.

  Stock Options for Board and Executives

During the 1990s, the use of stock options in executive compensation soared. While the stock market was gaining, few investors complained. Yet after the fall of the market, executive compensation, and the use of option-based compensation in particular, continued to increase at levels that seemed disconnected from the change in companies' financial fortunes. Many investors began to question whether stock option grants to senior executives were serving their intended function: of aligning the interests of company management with those of shareowners.

Boards are beginning to scrutinize executive compensation more carefully, but there are still many companies whose executive compensation seems disconnected from the actual performance of the corporation and creation of shareowner value. Many boards continue to approve option re-pricing packages that allow executives to avoid downside risk and exercise options at favorable prices, further weakening the alignment between management interests and shareowner interests. Re-pricing can, in some cases, serve to strengthen the alignment; for example, when options are offered broadly to middle managers and employees as well as top executives, or when re-pricing reduces potential dilution.

The Fund advisor will ordinarily oppose proposals to approve stock option plans in which the dilutive effect exceeds 10 percent of share value, or, for companies with small market capitalization, 15 percent of share value. Option grants that exceed these thresholds will be examined and voted on a case-by-case basis to evaluate whether there are valid business reasons for the grants.

The Fund advisor will ordinarily oppose proposals to approve stock option plans that contain provisions for automatic re-pricing, unless such plans contain provisions to limit unrestricted resale of shares purchased with re-priced options.

The Fund advisor will examine and vote on a case-by-case basis proposals for re-pricing of underwater options.

The Fund advisor will ordinarily oppose proposals to approve stock option plans that have option exercise prices below the market price on the day of the grant.

The Fund advisor will ordinarily support proposals requiring that all option plans and option re-pricing must be submitted for shareholder approval.

The Fund advisor will ordinarily oppose proposals to approve stock option plans with "evergreen" features, reserving a specified percentage of stock for award each year with no termination date.

The Fund advisor will ordinarily support proposals to approve stock option plans for outside directors subject to the same constraints previously described.

  Employee Stock Ownership Plan (ESOPs)

The Fund advisor will support proposals to approve ESOPs created to promote active employee ownership (e.g., those that pass through voting rights on all matters to a trustee or fiduciary who is independent from company management). The Fund advisor will oppose any ESOP whose primary purpose is to prevent a corporate takeover.

  Pay Equity

The Fund advisor will support proposals requesting that management provide a pay equity report.

  Ratio Between CEO and Worker Pay

The Fund advisor will support proposals requesting that management report on the ratio between CEO and employee compensation.

The Fund advisor will examine and vote on a case-by-case basis proposals requesting management to set a maximum ratio between CEO and employee compensation and/or a cap on CEO compensation.

  Executive Compensation Tie to Non-Financial Performance

The Fund advisor will support proposals asking companies to review their executive compensation as it links to non-financial performance such as diversity, labor and human rights, environment, community relations, and other social issues.

  Shareowner Access to Proxy

Equal access proposals ask companies to give shareowners access to proxy materials to state their views on contested issues, including director nominations. In some cases, such proposals allow shareowners holding a certain percentage of shares to nominate directors. There is no reason why management should be allowed to nominate directors while shareowners -- whom directors are supposed to represent -- are deprived of the same right. At the same time, we recognize the countervailing argument that shareowners should not interfere with the ordinary business prerogatives of management. On balance, however, we support the view that shareowners should be granted access to the proxy ballot in the nomination of directors.

The Fund advisor will ordinarily support proposals for shareowner access to the proxy ballot.

  Golden Parachutes

Golden parachutes are compensation agreements that provide for severance payments to top executives who are terminated or demoted pursuant to a takeover or other change in control. Companies argue that such provisions are necessary to keep executives from "jumping ship" during potential takeover attempts. While Calvert recognizes the merits of this argument, golden parachutes often impede takeover attempts that we believe shareowners have the right and the responsibility to consider.

The Fund advisor will support proposals providing shareowners the right to ratify adoption of golden parachute agreements.

The Fund advisor will examine and vote s on a case-by-case basis golden parachute contracts, based upon an evaluation of the particular golden parachute itself and taking into consideration total management compensation, the employees covered by the plan, quality of management, size of the payout and any leveraged buyout or takeover restrictions.

The Fund adviser will oppose the election of directors who vote to approve golden parachutes that are not ratified by shareowners.

C. Mergers, Acquisitions, Spin-offs, and Other Corporate Restructuring

Mergers and acquisitions frequently raise significant issues of corporate strategy, and as such should be considered very carefully by shareowners. Mergers, in particular, may have the effect of profoundly changing corporate governance, for better or worse, as two corporations with different cultures, traditions, and strategies become one.

  Considering the Non-Financial Effects of a Merger Proposal

Such proposals allow or require the board to consider the impact of merger decisions on various stakeholders, including employees, communities of place or interest, customers, and business partners, and give the board the right to reject a tender offer on the grounds that it would adversely affect the company's stakeholders.

The Fund advisor will support proposals that consider non-financial impacts of mergers.

The Fund advisor will examine and vote on a case-by-case basis all merger and acquisition proposals, and will support those that offer value to shareowners while protecting or improving the company's social and environmental performance.

The Fund advisor will ordinarily oppose proposals for corporate acquisition, takeover, restructuring plans that include significant new takeover defenses, or that merge a non-nuclear and a nuclear utility, or that pose other potential financial, social, or environmental risks or liabilities.

  Poison Pills

Poison pills (or shareowner rights plans) are triggered by an unwanted takeover attempt and cause a variety of events to occur which may make the company financially less attractive to the suitor. Typically, directors have enacted these plans without shareowner approval. Most poison pill resolutions deal with shareowner ratification of poison pills or repealing them altogether.

The Fund advisor will support proposals calling for shareowner approval of poison pills or shareholder rights plans.

The Fund advisor will ordinarily oppose poison pills or shareowner rights plans unless management is able to present a convincing case for a particular plan that does not significantly compromise shareowner rights or interests, or environmental and social performance.

  Greenmail

Greenmail is the premium a takeover target firm offers to a corporate raider in exchange for the raider's shares. This usually means that the bidder's shares are purchased at a price higher than market price, discriminating against other shareowner.

The Fund advisor will ordinarily support anti-greenmail provisions and oppose the payment of greenmail.

  Opt-Out of State Anti-takeover Law

Several states have enacted anti-takeover statutes to protect companies against hostile takeovers. In some, directors or shareowners are required to opt in for such provisions to be operational; in others, directors or shareowners may opt out. Hostile takeovers come in many forms. Some offer advantages to shareowners by replacing current management with more effective management. Others do not. Shareowners of both the acquirer and the target firms stand to lose or gain significantly, depending on the terms of the takeover, the strategic attributes of the takeover, and the price and method of acquisition. In general, shareowners should have the right to consider all potential takeovers, hostile or not, and vote their shares based on their assessment of the particular offer.

The Fund advisor will ordinarily support proposals for bylaw changes allowing a company to opt out of state anti-takeover laws and will oppose proposals requiring companies to opt into state anti-takeover statutes.

  CORPORATE SOCIAL RESPONSIBILITY

A. Sustainability Reporting

The global economy of the 21st century must find ways to fashion a new model of wealth creation that raises living standards (particularly in the developing world) while preserving and protecting fragile ecosystems and vital resources that did not factor into previous economic models. In response to this new imperative, the notion of sustainability (or sustainable development) has emerged as a core theme of public policy and organizational strategy. Corporations are being asked to play a larger role in addressing economic, environmental and social issues, and are subject to rising expectations. As companies strive to translate the concept of sustainability into practice and measure their performance, this has created a growing demand for broadly accepted sustainability performance indicators and reporting guidelines. There are many forms of sustainability reporting, with one of the most comprehensive systems being the Global Reporting Initiative (GRI) reporting protocols.

The Fund Advisor will ordinarily support proposals asking companies to prepare sustainability reports, including publishing annual reports in accordance with the Global Reporting Initiative (GRI) or other reasonable international codes of conduct or reporting models.

The Fund advisor will ordinarily support proposals requesting that companies conduct social and/or environmental audits of their performance.

B. Environment

All corporations have an impact on the environment. A company's environmental policies and performance can have a substantial effect on the firm's financial performance. We expect management to take all reasonable steps to reduce negative environmental impacts and a company's overall environmental footprint.

The Fund Advisor will ordinarily support proposals to reduce negative environmental impacts and a company's overall environmental footprint, including any threats to biodiversity in ecologically sensitive areas.

The Fund advisor will ordinarily support proposals asking companies to report on their environmental practices, policies and impacts, including environmental damage and health risks resulting from their operations, and the impact of environmental liabilities on shareowner value.

The Fund advisor will ordinarily support proposals asking companies to prepare a comprehensive report on recycling efforts, to increase recycling efforts, or to adopt a formal recycling policy.

  CERES Principles and Sustainability Reporting

The Coalition for Environmentally Responsible Economies (CERES), a coalition comprised of social investors and environmental organizations, has developed an environmental corporate code of conduct. The CERES Principles ask corporations to conduct environmental audits of their operations, establish environmental management practices, assume responsibility for damage they cause to the environment and take other leadership initiatives on the environment. Shareholder resolutions are frequently introduced asking companies to: 1) become signatories of the CERES Principles; or 2) produce a report addressing management's response to each of the points raised in the CERES Principles.

The Fund advisor will support proposals requesting that a company become a signatory to the CERES Principles.

  Climate Change/Global Warming

The current worldwide scientific consensus, according to the Intergovernmental Panel on Climate Change (IPCC), is that the earth's temperature is warming; that most of the warming observed over the last 50 years is likely the result of human activities that emit greenhouse gases into the atmosphere, particularly carbon dioxide (CO2); and that the earth's temperature will rise between 2.5 and 10.5 degrees Fahrenheit over the next century unless there is a dramatic (60 to 80 percent) reduction in CO2 emissions. Failure to address this developing ecological catastrophe will likely mean rising sea levels, melting polar ice caps, coastal erosion, increasingly dramatic storms, floods and other natural disasters, as well as accelerating species losses and habitat extinctions.

Shareholder initiatives on climate change have focused on companies that contribute significantly to global warming--including oil and mining companies, utilities, and automobile manufacturers. Increasingly, corporations in a wider variety of industries are facing shareowner proposals on climate change as well, as shareowners recognize that companies can take cost-effective--and often cost-saving--steps to reduce energy use that contributes to climate change. Initiatives have included proposals requesting companies to disclose information about their impact on climate change, to set targets for reduction in greenhouse gas emissions, to increase energy efficiency, and to substitute some forms of renewable energy resources for fossil fuels.

The Fund advisor will support proposals requesting that companies disclose information on greenhouse gas emissions or take specific actions, at reasonable cost, to mitigate climate change, including reducing greenhouse gas emissions and developing and using renewable or other less-polluting energy sources.

  Environmental Justice

Quite often, corporate activities that damage the environment have a disproportional impact on poor people, people of color, indigenous peoples and other marginalized groups. For example, companies will sometimes locate environmentally damaging operations in poor communities, or in developing countries where poor or indigenous people have little or no voice in political and economic affairs.

The Fund advisor will ordinarily support proposals asking companies to report on whether environmental and health risks posed by their activities fall disproportionately on any one group or groups, and to take action to reduce those risks at reasonable cost to the company.

The Fund advisor will ordinarily support proposals asking companies to respect the rights of local and indigenous communities to participate in decisions affecting their local environment.

C. Workplace Issues

    Labor Relations

Companies' treatment of their workers can have a pervasive effect on the performance of the enterprise, as well as on the communities and societies where such companies operate. Calvert believes that well-governed, responsible corporations treat workers fairly in all locations, and avoid exploitation of poor or marginalized people. Shareowner resolutions are sometimes filed asking companies to develop codes of conduct that address labor relations issues, including use of child labor, forced labor, safe working conditions, fair wages and the right to organize and bargain collectively.

The Fund advisor will ordinarily support proposals requesting companies to adopt, report on, and agree to independent monitoring of codes of conduct addressing global labor and human rights practices.

The Fund advisor will ordinarily support proposals requesting that companies avoid exploitative labor practices, including child labor and forced labor.

The Fund advisor will ordinarily support proposals requesting that companies commit to providing safe workplaces.

  Vendor/Supplier Standards

Special attention has been focused on companies that use offshore vendors to manufacture or supply products for resale in the U.S. While many offshore vendors have satisfactory workplace practices, there have also been many instances of abuse, including forced overtime, use of child labor and other "sweatshop" practices. Shareowner resolutions are sometimes filed asking companies to adopt codes of conduct regarding vendor/supplier labor practices, to report on compliance with such codes, and to support independent third party monitoring of compliance. At the heart of these proposals is the belief that corporations that operate globally have both the power and the responsibility to curtail abusive labor practices on the part of their suppliers and vendors.

The Fund advisor will ordinarily support proposals requesting that companies adopt codes of conduct and other vendor/supplier standards requiring that foreign suppliers and licensees comply with all applicable laws and/or international standards (such as the ILO's core labor standards) regarding wages, benefits, working conditions, including laws and standards regarding discrimination, child labor and forced labor, worker health and safety, freedom of association and other rights. This support includes proposals requesting compliance with vendor codes of conduct, compliance reporting, and third party monitoring or verification.

  Diversity and Equal Employment Opportunity

Women and minorities have long been subject to discrimination in the workplace - denied access to jobs, promotions, benefits and other entitlements on account of race or gender. Women and minorities are still significantly underrepresented in the ranks of management and other high-income positions, and overrepresented in the more poorly-paid categories, including office and clerical workers and service workers.

Shareowner resolutions are sometimes filed asking companies to report on their efforts to meet or exceed federal EEO mandates. Typically, such reporting involves little additional cost to the corporation since most, if not all, of the data is already gathered to meet government-reporting requirements (all firms with more than 100 employees, or federal contractors with more than 50 employees, must file EEO-1 reports with the Equal Employment Opportunity Commission). Shareowner resolutions have also been filed asking companies to extend non-discrimination policies to gay and lesbian employees.

The Fund advisor will ordinarily support proposals asking companies to report on efforts to comply with federal EEO mandates.

The Fund advisor will support proposals asking companies to report on their progress in meeting the recommendations of the Glass Ceiling Commission and to eliminate all vestiges of "glass ceilings" for women and minority employees.

The Fund advisor will ordinarily support proposals asking companies to include language in EEO statements specifically barring discrimination on the basis of sexual orientation, and to report on company initiatives to create a workplace free of discrimination on the basis of sexual orientation.

The Fund advisor will support proposals seeking more careful consideration of the use of racial, gender, or other stereotypes in advertising campaigns, including preparation of a report at reasonable cost to the company.

  Plant Closings

Federal law requires 60 days advance notice of major plant closings or layoffs. Beyond such notice, however, many corporations provide very little in the way of support for workers losing jobs through layoffs or downsizing. The way a company treats employees that are laid off often has a substantial impact on the morale and productivity of those that remain employed. Programs aimed at assisting displaced workers are helpful both to those displaced and to the company's ability to recover from market downturns or other setbacks resulting in layoffs or plant closings.

The Fund advisor will ordinarily support resolutions asking companies to create or expand upon relocation programs for displaced workers.

D. Product Safety and Impact

Many companies' products have significant impacts on consumers, communities and society at large, and these impacts may expose companies to reputational or brand risks. Responsible, well-governed companies should be aware of these potential risks and take proactive steps to manage them. Shareowner proposals that ask companies to evaluate certain impacts of their products, or to provide full disclosure of the nature of those products, can be harbingers of potential risks that companies may face if they fail to act. For example, several shareowner proposals have been filed requesting that food and beverage manufacturers label all foods containing genetically modified organisms (GMOs); other proposals have requested that companies report on the health or psychological impacts of their products.

The Fund advisor will review on a case-by-case basis proposals requesting that companies report on the impacts of their products on society, and will ordinarily support such proposals when the requests can be fulfilled at reasonable cost to the company, or when potential reputational or brand risks are substantial.

The Fund advisor will ordinarily support proposals requesting that companies disclose the contents or attributes of their products to potential consumers.

  Animal Welfare

Shareowner resolutions are sometimes filed with firms who engage in animal testing for the purposes of determining product efficacy or assuring consumer product safety.

The Fund advisor will ordinarily support proposals seeking information on a company's animal testing practices, or requesting that management develop cost-effective alternatives to animal testing.

The Fund advisor will ordinarily support proposals calling for consumer product companies to reduce or eliminate animal testing or the suffering of animal test subjects.

The Fund advisor will examine and vote on a case-by-case basis proposals calling for pharmaceutical or medical products firms to reduce animal testing or the suffering of animal test subjects.

  Tobacco

Shareowner resolutions are sometimes filed with insurance and health care companies asking them to report on the appropriateness of investments in the tobacco industry, and on the impact of smoking on benefit payments for death, disease and property loss.

The Fund advisor will ordinarily support resolutions asking companies not to invest in the stocks of tobacco companies.

The Fund advisor will ordinarily support resolutions asking companies to research the impact of ceasing business transactions with the tobacco industry. .

E. International Operations and Human Rights

Global corporations often do business in countries lacking adequate legal or regulatory structures protecting workers, consumers, communities and the environment, or where lax enforcement renders existing laws ineffective. Many companies have sought to lower costs by transferring operations to less regulated areas, or to low-wage areas. Such activity is not always exploitative, but it can be. In the past, transgressions of human rights in offshore operations was not well known or reported, but increasingly, company operations in countries with substandard labor or human rights records has come under much greater scrutiny. The adverse publicity associated with allegations of sweatshop practices or other human rights abuses can also pose substantial brand or reputational risks for companies.

Many of the shareowner resolutions filed on international operations and human rights focus on specific countries or specific issues within them. For example, shareowners have in the past asked companies to commit themselves to uphold the South African Council of Churches Code of Conduct for corporations doing business in South Africa; or to report on or comply with the MacBride Principles aimed at eliminating religious discrimination in Northern Ireland. In other cases, resolutions have requested that companies report on operations, or cease operations, in particular nations with repressive regimes or a history of human rights and labor abuses, such as Tibet, China, Indonesia, Nigeria, or Burma. In some cases, resolutions may oppose all company operations in a particular country; in others, the resolutions seek to limit particular industries or practices that are particularly egregious.

The Fund advisor will ordinarily support proposals requesting that companies develop human rights codes of conduct and periodic reporting on operations in countries with repressive regimes.

The Fund advisor will ordinarily support proposals requesting that companies adopt or support reasonable third-party codes of conduct or principles addressing human rights and discrimination.

The Fund advisor will ordinarily support proposals requesting that companies develop policies and protocols to eliminate bribery and corruption.

  Unauthorized Images

Some domestic corporations use images in their advertising or brands that are offensive to certain cultures, or that may perpetuate racism and bigotry. For instance, some companies use Native American symbols and imagery to advertise and market commercial products, including sports franchises. Others have used images or caricatures of African Americans, Jews, Latinos, or other minority or indigenous groups in ways that are objectionable to members of such groups.

The Fund advisor will support proposals asking companies to avoid the unauthorized use of images of racial, ethnic, or indigenous groups in the promotion of their products.

  Bank Lending in Developing Countries

Shareowner resolutions are sometimes filed calling on banks and other international lending institutions to adopt lending policies that provide social, economic and environmental benefits to developing nations. In some cases, developing nations are not in a position to repay these loans, owing to economic or fiscal crises. As creditors, the banks have often insisted on belt-tightening and other restructuring measures that can result in high inflation, rising unemployment and social instability. Some advocates have argued for the forgiveness of such loans in order to promote social and economic gains for millions of citizens in developing nations. Forgiveness, however, may also result in unacceptable loss to lending institutions and their shareowners. Proposals calling for debt forgiveness to developing countries may have some merit, if there is a reasonable prospect that, with forgiveness, the countries can rebuild economic security and fiscal control, and such forgiveness would not greatly impair the finances of the lending institutions.

The Fund advisor will examine and vote on a case-by-case basis proposals calling on banks to forgive loans made to developing countries.

  Mexican Maquiladora Operations

Shareholder resolutions are sometimes filed calling on companies to report on their operating practices in maquiladora plants located in Mexico near the U.S. border, or companies that have moved operations to countries in the Caribbean or Central America under U.S. government-sponsored programs to promote trade and economic development in the hemisphere. Companies have located in this region to take advantage of lower labor costs and fewer environmental and other regulations. There have, however, been numerous cases of abuse of the human rights of employees and compromises of the environmental integrity of communities.

The Fund advisor will ordinarily support proposals calling for reports on treatment of workers and protection of human rights in operations in maquiladoras or other Latin American or Caribbean operations.

The Fund advisor will ordinarily support proposals calling for greater pay equity and fair treatment of workers, improved environmental practices, and stronger community support in maquiladora or other offshore operations.

  Access to Pharmaceuticals

The cost of medicine is a serious issue throughout the world. In the U.S., many citizens lack health insurance and many more lack a prescription drug benefit under Medicare or private insurance programs. In Africa and in many other parts of the developing world, millions of people have already died from the AIDS virus and tens of millions more are infected. Medications to treat AIDS, malaria, tuberculosis and other diseases are often so costly as to be out of reach of most of those affected. Shareowner resolutions are sometimes filed asking pharmaceutical companies to take steps to make drugs more accessible and affordable to victims of pandemic or epidemic disease.

The Fund advisor will ordinarily support proposals asking pharmaceutical companies to take steps to make drugs more affordable and accessible for the treatment of HIV AIDS, malaria, tuberculosis and other serious diseases affecting poor countries or populations.

The Fund advisor will ordinarily support proposals asking companies with operations in heavily infected areas such as Africa to ensure that their workforces receive appropriate access to counseling or healthcare advice, health care coverage, or access to treatment.

F. Indigenous Peoples' Rights

  Cultural Rights of Indigenous Peoples

The survival, security and human rights of millions of indigenous peoples around the world are increasingly threatened. Efforts to extract or develop natural resources in areas populated by indigenous peoples often threaten their lives and cultures, as well as their natural environments.

The Fund advisor will support proposals requesting that companies respect the rights of and negotiate fairly with indigenous peoples, develop codes of conduct dealing with treatment of indigenous peoples, and avoid exploitation and destruction of their natural resources and ecology.

G. Weapons Contracting

  Weapons/Military Conversion

Shareowner resolutions will sometimes be filed with companies with significant military contracts, asking them to report on future plans to diversify or convert to the production of civilian goods and services.

The Fund advisor will ordinarily support proposals calling for reports on the scale and character of military sales or conversion of military production or technology to civilian purposes.

H. Community

  Equal Credit Opportunity

Access to capital is essential to full participation and opportunity in our society. The Equal Credit Opportunity Act (ECOA) prohibits lenders from discriminating with regard to race, religion, national origin, sex, age, etc. Shareowner resolutions are sometimes filed requesting: (1) reports on lending practices in low/moderate income or minority areas and on steps to remedy mortgage lending discrimination; (2) the development of fair lending policies that would assure access to credit for major disadvantaged groups and require reports to shareowners on the implementation of such policies; and (3) the application of Equal Credit Opportunity Act standards by non-financial corporations to their financial subsidiaries.

The Fund advisor will ordinarily support proposals requesting increased disclosure on ECOA and stronger policies and programs regarding compliance with ECOA.

  Redlining

Redlining is the systematic denial of services to people within a geographic area based on their economic or racial/ethnic profile. The term originated in banking, but the same practice can occur in many businesses, including insurance and supermarkets. Shareowner resolutions are sometimes filed asking companies to assess their lending practices or other business operations with respect to serving communities of color or the poor, and develop policies to avoid redlining.

The Fund advisor will support proposals to develop and implement policies dealing with fair lending and housing, or other nondiscriminatory business practices.

  Predatory Lending

Sub-prime lenders charge notably high interest rates on consumer, life insurance, and home mortgage loans. These lenders can engage in abusive business practices that take advantage of the elderly or the economically disadvantaged. This includes charging excessive fees, making loans to those unable to make interest payments and steering customers selectively to products with higher than prevailing interest rates. Shareowner resolutions are sometimes filed asking for the development of policies to prevent predatory lending practices.

The Fund advisor will support proposals calling on companies to address and eliminate predatory lending practices.

  Insurance Companies and Economically Targeted Investments

Economically targeted investments (ETIs) are loans made to low-to-moderate income communities or individuals to foster and promote, among other things, small businesses and farms, affordable housing and community development banks and credit unions. At present, insurance companies put less than one-tenth of one percent of their more than $1.9 trillion in assets into ETIs. Shareowner resolutions are sometimes filed asking for reports outlining how insurers could implement an ETI program.

The Fund advisor will support proposals encouraging adoption of or participation in economically targeted investment programs that can be implemented at reasonable cost.

I. Political Action Committees and Political Partisanship

Shareholders have a right to know how corporate assets are being spent in furtherance of political campaigns, social causes or government lobbying activities. Although companies are already required to make such disclosures pursuant to federal and state law, such information is often not readily available to investors and shareowners. Moreover, corporate lobbying activities and political contributions may at times be inconsistent with or actually undermine shareholder and stakeholder interests that companies are otherwise responsible to protect.

The Fund advisor will ordinarily support resolutions asking companies to disclose political contributions made either directly or through political action committees.

The Fund advisor will ordinarily support resolutions asking companies to disclose the magnitude and character of public policy lobbying activities.

The Fund advisor will ordinarily support resolutions requesting that companies discontinue lobbying or political contributions that are inconsistent with shareholder or other stakeholder interests, including efforts to weaken policies that protect workers, communities, the environment, public safety, or any of the other principles embodied in these Proxy Voting Guidelines.

J. Other Issues

All social issues that are not covered in these guidelines are delegated to the Fund's advisor to vote in accordance with the Fund's specific social criteria. In addition to actions taken pursuant to the fund's Conflict of Interest Policy, Calvert Social Research Department ("CSRD") will report to the Boards on issues not covered by these guidelines as they arise.

III. CONFLICT OF INTEREST POLICY All Calvert Funds strictly adhere to the proxy voting guidelines detailed above in Sections I and II, above. Thus, generally, adherence to the Proxy Voting Guidelines will leave little opportunity for a material conflict of interest to emerge between any of the Funds, on the one hand, and the Fund's investment advisor, sub-advisor, principal underwriter, or an affiliated person of the Fund, on the other hand. Nonetheless, upon the occurrence of the exercise of voting discretion where there is a variance in the vote from the Proxy Voting Guidelines, which could lend itself to a potential conflict between these interests, a meeting of the Audit Committee of the Fund that holds that security will be immediately convened to determine how the proxy should be voted.

Adopted September 2000.
Revised September 2002.
Revised June 2003.
Revised August 2004.
Approved December 2004.

APPENDIX B

Municipal Obligations

Municipal obligations are debt obligations issued by states, cities, municipalities, and their agencies to obtain funds for various public purposes. Such purposes include the construction of a wide range of public facilities, the refunding of outstanding obligations, the obtaining of funds for general operating expenses, and the lending of funds to other public institutions and facilities. In addition, certain types of private activity bonds are issued by or on behalf of public authorities to obtain funds for many types of local, privately operated facilities. Such debt instruments are considered municipal obligations if the interest paid on them is exempt from federal income tax in the opinion of bond counsel to the issuer. Although the interest paid on the proceeds from private activity bonds used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities may be exempt from federal income tax, current federal tax law places substantial limitations on the size of such issues.

Municipal obligations are generally classified as either "general obligation" or "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source but not from the general taxing power. Tax-exempt private activity bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. There are, of course, variations in the security of municipal obligations both within a particular classification and among classifications.

Municipal obligations are generally traded on the basis of a quoted yield to maturity, and the price of the security is adjusted so that relative to the stated rate of interest it will return the quoted rate to the purchaser.

Short-term and limited-term municipal obligations include Tax Anticipation Notes, Revenue Anticipation Notes Bond Anticipation Notes, Construction Loan Notes, and Discount Notes. The maturities of these instruments at the time of issue generally will range between three months and one year. Pre-Refunded Bonds with longer nominal maturities that are due to be retired with the proceeds of an escrowed subsequent issue at a date within one year and three years of the time of acquisition are also considered short-term and limited-term municipal obligations.

Municipal Bond and Note Ratings (source: Standard & Poor's)

Long-Term Issuer Credit Ratings:

AAA - An obligor rated 'AAA' has extremely strong capacity to meet its financial commitments. 'AAA' is the highest issuer credit rating assigned by Standard & Poor's.

AA - An obligor rated 'AA' has very strong capacity to meet its financial commitments. It differs from the highest-rated obligors only to a small degree.

A - An obligor rated 'A' has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.

BBB - An obligor rated 'BBB' has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

BB, B, CCC, and CC:

Obligors rated 'BB', 'B', 'CCC', and 'CC' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'CC' the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB - An obligor rated 'BB' is less vulnerable in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitments.
B - An obligor rated 'B' is more vulnerable than the obligors rated 'BB', but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitments.

CCC - An obligor rated 'CCC' is currently vulnerable, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.

CC - An obligor rated 'CC' is currently highly vulnerable.

Plus (+) or minus (-):

The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

R - An obligor rated 'R' is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD and D - An obligor rated 'SD' (selective default) or 'D' has failed to pay one or more of its financial obligations (rated or unrated) when it came due. A 'D' rating is assigned when Standard & Poor's believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An 'SD' rating is assigned when Standard & Poor's believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

N.R. - An issuer designated N.R. is not rated.

Short-Term Issue Credit Ratings (Notes)

A Standard & Poor's U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

  Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
  Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Short-Term Issuer Credit Ratings

A-1 An obligor rated 'A-1' has strong capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor's. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is extremely strong.

A-2 An obligor rated 'A-2' has satisfactory capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3 An obligor rated 'A-3' has adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

B An obligor rated 'B' is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

C An obligor rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments.

R An obligor rated 'R' is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD and D An obligor rated 'SD' (selective default) or 'D' has failed to pay one or more of its financial obligations (rated or unrated) when it came due. A 'D' rating is assigned when Standard & Poor's believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An 'SD' rating is assigned when Standard & Poor's believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

Municipal Long-Term Rating Definitions (source: Moody's Investors Service)

Aaa Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Aa Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

A Issuers or issues rated A present above-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Baa Issuers or issues rated Baa represent average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Ba Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

B Issuers or issues rated B demonstrate weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Caa Issuers or issues rated B demonstrate very weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Ca Issuers or issues rated B demonstrate extremely weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

C Issuers or issues rated B demonstrate the weakest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating category from Aa through Caa. The

Modifier 1 indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier 2

Indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

U.S. Municipal Short-Term Debt And Demand Obligation ratings (source: Moody's Investors Service)

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels -- MIG 1 through

MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative

Grade. MIG ratings expire at the maturity of the obligation.

MIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.


PART C. OTHER INFORMATION

Item 23. Exhibits:

99B.1 Articles of Incorporation, incorporated by reference to Registrant's Post-Effective Amendment No. 18, April 27, 2000, accession number 0000882671-00-000018.

(a) Articles Supplementary, incorporated by reference to Registrant's Post-Effective Amendment No. 18, April 27, 2000, accession number 0000882671-00-000018.

(b) Articles of Amendment, incorporated by reference to Registrant's Post-Effective Amendment No. 18, April 27, 2000, accession number 0000882671-00-000018.

99B.2 By-Laws, incorporated by reference to Registrant's Post-Effective Amendment No. 18, April 27, 2000, accession number 0000882671-00-000018.

99.B5. Investment Advisory Agreement filed herewith.

99.B5.1. Investment Advisory Agreement Schedule A filed herewith.

99.b6 Underwriting (Distribution) Agreement filed herewith.

99.b6a Underwriting (Distribution) Schedules I, II & III filed herewith.

99.B7 Deferred Compensation Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 18, April 27, 2000, accession number 0000882671-00-000018.

99.B8 Custodial Contract incorporated by reference to Registrant's Post-Effective Amendment No. 19, April 27, 2001, accession number 0000930661-01-500336.

99.B9. Sub-Transfer Agency and Service Agreement filed herewith.

99.B9a Servicing Agreement filed herewith.

99.B9a1 Servicing Agreement Schedule A filed herewith.

99.b9.b.1 Administrative Services Agreement Schedule A filed herewith.

99.B10 Opinion and Consent of Counsel filed herewith.

99.B11 Consent of Independent Auditors filed herewith.

99.B15 Plan of Distribution for Class A filed herewith.

99.B15a Plan Schedule A for Class A filed herewith.

99.B15b Plan of Distribution for Class B & C filed herewith.

99.B15c Plan Schedule A for Class B & C filed herewith.

99.B17.a Rule 18f-3 Multiple-class Plan filed herewith.

99.B17.b Power of Attorney Forms filed herewith.

99.B18 Code of Ethics for CAMCO incorporated by reference to Post-Effective Amendment No. 25, dated May 2, 2005, accession number 0000882671-05-000006

Item 24. Persons Controlled by or Under Common Control With Registrant

Not applicable.

Item 25. Indemnification

Registrant's By-Laws, Exhibit 2 of this Registration Statement, provides, in summary, that officers and trustees/directors shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees/directors who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, director, employee or agent against any liabilities arising from such status. In this regard, Registrant will maintain a Trustees/Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $10 million in trustees/directors and officers liability coverage, plus $5 million in excess trustees/directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains a $12 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402. The Fund maintains joint coverage with the other Calvert Group Funds, and for the liability coverage, with the Advisor and its affiliated companies ("Calvert operating companies.") The premium and the coverage are allocated based on a method approved by the disinterested Fund trustees/directors.

Item 26. Business and Other Connections of Investment Adviser

Name	Name of Company, Principal Business and Address	Capacity
Barbara J. Krumsiek
	Calvert Variable Series, Inc.	Officer
	Calvert Municipal Fund, Inc.	and
	Calvert World Values Fund, Inc.	Director
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
	Government Income	and
	Calvert Tax-Free Reserves	Trustee
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management
	Co., Inc.	Officer
	Investment Advisor	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814

	Calvert Group, Ltd.	Officer
	Holding Company	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814

Calvert Shareholder
	Services, Inc.	Officer
	Transfer Agent	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814

Calvert Administrative
	Services Co.	Officer
	Service Company	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814

	Calvert Distributors, Inc.	Officer
	Broker-Dealer	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814

Ronald M. Wolfsheimer
	First Variable Rate Fund	Officer
for Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Group, Ltd.	Officer
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Shareholder
	Services, Inc.	Officer
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Administrative
	Services Co.	Officer
	Service Company	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814

	Calvert Distributors, Inc.	Officer
	Broker-Dealer	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814

David R. Rochat
	First Variable Rate Fund	Officer
	for Government Income	and
	Calvert Tax-Free Reserves	Trustee
Calvert Cash Reserves
The Calvert Fund
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Municipal Fund, Inc.	Officer
	Investment Company	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814

Calvert Asset Management
	Co., Inc.	Officer
	Investment Advisor	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814

	Chelsea Securities, Inc.	Officer
	Securities Firm	and
	Post Office Box 93	Director
Chelsea, Vermont 05038

	Grady, Berwald & Co.	Officer
	Holding Company	and
	43A South Finley Avenue	Director
Basking Ridge, NJ 07920

Robert-John H. Sands
Unifi Mutual
	Holding Company	Officer
Acacia Life Insurance
Acacia National Life
	Insurance	Officer and
	Insurance Company	Director
7315 Wisconsin Avenue
Bethesda, Maryland 20814

	Acacia Life Insurance	Officer
Insurance Company
7315 Wisconsin Avenue
Bethesda, Maryland 20814

	Acacia Financial Corporation	Officer and
	Holding Company	Director
7315 Wisconsin Avenue
Bethesda, Maryland 20814

	Acacia Federal Savings Bank	Officer
Savings Bank
7600-B Leesburg Pike
Falls Church, Virginia 22043

	Enterprise Resources, LLC	Director
Business Support Services
7315 Wisconsin Avenue
Bethesda, Maryland 20814

	Acacia Realty Square, LLC	Director
Realty Investments
7315 Wisconsin Avenue
Bethesda, Maryland 20814

	The Advisors Group, Ltd.	Director
Broker-Dealer and
Investment Advisor
7315 Wisconsin Avenue
Bethesda, Maryland 20814

	Calvert Group, Ltd.	Director
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Administrative
	Services Co.	Director
Service Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management,
	Co., Inc.	Director
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Shareholder
	Services, Inc.	Director
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814

William M. Tartikoff
Acacia National Life
	Insurance	Officer
Insurance Company
7315 Wisconsin Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Group, Ltd.	Officer
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Administrative	Officer
Services Company
Service Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management
	Co. Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Shareholder
	Services, Inc.	Officer
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Distributors, Inc.	Director
	Broker-Dealer	and Officer
4550 Montgomery Avenue
Bethesda, Maryland 20814

Susan Walker Bender
	Calvert Group, Ltd.	Officer
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Administrative
	Services Co.	Officer
Service Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Shareholder
	Services, Inc.	Officer
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Distributors, Inc.	Officer
Broker-Dealer
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Ivy Wafford Duke
	Calvert Group, Ltd.	Officer
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Administrative
	Services Co.	Officer
Service Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Shareholder
	Services, Inc.	Officer
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Distributors, Inc.	Officer
Broker-Dealer
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814
Lancelot King
	Calvert Group, Ltd.	Officer
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Administrative
	Services Co.	Officer
Service Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Shareholder
	Services, Inc.	Officer
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Distributors, Inc.	Officer
Broker-Dealer
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Jane Maxwell
	Calvert Group, Ltd.	Officer
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Administrative
	Services Co.	Officer
Service Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Shareholder
	Services, Inc.	Officer
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Distributors, Inc.	Officer
Broker-Dealer
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Augusto Macedo
	Calvert Group, Ltd.	Officer
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Administrative
	Services Co.	Officer
Service Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Shareholder
	Services, Inc.	Officer
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Distributors, Inc.	Officer
Broker-Dealer
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Andrew Niebler
	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Catherine Roy
Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Steve Falci
Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Julie Gorte
	Calvert Asset Management	Officer
Company, Inc.
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Mike Yuhas
	First Variable Rate Fund	Fund
	for Government Income	Controller
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Hui Ping Ho
	First Variable Rate Fund	Assistant
	for Government Income	Treasurer
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Daniel K. Hayes
Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

John Nichols
	Calvert Asset Management	Officer
Company, Inc.
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Gregory Habeeb
	Calvert Asset Management	Officer
Company, Inc.
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Thomas Dailey
	Calvert Asset Management	Officer
Company, Inc.
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

James O'Boyle
	Calvert Asset Management	Officer
Company, Inc.
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Matt Nottingham
	Calvert Asset Management	Officer
Company, Inc.
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Gary Miller
	Calvert Asset Management	Officer
Company, Inc.
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Item 27. Principal Underwriters

         (a)     Registrant's principal underwriter underwrites shares of First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves, Calvert Social Investment Fund, Calvert Cash Reserves, The Calvert Fund, Calvert Municipal Fund, Inc., Calvert World Values Fund, Inc., Calvert Social Index Series, Inc., Calvert Variable Series, Inc., and Calvert Impact Fund, Inc.

         (b)     Positions of Underwriter's Officers and Directors

Name and Principal Business Address*	Position(s) with Underwriter	Position(s) with Registrant
Barbara J. Krumsiek	Director and Chief Executive Officer	Director
Ronald M. Wolfsheimer	Director, Senior Vice President and Chief Financial Officer	Treasurer
William M. Tartikoff	Senior Vice President and Secretary	Vice President and Secretary
Craig Cloyed	Director and President	None
Reginald Stanley	Senior Vice President	None
Alison Smith	Vice President	None
Stan Young	Vice President	None
David Leach	Vice President	None
Geoffrey Ashton	Regional Vice President	None
Timothy O'Leary	Regional Vice President	None
Bill Hairgrove	Regional Vice President	None
Anthony Eames	Regional Vice President	None
Steve Himber	Regional Vice President	None
Tanya Williams	Regional Vice President	None
Ben Ogbogu	Regional Vice President	None
Christine Teske	Regional Vice President	None
Jeanine L. Perkins	Regional Vice President	None
Steven Yoon	Regional Vice President	None
David McClellan	Regional Vice President	None
Rachel DeCosta-Martin	Regional Vice President	None
Susan Walker Bender	Assistant Secretary	Assistant Secretary
Ivy Wafford Duke	Assistant Secretary	Assistant Secretary
Lancelot King	Assistant Secretary	Assistant Secretary
Jane Maxwell	Assistant Secretary	Assistant Secretary and Assistant General Counsel
Augusto Macedo	Assistant Secretary	Assistant Secretary and Assistant General Counsel
Andrew Niebler	Assistant Secretary	Assistant Secretary and Assistant General Counsel
Hui Ping Ho	Assistant Treasurer	Assistant Treasurer

*4550 Montgomery Avenue Bethesda, Maryland 20814

         (c)      Inapplicable.

Item 28. Location of Accounts and Records

         Ronald M. Wolfsheimer, Treasurer
         and
         William M. Tartikoff, Assistant Secretary
         4550 Montgomery Avenue, Suite 1000N
         Bethesda, Maryland 20814

Item 29. Management Services

         Not Applicable

Item 30. Undertakings

         Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland on the 28th day of April, 2006.

CALVERT MUNICIPAL FUND, INC.

By:

_______________**__________________

Barbara J. Krumsiek

President and Director

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on the 28th day of April, 2006 by the following persons in the capacities indicated.

Signature	Title
__________**____________ Barbara J. Krumsiek	President and Trustee

__________**____________ Ronald M. Wolfsheimer	Treasurer
__________**____________ Richard L. Baird, Jr.	Trustee

__________**____________ Frank H. Blatz, Jr.	Trustee

__________**____________ Douglas E. Feldman	Trustee

__________**____________ Peter W. Gavian	Trustee

__________**____________ John G. Guffey, Jr.	Trustee

__________**____________ M. Charito Kruvant	Trustee

__________**____________ Arthur J. Pugh	Trustee

__________**____________ David R. Rochat	Trustee

__________**____________ D. Wayne Silby	Trustee

**By: /s/ Ivy Wafford Duke
Ivy Wafford Duke

Executed by Ivy Wafford Duke, Attorney-in-fact on behalf of those indicated, pursuant to Powers of Attorney filed herewith.